As filed with the Securities and Exchange Commission on April 29, 2015

Registration No. 333-186036

811- 08750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 2

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 98

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

440 Mamaroneck Avenue

Harrison, NY 10528

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (213) 742-5216

Alison Ryan, Esquire

Transamerica Financial Life Insurance Company

c/o Office of the General Counsel, MS#2520

440 Mamaroneck Avenue

Harrison, NY 10528

(Name and Address of Agent for Service)

Title of Securities Being Registered:	Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2015 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

TRANSAMERICA INCOME ELITESM II
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This prospectus describes information you should know before you purchase a Transamerica Income EliteSM II variable annuity. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the underlying fund portfolios.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
Prospectus Date: May 1, 2015
Statement of Additional Information Date: May 1, 2015

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Aegon High Yield Bond - Initial Class	Transamerica Aegon High Yield Bond VP – Initial Class
TA Aegon Money Market - Service Class	Transamerica Aegon Money Market VP – Service Class
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	Transamerica Aegon Active Asset Allocation - Moderate VP - Service Class
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	Transamerica Aegon Active Asset Allocation - Conservative VP - Service Class
TA Aegon Tactical Vanguard ETF - Growth - Service Class	Transamerica Aegon Active Asset Allocation - Moderate Growth VP - Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class
TA Barrow Hanley Dividend Focused - Initial Class	Transamerica Barrow Hanley Dividend Focused VP – Initial Class
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Initial Class	Transamerica Clarion Global Real Estate Securities VP – Initial Class
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Initial Class	Transamerica JPMorgan Enhanced Index VP – Initial Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class
TA Jennison Growth - Initial Class	Transamerica Jennison Growth VP – Initial Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA MFS International Equity - Initial Class	Transamerica MFS International Equity VP – Initial Class
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Morgan Stanley Mid-Cap Growth - Initial Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA Systematic Small/Mid Cap Value - Initial Class	Transamerica Systematic Small/Mid Cap Value VP - Initial Class
TA T. Rowe Price Small Cap - Initial Class	Transamerica T. Rowe Price Small Cap VP – Initial Class
TA TS&W International Equity - Initial Class	Transamerica TS&W International Equity VP – Initial Class
TA Torray Concentrated Growth - Initial Class	Transamerica Torray Concentrated Growth VP - Initial Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Vanguard ETF - Balanced - Service Class	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class
TA Vanguard ETF - Conservative - Service Class	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class
TA Vanguard ETF - Growth - Service Class	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class
TA WMC US Growth - Initial Class	Transamerica WMC US Growth VP – Initial Class

INTRODUCTION
How to buy this variable annuity
√ Choose Between Qualified and Non-Qualified(1)
	Qualified Policy(2,3) Minimum Initial Deposit	Non-Qualified (4) Policy Minimum Initial Deposit	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
Income Elite II	$1,000	$5,000	0 years	0.45%
(1)	This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. This variable annuity may not be available through your financial intermediary.
(2)	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).
(3)	Includes anticipated premium at time of application from transfers or rollovers as indicated on your application or electronic order form.
(4)	Includes anticipated premium at time of application from 1035 exchanges as indicated on you application or electronic order form.
√ Choose investment options
•	Subaccounts - Funds representing a range of investment strategies, objectives and asset classes.
•	Fixed Account - A fixed interest account (if available).
Subject to limitations, you may move your policy value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)
Guaranteed Lifetime Withdrawal Benefit	Retirement Income Max®*
Death Benefits	Return of Premium*
* Investment or other restrictions may apply
Additional fees apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.
√ Complete our application or order form
√ Pay the applicable minimum initial deposit
1

FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. State premium taxes currently range from 0% - 3.5%. Excess interest adjustments may be made to amounts surrendered, transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Contingent Deferred Surrender Charge (as a percentage of premium surrendered)	0%
Transfer Fee	$0-$10
Special Service Fee	$0-$50*
* $0 - $25 for policies issued prior to May 1, 2015.
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Mortality and Expense Risk Fee	0.30%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	0.45%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.15%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	0.60%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Rider:
Retirement Income Max® Rider (annual charge - a % of withdrawal base):
Base Benefit	2.00%	1.25%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2014 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	0.64%
Highest Gross	2.37%
The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
2

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2014, and the base policy with the combination of available optional features or riders with the highest fees and expenses, Return of Premium Death Benefit and Retirement Income Max® Rider options (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered or annuitized at the end of the applicable time period or if you do not surrender your policy:
1 Year	$ 424
3 Years	$1,299
5 Years	$2,212
10 Years	$4,674
Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
Transfer Fee:  The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer.
Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Annual Service Charge:
The maximum annual service charge is $50 per policy. In no event will the service charge exceed 2% of the policy value or the maximum amount.
Criteria for Potential Waiver	Potential Waiver Amount*
Policy Value or sum of all premium payments less all withdrawals:
$50,000 thru $249,999.99	up to $35
$250,000 or more	up to $50
Participation in e-delivery program	up to $15
*	In no event will we waive in the aggregate more than the actual annual service charge for any policy year.
Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 0.45%.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Return of Premium Death Benefit fee, but does not include any annual Optional Rider Charges.
3

Optional Rider Charges and Optional Guaranteed Lifetime Withdrawal Benefit Riders:
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
Retirement Income Max® Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value.
Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers, and we have not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Expense Examples:
The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.
4

THE ANNUITY
This prospectus describes information you should know before you purchase the Transamerica Income EliteSM II.
An annuity is a contract between you, the owner, and an insurance company (in this case us), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means you are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The fixed account may, but is not guaranteed to always, be offered. If the fixed account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on your application or electronic order form) payment; and
•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
5

Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000 (including anticipated premiums from 1035 exchanges as indicated on your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form). You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.
Your initial premium payment may not be credited to your policy on the day that you leave your premium payment with your financial intermediary. Your financial intermediary may take up to seven market days to assess whether buying this policy is suitable for you. Your financial intermediary may send us your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process your policy. We will not begin to process your policy during this period.
We will first begin our review only once we receive both your initial premium payment and your application (or an electronic order form). We will credit your initial premium payment to your policy within two market days after the market day that we receive your initial premium payment, your application (or order form) and once we determine that your policy information is both complete and in good order. This time period is in addition to the time your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five market days after the market day that we receive your initial premium payment and your application (or electronic order form), then we will notify you or your financial intermediary, if applicable, and explain why we can't process your policy. We will also return your initial premium payment at that time unless you consent to us holding the premium up to 30 days and credit it within two market days after your information is both complete and in good order. If your information is not received in good order within 30 days of your consent to hold the premium, then it will be returned to you.
Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. Any initial premium payments received by us will be held in our general account until credited to your policy. You will not earn interest on your initial premium payment during these review periods.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, you can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first policy year, additional premium payments each policy year cannot, in the aggregate, without our prior approval exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits, and if you do not obtain prior approval for premiums in excess of the dollar amounts listed above, the business will be deemed not in good order. We will credit additional premium payments to your policy as of the market day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments. When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the variable subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
6

Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each market day and ends at the close of trading on the next succeeding market day. A market day is each day that the New York Stock Exchange is open for business. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not market days.
INVESTMENT OPTIONS
This policy offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedgeability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
7

If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the separate account and its investment options. We reserve the right to add new portfolios (or portfolio classes) or close existing portfolios (or portfolio classes). We also reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments, or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
The Fixed Account
The fixed account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account when available will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into the money market subaccount or if a money
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market subaccount is unavailable to a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period are generally subject to an excess interest adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.
If you select the fixed account, when it is available, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b)
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causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
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Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, known as designated investment options. In the future, we may change the investment restrictions.
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One or more of the underlying fund portfolios that may be designated investment options under each optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
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Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.
Service Charge
We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each subaccount and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
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• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2014 we received $193,786,739.87 for Transamerica Life Insurance Company and $11,056,449.12 for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2014, TCI and its affiliates received revenue sharing payments that totaled approximately $750,000. The firms that paid revenue to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • Alliance Bernstein Investments • American Funds • Barrow, Hanley, Mewhinney & Strauss • BlackRock Investment Management, LLC • CBRE Clarion Real Estate Securities • Fidelity Investments • Janus Capital • Jennison Associates • JP Morgan Asset Management • Kayne Anderson Capital • Legg Mason Capital Management • Logan Circle Investment Partners • Morningstar Advisers • Natixis Global Asset Management • Pacific Investment Management Company • PineBridge Investments • Ranger Investments • Systematic Financial Management • Thompson Siegel & Walmsley, LLC • Vanguard • Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
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Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a partial surrender, in most cases it must be for at least $500 . Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.
Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfers
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
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Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	withdrawals of cumulative interest credited for that guaranteed period option;
•	Nursing Care and Terminal Condition Waiver surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	withdrawals to satisfy any minimum distribution requirements; and
•	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000;
•	Certain surrenders on or within 15 days of an address change;
•	Any surrender request made on or within 15 days of an ownership change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
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•	Any surrender when we do not have an originating or guaranteed signature on file;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. Unless required by state law this date cannot be earlier than the third policy anniversary. The latest annuity commencement date generally cannot be later than the last day of the month following the month in which the annuitant attains age 99 (earlier if required by state law).
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
Unless you specify otherwise, the owner will receive the annuity payments. After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed annuity payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
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Income for a Specified Period of at least 10 years (fixed only). We will make level annuity payments only for a fixed period of at least 10 years. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with us. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment
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option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market subaccount after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are the owner but not the annuitant; and
•	you die prior to the annuity commencement date.
Please note: Distribution requirements apply upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire guaranteed interest in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
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IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, partial withdrawals or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive the required information in good order at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment);
•	minimum required cash value; and
•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus withdrawals, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
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Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.
Adjusted Partial Surrender
When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial surrender amount is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn.
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This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
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Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
In certain instances a designated beneficiary may be permitted to elect a “stretch” withdrawal option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” withdrawal option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of Nonqualified Annuities
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
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Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawal, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is
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defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed maximum accumulation benefit) could be taken into account to determine the policy value that is used to calculate the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, (1) you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and (2) the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Section 3 of the Federal Defense of Marriage Act was ruled unconstitutional by the U.S. Supreme Court. The Internal Revenue Service adopted a rule in response thereto recognizing the marriage of same sex individuals validly entered into in a jurisdiction that authorizes same sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The Internal Revenue Service also ruled that the term “spouse” does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. We
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intend to administer the policy consistent with these rulings until further guidance is provided. Therefore, exercise of the spousal continuation provisions of this policy or any riders by persons who do not meet the definition of “spouse” under federal law – e.g., domestic and civil union partners – may have adverse tax consequences and/or may not be permissible.
Please note the jurisdiction where you are domiciled may not recognize same sex marriage which may limit your ability to take advantage of certain benefits provided to spouses under the policy. There are several unanswered questions regarding the scope and impact of the Supreme Court’s decision and the subsequent guidance provided by the Internal Revenue Service. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawal, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2013, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to
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distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a
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guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan
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participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
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Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment. Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly systematic withdrawals must generally be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount.
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•	Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st market day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with the Retirement Income MaxSM Rider. There is no charge for this benefit.
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Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® - Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. We are under no obligation to notify you when we amend the Rate Sheet Prospectus Supplement. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your
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withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
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•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. We are under no obligation to notify you when we amend the Rate Sheet Prospectus Supplement. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. In order to receive the applicable withdrawal percentage: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM within the current rider year, (the same day of the month as the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. We are under no obligation to notify you when we amend the Rate Sheet Prospectus Supplement. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. In order to receive the applicable growth percentage: (1) your application must be signed within the stated time period during which such growth percentages are applicable and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information
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Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,501.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next market day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
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Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® - Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
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Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
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OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Arizona. Owners age 65 and above have a 30 day right to cancel. If canceled, the amount returned will include any fees and charges.
California. The policy may be canceled by returning the policy. A refund will be paid within 30 days from the date notice of cancellation was received and refund will include any fees or charges. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive policy value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. The Nursing Care and Terminal Condition Waiver and the Unemployment Waivers are not available. The Retirement Income Max® rider does not terminate upon ownership changes or assignments. The fixed account is not available.
Connecticut. During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. The Unemployment Waiver is not available. There is no excess interest adjustment upon annuitization. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Retirement Income Max® rider will not terminate for unapproved ownership changes and assignments, however, we have the right to reject certain ownership changes and assignments involving institutional investors, settlement companies or other similar organizations.
Florida. Owners have a 21 day right to cancel period and will receive Return of Premium. The Unemployment Waiver is not available. Excess interest adjustment is not applied upon annuitization or death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income Max® and Retirement Income Choice® 1.6 riders will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned.
Montana. The Unemployment Waiver is not available. Death benefit must be paid within 60 days and any interest due after 30 days.
New York. Under the right to cancel provision the premium payment allocated to the fixed account, if any, plus the policy value in the separate account, if any, including any fees and charges is returned. If the policy is a replacement, the right to cancel period is extended to 60 days. Telephone Transactions are not available. There is no excess interest adjustment. Death benefit payable during the accumulation phase is the greater of policy value or guaranteed minimum death benefit, if any. Policy value is used upon annuitization. Annuity commencement date cannot be earlier than the first policy anniversary. Retirement Income Max® Rider issue requirements are annuitant is 58 - 85 for Single Life or 65 - 85 for Joint Life. Retirement Income Max® rider fees cannot be deducted from the fixed account if available. The Retirement Income Max® rider does not terminate upon ownership changes or assignments.
North Dakota. Right to cancel period is 20 days.
Oregon. Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
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Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
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If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
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Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and policy holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
Cyber Security
Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners. Consequently, our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
Information About Us
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
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Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners, are available on our website (https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
Each separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. Each separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses.
The assets of each separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Funds
At the time you purchase your policy, you may allocate your premium payment to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of underlying fund portfolios set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject
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to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other mutual funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.
A limited number of affiliated and unaffiliated broker-dealers were paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.
There are no commissions paid on premium payments, however, an annual continuing fee based on policy values will be paid to the selling firms. These commissions are not deducted from premium payments.
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.
The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
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TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2014, TCI had such “preferred product” arrangements with at least 52 broker-dealers and other financial intermediaries. Some of the more significant entities were:
AXA Network, LLC • BBVA Securities, Inc. • Cambridge Investment Research, Inc. • CCO Investments • Centarus Financial, Inc. •  Cetera Advisors LLC• Cetera Advisors Networks LLC• Cetera Financial Specialists LLC • Cetera Investment Services LLC• CFD Investments, Inc. • Commonwealth Financial Network • Edward D. Jones & Co., L.P. • Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation • Gary Goldberg & Company, Inc. • Hantz Financial Services, Inc. •  Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • LPL Financial, LLC. • M&T Securities Product Management • Merrill Lynch, Pierce, Fenner & Smith Inc. • MetLife Securities, Inc. • Money Concepts Capital Corporation • Morgan Stanley Smith Barney, Inc. • National Planning Corporation • New England Securities Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securities America, Inc. • Sigma Financial Corporation • Signator Investors, Inc. • SII Investments, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • Triad Advisors, Inc. • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors, LLC • Wells Fargo Advisors Financial Network LLC •  Wells Fargo Investments LLC • Woodbury Financial
For the calendar year ended December 31, 2014 TCI paid approximately 28,300,000 various brokers and other financial intermediaries in connection with revenue sharing arrangements.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
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GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your payee).
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR— The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value—The adjusted policy value less any rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
fixed account—One or more investment options under the policy that are part of our general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Retirement Income Max® Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred or amounts transferred when available.
market day—A day when the New York Stock Exchange is open for business.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees (including those imposed upon rider termination), premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
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separate account value—The portion of the policy value that is invested in the separate account.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
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APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TRANSAMERICA SERIES TRUST
TA Aegon Money Market - Service Class(2)	Transamerica Aegon Money Market VP – Service Class(2)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	Transamerica Aegon Active Asset Allocation - Moderate VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	Transamerica Aegon Active Asset Allocation - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Aegon Tactical Vanguard ETF - Growth - Service Class	Transamerica Aegon Active Asset Allocation - Moderate Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as secondary objective.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: As high a level of total return as is consistent with prudent investment strategies.
TA AB Dynamic Allocation - Service Class(3)	Transamerica AB Dynamic Allocation VP - Service Class(3)	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA American Funds Managed Risk - Balanced - Service Class(4)	Transamerica American Funds Managed Risk VP - Service Class(4)	Milliman Financial Risk Management LLC(4)
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Long-term capital appreciation.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as a secondary objective.
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Lon-term capital growth, consistent with preservation of capital and balanced by current income.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA Vanguard ETF - Balanced - Service Class	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Balance capital appreciation and income.
TA Vanguard ETF - Conservative - Service Class	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Vanguard ETF - Growth - Service Class	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TRANSAMERICA SERIES TRUST INITIAL CLASS
TA Aegon High Yield Bond - Initial Class	Transamerica Aegon High Yield Bond VP – Initial Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Barrow Hanley Dividend Focused - Initial Class	Transamerica Barrow Hanley Dividend Focused VP – Initial Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA Clarion Global Real Estate Securities - Initial Class	Transamerica Clarion Global Real Estate Securities VP – Initial Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
48

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA JPMorgan Enhanced Index - Initial Class	Transamerica JPMorgan Enhanced Index VP – Initial Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Index (including reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA Jennison Growth - Initial Class	Transamerica Jennison Growth VP – Initial Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.
TA MFS International Equity - Initial Class	Transamerica MFS International Equity VP – Initial Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Morgan Stanley Mid-Cap Growth - Initial Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class	Morgan Stanley Investment Management Inc.
Investment Objective: Capital appreciation.
TA Systematic Small/Mid Cap Value - Initial Class	Transamerica Systematic Small/Mid Cap Value VP - Initial Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Initial Class	Transamerica T. Rowe Price Small Cap VP – Initial Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Initial Class	Transamerica Torray Concentrated Growth VP - Initial Class	Torray, LLC
Investment Objective: High total return.
TA TS&W International Equity - Initial Class	Transamerica TS&W International Equity VP – Initial Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stock of primarily non-U.S. issuers.
TA WMC US Growth - Initial Class	Transamerica WMC US Growth VP – Initial Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Effective May 1, 2015, Transamerica AllianceBernstein Dynamic Allocation will be renamed Transamerica AB Dynamic Allocation VP.
(4)	Transamerica American Funds Managed Risk – VP, subadvised by Milliman Financial Risk management LLC will be available on or about May 1, 2015.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.
49

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
Funds	Return of Premium Death Benefit	Retirement Income Max® Rider Before 11/10/14	Retirement Income Max® Rider 11/10/14 and After
TA Aegon High Yield Bond - Initial Class	√
TA Aegon Money Market - Service Class	√	√	√
TA Aegon Tactical Vanguard ETF - Balanced - Service Class(1)	√	√
TA Aegon Tactical Vanguard ETF - Conservative - Service Class(1)	√	√	√
TA Aegon Tactical Vanguard ETF - Growth - Service Class	√
TA Aegon U.S. Government Securities - Service Class	√	√	√
TA AB Dynamic Allocation - Service Class	√
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√	√
TA Asset Allocation - Conservative - Service Class(1)	√	√	√
TA Asset Allocation - Growth - Service Class	√
TA Asset Allocation - Moderate - Service Class(1)	√	√
TA Asset Allocation - Moderate Growth - Service Class	√
TA Barrow Hanley Dividend Focused - Initial Class	√
TA BlackRock Global Allocation - Service Class	√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	√		√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	√
TA BlackRock Tactical Allocation - Service Class	√
TA Clarion Global Real Estate Securities - Initial Class	√
TA International Moderate Growth - Service Class	√
TA Janus Balanced - Service Class	√
TA Jennison Growth - Initial Class	√
TA JPMorgan Core Bond - Service Class	√	√	√
TA JPMorgan Enhanced Index - Initial Class	√
TA JPMorgan Mid Cap Value - Service Class	√
TA JPMorgan Tactical Allocation - Service Class	√	√	√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√
TA Legg Mason Dynamic Allocation - Growth - Service Class	√
TA Market Participation Strategy - Service Class	√	√
TA MFS International Equity - Initial Class	√
TA Morgan Stanley Mid-Cap Growth - Initial Class	√
TA Multi-Managed Balanced - Service Class	√
TA PIMCO Tactical - Balanced - Service Class(1)	√	√
TA PIMCO Tactical - Conservative - Service Class(1)	√	√	√
TA PIMCO Tactical - Growth - Service Class	√
TA PIMCO Total Return - Service Class	√	√	√
TA PineBridge Inflation Opportunities- Service Class	√	√	√
TA Systematic Small/Mid Cap Value - Initial Class	√
50

Designated Investment Options — (Continued)
Funds	Return of Premium Death Benefit	Retirement Income Max® Rider Before 11/10/14	Retirement Income Max® Rider 11/10/14 and After
TA T. Rowe Price Small Cap - Initial Class	√
TA Torray Concentrated Growth - Initial Class	√
TA TS&W International Equity - Initial Class	√
TA Vanguard ETF - Balanced - Service Class(1)	√	√	√
TA Vanguard ETF - Conservative - Service Class(1)	√	√	√
TA Vanguard ETF - Growth - Service Class	√
TA WMC US Growth - Initial Class	√
Fixed Account	√	√	√
(1)	Volatility control fund.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
51

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2014. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Initial Class Subaccount inception date May 1, 2013	2014 2013	$10.075660 $10.000000	$10.413705 $10.075660	0.000 0.000	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.960295 $10.000000	$9.901207 $9.960295	5,354.870 11,104.568	0.000 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.486655 $10.000000	$10.800883 $10.486655	43,447.268 43,971.023	0.000 0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.234520 $10.000000	$10.540156 $10.234520	16,338.574 16,339.619	0.000 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.831840 $10.000000	$11.114275 $10.831840	0.000 0.000	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.605333 $10.000000	$9.970032 $9.605333	3,682.303 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(1) Subaccount inception date May 1, 2013	2014 2013	$10.205317 $10.000000	$10.687611 $10.205317	0.000 0.000	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.537085 $10.000000	$10.678202 $10.537085	14,272.122 0.000	7,075.749 7,165.138
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.592070 $10.000000	$11.803578 $11.592070	0.000 0.000	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.741836 $10.000000	$10.956226 $10.741836	90,824.987 64,870.617	0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.126499 $10.000000	$11.330625 $11.126499	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount inception date May 1, 2013	2014 2013	$11.699769 $10.000000	$13.045101 $11.699769	2,241.744 0.000	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(2) Subaccount inception date November 10, 2014	2014	$9.999507	$9.921184	0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.999507	$9.881221	0.000	N/A
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.760639 $10.000000	$10.882645 $10.760639	0.000 0.000	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.626375 $10.000000	$11.098334 $10.626375	785.882 0.000	0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date May 1, 2013	2014 2013	$9.246492 $10.000000	$10.437867 $9.246492	3,810.979 0.000	0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.621815 $10.000000	$10.475034 $10.621815	0.000 0.000	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.033486 $10.000000	$11.826220 $11.033486	752.510 0.000	0.000 0.000
52

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Initial Class Subaccount inception date May 1, 2013	2014 2013	$12.664733 $10.000000	$13.842474 $12.664733	3,399.230 0.000	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.658843 $10.000000	$10.090906 $9.658843	2,431.164 0.000	0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date May 1, 2013	2014 2013	$11.834803 $10.000000	$13.432731 $11.834803	2,263.143 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.706891 $10.000000	$13.380895 $11.706891	1,332.127 0.000	0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.144978 $10.000000	$10.717597 $10.144978	0.000 0.000	0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.355070 $10.000000	$11.166223 $10.355070	0.000 0.000	0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.780917 $10.000000	$11.592856 $10.780917	0.000 0.000	0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.943354 $10.000000	$11.752982 $10.943354	0.000 0.000	0.000 0.000
TA MFS International Equity - Initial Class Subaccount inception date May 1, 2013	2014 2013	$11.178253 $10.000000	$10.536489 $11.178253	3,360.290 0.000	0.000 0.000
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount inception date May 1, 2013	2014 2013	$12.403617 $10.000000	$12.331228 $12.403617	608.504 0.000	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.923256 $10.000000	$11.997730 $10.923256	0.000 0.000	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.500722 $10.000000	$11.255307 $10.500722	0.000 0.000	0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.227588 $10.000000	$11.053255 $10.227588	0.000 0.000	7,251.193 7,342.800
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.858861 $10.000000	$11.484079 $10.858861	42,606.246 0.000	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.549413 $10.000000	$9.904141 $9.549413	3,317.168 0.000	0.000 0.000
TA PineBridge Inflation Opportunities- Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$8.945400 $10.000000	$9.192257 $8.945400	3,829.557 0.000	0.000 0.000
TA Systematic Small/Mid Cap Value - Initial Class Subaccount inception date May 1, 2013	2014 2013	$12.239105 $10.000000	$12.801600 $12.239105	1,749.215 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date May 1, 2013	2014 2013	$12.954644 $10.000000	$13.720537 $12.954644	2,154.625 0.000	0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount inception date May 1, 2013	2014 2013	$12.006628 $10.000000	$13.127730 $12.006628	5,413.190 5,413.190	0.000 0.000
TA TS&W International Equity - Initial Class Subaccount inception date May 1, 2013	2014 2013	$11.328498 $10.000000	$10.676898 $11.328498	1,027.515 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.540719 $10.000000	$10.954305 $10.540719	9,041.002 0.000	0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.290195 $10.000000	$10.764771 $10.290195	58,080.151 0.000	0.000 0.000
TA Vanguard ETF - Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.024941 $10.000000	$11.394162 $11.024941	29,197.479 0.000	0.000 0.000
TA WMC US Growth - Initial Class(6) Subaccount inception date May 1, 2013	2014 2013	$12.047699 $10.000000	$13.305337 $12.047699	0.000 0.000	0.000 0.000

Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Initial Class Subaccount inception date May 1, 2013	2014 2013	$10.085762 $10.000000	$10.439790 $10.085762	17,880.203 2,891.037	0.000 0.000
53

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.970265 $10.000000	$9.926045 $9.970265	94,218.487 74,301.299	0.000 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.497167 $10.000000	$10.827937 $10.497167	228,271.912 228,909.208	0.000 0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.244785 $10.000000	$10.566573 $10.244785	1,079.664 0.000	0.000 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.842707 $10.000000	$11.142128 $10.842707	1,892.187 1,895.312	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.614974 $10.000000	$9.995022 $9.614974	7,324.173 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(1) Subaccount inception date May 1, 2013	2014 2013	$10.215560 $10.000000	$10.714391 $10.215560	27,683.614 0.000	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.547657 $10.000000	$10.704960 $10.547657	955.679 965.723	0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603686 $10.000000	$11.833142 $11.603686	3,678.115 0.000	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.752613 $10.000000	$10.983687 $10.752613	80,848.188 27,303.344	0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.137655 $10.000000	$11.359025 $11.137655	28,574.560 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount inception date May 1, 2013	2014 2013	$11.711490 $10.000000	$13.077773 $11.711490	32,301.425 0.000	5,729.567 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(2) Subaccount inception date November 10, 2014	2014	$9.999630	$9.923387	0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.999630	$9.883412	0.000	N/A
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.771429 $10.000000	$10.909901 $10.771429	10,923.966 0.000	0.000 0.000
TA BlackRock Tactical Allocation - Service Class(1) Subaccount inception date May 1, 2013	2014 2013	$10.637026 $10.000000	$11.126131 $10.637026	32,300.911 0.000	0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date May 1, 2013	2014 2013	$9.255780 $10.000000	$10.464030 $9.255780	14,920.625 2,455.344	0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.632464 $10.000000	$10.501288 $10.632464	0.000 0.000	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.044553 $10.000000	$11.855854 $11.044553	0.000 0.000	0.000 0.000
TA Jennison Growth - Initial Class Subaccount inception date May 1, 2013	2014 2013	$12.677422 $10.000000	$13.877145 $12.677422	3,109.531 1,489.429	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.668537 $10.000000	$10.116194 $9.668537	17,146.265 1,029.159	0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date May 1, 2013	2014 2013	$11.846670 $10.000000	$13.466392 $11.846670	29,467.690 1,579.473	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.718636 $10.000000	$13.414418 $11.718636	15,098.563 2,358.570	0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.155158 $10.000000	$10.744463 $10.155158	1,425.399 992.782	0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.365462 $10.000000	$11.194198 $10.365462	43,433.548 0.000	0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.791730 $10.000000	$11.621903 $10.791730	311.462 0.000	0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.954316 $10.000000	$11.782416 $10.954316	2,641.641 0.000	0.000 0.000
54

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA MFS International Equity - Initial Class Subaccount inception date May 1, 2013	2014 2013	$11.189458 $10.000000	$10.562893 $11.189458	31,961.351 4,947.541	0.000 0.000
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount inception date May 1, 2013	2014 2013	$12.416050 $10.000000	$12.362141 $12.416050	6,000.845 5,079.552	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.934214 $10.000000	$12.027782 $10.934214	26,799.927 0.000	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.511256 $10.000000	$11.283498 $10.511256	10,132.579 0.000	0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.237854 $10.000000	$11.080952 $10.237854	7,010.812 5,072.278	0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.869754 $10.000000	$11.512858 $10.869754	1,381.889 0.000	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.559002 $10.000000	$9.928963 $9.559002	17,637.517 3,528.573	0.000 0.000
TA PineBridge Inflation Opportunities- Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$8.954385 $10.000000	$9.215296 $8.954385	6,750.213 3,080.774	0.000 0.000
TA Systematic Small/Mid Cap Value - Initial Class Subaccount inception date May 1, 2013	2014 2013	$12.251365 $10.000000	$12.833661 $12.251365	7,881.887 6,398.006	4,260.685 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date May 1, 2013	2014 2013	$12.967620 $10.000000	$13.754908 $12.967620	16,582.461 2,435.328	0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount inception date May 1, 2013	2014 2013	$12.018651 $10.000000	$13.160611 $12.018651	24,036.348 2,123.752	0.000 0.000
TA TS&W International Equity - Initial Class Subaccount inception date May 1, 2013	2014 2013	$11.339851 $10.000000	$10.703654 $11.339851	11,210.620 1,628.597	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.551286 $10.000000	$10.981748 $10.551286	305,425.418 128,853.187	3,629.388 3,677.372
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.300527 $10.000000	$10.791753 $10.300527	18,656.308 14,946.950	0.000 0.000
TA Vanguard ETF - Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.035989 $10.000000	$11.422702 $11.035989	94,071.315 0.000	0.000 0.000
TA WMC US Growth - Initial Class(6) Subaccount inception date May 1, 2013	2014 2013	$12.059768 $10.000000	$13.338646 $12.059768	0.000 0.000	0.000 0.000
(1)	Effective May 1, 2015, TA AllianceBernstein Dynamic Allocation was renamed TA AB Dynamic Allocation.
(2)	TA BlackRock Global Allocation Managed Risk – Balanced was available on or about November 10, 2014.
(3)	TA BlackRock Global Allocation Managed Risk – Growth was available on or about November 10, 2014.
(4)	Effective on or about November 10, 2014 TA PIMCO Real Return TIPS was renamed TA PineBridge Inflation Opportunities.
(5)	Effective close of business November 7, 2014 TA Vanguard ETF Portfolio – Aggressive Growth was merged into TA Vanguard ETF Portfolio – Growth.
(6)	Effective on or about July 1, 2014 TA WMC Diversified Growth was renamed TA WMC US Growth.
The TA American Funds Managed Risk – Balanced had not commenced operation as of December 31, 2014, therefore, comparable data is not available.
55

APPENDIX
Excess Interest Adjustment Examples
Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). If, at the time of such transactions interest rates set by us have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment.
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.
56

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 4%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guarantee minimum interest rate = 1.50%
Surrender = Middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment S * (G - C) * (M/12) where:	G = .055 C = .095 M = 30 = 50,000.00 * (.055 - .095) * (30/12)
= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,896.14 - 57,161.18 = -5,265.03
Adjusted policy value = policy value + excess interest adjustment	= 57,161.18 + (-5,265.03) = 51,896.15
Cash value at middle of policy year 3 = policy value + excess interest adjustment	= 57,161.18 + (-5,265.03) = 51,896.15
Upon full surrender of the policy, the minimum cash value will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guarantee minimum interest rate = 1.50%
Surrender = Middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 –7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment S * (G - C) * (M/12) where:	G = .055 C = .045 M = 30 = 50,000.00 * (.055 - .045) * (30/12) = 1,250.00
Adjusted policy value	= 57,161.18 + 1,250.00 = 58,411.18
Cash value at middle of policy year 3 = policy value + excess interest adjustment	= 57,161.18 + 1,250.00 = 58,411.18
Upon full surrender of the policy, the minimum cash value will never by less than that required by the non-forfeiture laws of your state.
57

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E
R	=	the requested partial surrender;
E	=	the excess interest adjustment
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial surrender = $20,000 in the middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000.00 = 7,161.18
Excess interest adjustment S * (G - C) * (M/12) where:	S = 20,000 –7,161.18 = 12,838.82 G = .055 C = .065 M = 30 = 12,838.82 * (.055 - .065) * (30/12) = - 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E) = 57,161.18 - (20,000.00 - (-320.97)) = 36,840.21
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial surrender = $20,000 in the middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000.00 = 7,161.18
Excess interest adjustment S * (G - C) * (M/12) where:	S = 20,000 –7,161.18 = 12,838.82 G = .055 C = .045 M = 30 = 12,838.82 * (.055 - .045) * (30/12) = 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E) = 57,161.18 - (20,000.00 – 320.97) = 37,482.15
58

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
59

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB
Issue	N/A	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000
2	18%	$110,832	$110,515	$100,000
3	15%	$126,182	$125,655	$100,000
4	-7%	$115,899	$115,226	$100,000
5	2%	$116,884	$116,033	$100,000
6	10%	$127,228	$126,127	$100,000
7	14%	$143,577	$142,146	$100,000
8	-3%	$137,618	$136,033	$100,000
9	17%	$159,431	$157,391	$100,000
10	6%	$167,163	$164,788	$100,000
* The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and an Administrative Charge of 1.15% for Policy Value and 1.30% for Return of Premium. Different hypothetical returns and fees would produce different results.
60

APPENDIX
Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.
61

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.
62

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.
63

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Max® rider and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Max® rider.
64

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%
65

TRANSAMERICA INCOME ELITESM II

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated May 1, 2015

to the

Prospectus dated May 1, 2015

This Rate Sheet Prospectus Supplement (this “supplement”) should be read and retained with the prospectus for the Transamerica Income EliteSM II variable annuity. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are currently offering on the Retirement Income Max®. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with an effective Transamerica Income EliteSM II variable annuity prospectus.

The rates below apply for applications signed between May 1, 2015 and June 30, 2015. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after June 30, 2015. It is also possible for a new Rate Sheet Prospectus Supplement to be filed prior to June 30, 2015, which would supersede this supplement. We are under no obligation to notify you that this Rate Sheet Prospectus Supplement is no longer in effect. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.20%	3.80%
65-79	5.20%	4.80%
≥ 80	6.20%	5.80%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed above or earlier if a new Rate Sheet Prospectus Supplement is filed prior to the end of the period discussed above since that new Rate Sheet Prospectus Supplement would supersede this supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA INCOME ELITESM II
Issued through
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Income EliteSM II variable annuity offered by Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2015, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2015

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
cash value—The adjusted policy value less any rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Retirement Income Max® Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
market day—A day when the New York Stock Exchange is open for business.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
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•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
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In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the market day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
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annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2). The default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more beneficiaries to receive any unpaid, guaranteed amount at the death of the annuitant. Naming these beneficiaries cancels any prior choice of a beneficiary.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor annuity payment options, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.
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If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the cash value. If the new owner is not the deceased owner's spouse, however, the cash value must be distributed within five years after the date of the deceased owner's death, or be used to provide payments to a designated beneficiary within one year of such owner’s death that will be made for life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the owner may then designate a new beneficiary. The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when we receive the notice. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at our Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the mortality and expense risk fee and the
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administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given market day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (E) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D
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Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 3% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $10 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding market day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The valuation period is the period from the close of the immediately preceding market day to the close of the current market day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 0.60% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
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The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
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Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
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Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each market day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
10

STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
We will maintain all records and accounts relating to the separate account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in-capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We may also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. TCI paid no amounts in commissions in connection with the sale of the Policies.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
11

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B and Separate Account VA BNY, at December 31, 2014 disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company at December 31, 2014, appearing herein, have been audited by PricewaterhouseCoopers LLP, One North Wacker Drive, Chicago, IL 60606, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.
The statements of operations and changes in net assets of the Separate Account VA B and Separate Account VA BNY, at December 31, 2013 and for the periods December 31, 2013 and before disclosed in the financial statements, and the statutory-basis balance sheets of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company at December 31, 2013 and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the two years in the period ended, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
12

FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B and Separate Account VA BNY, which are available for investment by Transamerica Income EliteSM II policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
13

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein for each subaccount available on December 31, 2014.
Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Initial Class Subaccount inception date May 1, 2013	2014 2013	$10.075660 $10.000000	$10.413705 $10.075660	0.000 0.000	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.960295 $10.000000	$9.901207 $9.960295	5,354.870 11,104.568	0.000 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.486655 $10.000000	$10.800883 $10.486655	43,447.268 43,971.023	0.000 0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.234520 $10.000000	$10.540156 $10.234520	16,338.574 16,339.619	0.000 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.831840 $10.000000	$11.114275 $10.831840	0.000 0.000	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.605333 $10.000000	$9.970032 $9.605333	3,682.303 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(1) Subaccount inception date May 1, 2013	2014 2013	$10.205317 $10.000000	$10.687611 $10.205317	0.000 0.000	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.537085 $10.000000	$10.678202 $10.537085	14,272.122 0.000	7,075.749 7,165.138
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.592070 $10.000000	$11.803578 $11.592070	0.000 0.000	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.741836 $10.000000	$10.956226 $10.741836	90,824.987 64,870.617	0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.126499 $10.000000	$11.330625 $11.126499	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount inception date May 1, 2013	2014 2013	$11.699769 $10.000000	$13.045101 $11.699769	2,241.744 0.000	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(2) Subaccount inception date November 10, 2014	2014	$9.999507	$9.921184	0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.999507	$9.881221	0.000	N/A
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.760639 $10.000000	$10.882645 $10.760639	0.000 0.000	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.626375 $10.000000	$11.098334 $10.626375	785.882 0.000	0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date May 1, 2013	2014 2013	$9.246492 $10.000000	$10.437867 $9.246492	3,810.979 0.000	0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.621815 $10.000000	$10.475034 $10.621815	0.000 0.000	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.033486 $10.000000	$11.826220 $11.033486	752.510 0.000	0.000 0.000
TA Jennison Growth - Initial Class Subaccount inception date May 1, 2013	2014 2013	$12.664733 $10.000000	$13.842474 $12.664733	3,399.230 0.000	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.658843 $10.000000	$10.090906 $9.658843	2,431.164 0.000	0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date May 1, 2013	2014 2013	$11.834803 $10.000000	$13.432731 $11.834803	2,263.143 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.706891 $10.000000	$13.380895 $11.706891	1,332.127 0.000	0.000 0.000
14

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.144978 $10.000000	$10.717597 $10.144978	0.000 0.000	0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.355070 $10.000000	$11.166223 $10.355070	0.000 0.000	0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.780917 $10.000000	$11.592856 $10.780917	0.000 0.000	0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.943354 $10.000000	$11.752982 $10.943354	0.000 0.000	0.000 0.000
TA MFS International Equity - Initial Class Subaccount inception date May 1, 2013	2014 2013	$11.178253 $10.000000	$10.536489 $11.178253	3,360.290 0.000	0.000 0.000
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount inception date May 1, 2013	2014 2013	$12.403617 $10.000000	$12.331228 $12.403617	608.504 0.000	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.923256 $10.000000	$11.997730 $10.923256	0.000 0.000	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.500722 $10.000000	$11.255307 $10.500722	0.000 0.000	0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.227588 $10.000000	$11.053255 $10.227588	0.000 0.000	7,251.193 7,342.800
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.858861 $10.000000	$11.484079 $10.858861	42,606.246 0.000	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.549413 $10.000000	$9.904141 $9.549413	3,317.168 0.000	0.000 0.000
TA PineBridge Inflation Opportunities- Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$8.945400 $10.000000	$9.192257 $8.945400	3,829.557 0.000	0.000 0.000
TA Systematic Small/Mid Cap Value - Initial Class Subaccount inception date May 1, 2013	2014 2013	$12.239105 $10.000000	$12.801600 $12.239105	1,749.215 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date May 1, 2013	2014 2013	$12.954644 $10.000000	$13.720537 $12.954644	2,154.625 0.000	0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount inception date May 1, 2013	2014 2013	$12.006628 $10.000000	$13.127730 $12.006628	5,413.190 5,413.190	0.000 0.000
TA TS&W International Equity - Initial Class Subaccount inception date May 1, 2013	2014 2013	$11.328498 $10.000000	$10.676898 $11.328498	1,027.515 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.540719 $10.000000	$10.954305 $10.540719	9,041.002 0.000	0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.290195 $10.000000	$10.764771 $10.290195	58,080.151 0.000	0.000 0.000
TA Vanguard ETF - Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.024941 $10.000000	$11.394162 $11.024941	29,197.479 0.000	0.000 0.000
TA WMC US Growth - Initial Class(6) Subaccount inception date May 1, 2013	2014 2013	$12.047699 $10.000000	$13.305337 $12.047699	0.000 0.000	0.000 0.000

Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Initial Class Subaccount inception date May 1, 2013	2014 2013	$10.085762 $10.000000	$10.439790 $10.085762	17,880.203 2,891.037	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.970265 $10.000000	$9.926045 $9.970265	94,218.487 74,301.299	0.000 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.497167 $10.000000	$10.827937 $10.497167	228,271.912 228,909.208	0.000 0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.244785 $10.000000	$10.566573 $10.244785	1,079.664 0.000	0.000 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.842707 $10.000000	$11.142128 $10.842707	1,892.187 1,895.312	0.000 0.000
15

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.614974 $10.000000	$9.995022 $9.614974	7,324.173 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(1) Subaccount inception date May 1, 2013	2014 2013	$10.215560 $10.000000	$10.714391 $10.215560	27,683.614 0.000	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.547657 $10.000000	$10.704960 $10.547657	955.679 965.723	0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603686 $10.000000	$11.833142 $11.603686	3,678.115 0.000	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.752613 $10.000000	$10.983687 $10.752613	80,848.188 27,303.344	0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.137655 $10.000000	$11.359025 $11.137655	28,574.560 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount inception date May 1, 2013	2014 2013	$11.711490 $10.000000	$13.077773 $11.711490	32,301.425 0.000	5,729.567 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(2) Subaccount inception date November 10, 2014	2014	$9.999630	$9.923387	0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(3) Subaccount inception date November 10, 2014	2014	$9.999630	$9.883412	0.000	N/A
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.771429 $10.000000	$10.909901 $10.771429	10,923.966 0.000	0.000 0.000
TA BlackRock Tactical Allocation - Service Class(1) Subaccount inception date May 1, 2013	2014 2013	$10.637026 $10.000000	$11.126131 $10.637026	32,300.911 0.000	0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date May 1, 2013	2014 2013	$9.255780 $10.000000	$10.464030 $9.255780	14,920.625 2,455.344	0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.632464 $10.000000	$10.501288 $10.632464	0.000 0.000	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.044553 $10.000000	$11.855854 $11.044553	0.000 0.000	0.000 0.000
TA Jennison Growth - Initial Class Subaccount inception date May 1, 2013	2014 2013	$12.677422 $10.000000	$13.877145 $12.677422	3,109.531 1,489.429	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.668537 $10.000000	$10.116194 $9.668537	17,146.265 1,029.159	0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date May 1, 2013	2014 2013	$11.846670 $10.000000	$13.466392 $11.846670	29,467.690 1,579.473	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.718636 $10.000000	$13.414418 $11.718636	15,098.563 2,358.570	0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.155158 $10.000000	$10.744463 $10.155158	1,425.399 992.782	0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.365462 $10.000000	$11.194198 $10.365462	43,433.548 0.000	0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.791730 $10.000000	$11.621903 $10.791730	311.462 0.000	0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.954316 $10.000000	$11.782416 $10.954316	2,641.641 0.000	0.000 0.000
TA MFS International Equity - Initial Class Subaccount inception date May 1, 2013	2014 2013	$11.189458 $10.000000	$10.562893 $11.189458	31,961.351 4,947.541	0.000 0.000
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount inception date May 1, 2013	2014 2013	$12.416050 $10.000000	$12.362141 $12.416050	6,000.845 5,079.552	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.934214 $10.000000	$12.027782 $10.934214	26,799.927 0.000	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.511256 $10.000000	$11.283498 $10.511256	10,132.579 0.000	0.000 0.000
16

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.237854 $10.000000	$11.080952 $10.237854	7,010.812 5,072.278	0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.869754 $10.000000	$11.512858 $10.869754	1,381.889 0.000	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.559002 $10.000000	$9.928963 $9.559002	17,637.517 3,528.573	0.000 0.000
TA PineBridge Inflation Opportunities- Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$8.954385 $10.000000	$9.215296 $8.954385	6,750.213 3,080.774	0.000 0.000
TA Systematic Small/Mid Cap Value - Initial Class Subaccount inception date May 1, 2013	2014 2013	$12.251365 $10.000000	$12.833661 $12.251365	7,881.887 6,398.006	4,260.685 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date May 1, 2013	2014 2013	$12.967620 $10.000000	$13.754908 $12.967620	16,582.461 2,435.328	0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount inception date May 1, 2013	2014 2013	$12.018651 $10.000000	$13.160611 $12.018651	24,036.348 2,123.752	0.000 0.000
TA TS&W International Equity - Initial Class Subaccount inception date May 1, 2013	2014 2013	$11.339851 $10.000000	$10.703654 $11.339851	11,210.620 1,628.597	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.551286 $10.000000	$10.981748 $10.551286	305,425.418 128,853.187	3,629.388 3,677.372
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.300527 $10.000000	$10.791753 $10.300527	18,656.308 14,946.950	0.000 0.000
TA Vanguard ETF - Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.035989 $10.000000	$11.422702 $11.035989	94,071.315 0.000	0.000 0.000
TA WMC US Growth - Initial Class(6) Subaccount inception date May 1, 2013	2014 2013	$12.059768 $10.000000	$13.338646 $12.059768	0.000 0.000	0.000 0.000
(1)	Effective May 1, 2015, TA AllianceBernstein Dynamic Allocation was renamed TA AB Dynamic Allocation.
(2)	TA BlackRock Global Allocation Managed Risk – Balanced was available on or about November 10, 2014.
(3)	TA BlackRock Global Allocation Managed Risk – Growth was available on or about November 10, 2014.
(4)	Effective on or about November 10, 2014 TA PIMCO Real Return TIPS was renamed TA PineBridge Inflation Opportunities.
(5)	Effective close of business November 7, 2014 TA Vanguard ETF Portfolio – Aggressive Growth was merged into TA Vanguard ETF Portfolio – Growth.
(6)	Effective on or about July 1, 2014 TA WMC Diversified Growth was renamed TA WMC US Growth.
The TA American Funds Managed Risk – Balanced had not commenced operation as of December 31, 2014, therefore, comparable data is not available.
17

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Max® Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to May 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
New York Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
March 2, 2015 to May 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to May 1, 2015	5.50%
18

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Financial Life Insurance Company

Years Ended December 31, 2014, 2013 and 2012

TFLIC 2014 SEC

Transamerica Financial Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2014, 2013, and 2012

TFLIC 2014 SEC

Independent Auditor’s Report

To the Board of Directors of

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory financial statements of Transamerica Financial Life Insurance Company, which comprise the statutory balance sheet as of December 31, 2014, and the related statutory statements of operations and changes in capital and surplus, and cash flows for the year then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31,2014, or the results of its operations or its cash flows for the year then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2014, and the results of its operations and its cash flows for the year then ended, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1.

Emphasis of Matter

As discussed in Note 1 to the financial statements, the financial statements give retroactive effect to the merger of Transamerica Advisors Life Insurance Company of New York into the Company on July 1, 2014 in a transaction accounted for as a statutory merger. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Summary of Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules as of December 31, 2014 and for the year then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Summary of Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Summary of Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Summary of Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2014 and for the year then ended. The Summary of Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the of Summary Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 29, 2015

Report of Independent Auditors

The Board of Directors

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Financial Life Insurance Company, which comprise the balance sheet as of December 31, 2013 and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the two years in the period ended December 31, 2013, and the related notes to the financial statements. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1, to meet the requirements of New York the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Financial Life Insurance Company at December 31, 2013, or the results of its operations or its cash flows for each of the two years in the period ended December 31, 2013.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at December 31, 2013 and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2013 in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services. Also in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

February 6, 2015

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2014	2013
Admitted assets
Cash and invested assets:
Bonds	$7,325,731	$7,720,505
Preferred stocks	3,730	1,706
Common stocks
Affiliated entities (cost: 2014 - $4,249 ; 2013 - $4,212)	3,888	4,217
Unaffiliated entities (cost: 2014 - $201 ; 2013 - $1,616)	332	1,954
Mortgage loans on real estate	730,305	551,082
Policy loans	116,393	114,214
Cash, cash equivalents and short-term investments	261,996	147,015
Derivatives	49,056	15,940
Other invested assets	71,857	97,025
Receivables for derivatives cash collateral posted to counterparty	158	157
Securities lending reinvested collateral assets	471,292	430,678

Total cash and invested assets	9,034,738	9,084,493
Premiums deferred and uncollected	12,966	10,466
Due and accrued investment income	86,164	90,562
Net deferred income tax asset	49,413	48,585
Reinsurance receivable	12,419	16,252
Federal income tax recoverable	4,439	—
Accounts receivable	54,117	33,098
Estimated premium tax offset on the provision for future guarantee fund assessments	20	4,699
Other admitted assets	9,701	9,185
Separate account assets	21,835,303	20,880,027

Total admitted assets	$31,099,280	$30,177,367

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	December 31
	2014	2013
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,155,400	$991,761
Annuity	5,953,030	6,269,244
Accident and health	134,558	131,076
Policy and contract claim reserves:
Life	14,457	25,544
Annuity	567	470
Accident and health	20,505	11,283
Liability for deposit-type contracts	62,204	65,524
Other policyholders’ funds	1,260	1,158
Federal income taxes payable	—	5,511
Transfers from separate accounts due or accrued	(171,852)	(132,068)
Amounts withheld or retained	9,361	11,245
Remittances and items not allocated	278,068	109,851
Borrowed money	75,038	20,029
Asset valuation reserve	112,003	136,048
Interest maintenance reserve	80,297	93,022
Funds held under coinsurance and other reinsurance treaties	—	162
Reinsurance in unauthorized companies	488	488
Commissions and expense allowances payable on reinsurance assumed	9,760	10,152
Payable to parent, subsidiaries and affiliates	20,647	510
Derivatives	39,649	53,210
Payable for securities lending	471,292	430,678
Taxes, licenses and fees due or accrued	3,028	9,743
Payable for derivative cash collateral	9,127	1,301
Deferred gain on assumption of reinsurance transaction	13,134	15,559
Other liabilities	14,267	8,218
Separate account liabilities	21,835,295	20,880,019

Total liabilities	30,141,583	29,149,739
Capital and surplus:
Common stock, $125 per share par value, 17,142 shares authorized, issued and outstanding	2,143	2,143
Preferred stock, $10 per share par value, 45,981 shares authorized, issued and outstanding	460	460
Surplus notes	150,000	150,000
Paid-in surplus	933,659	933,659
Special surplus	8,759	8,085
Unassigned deficit	(137,324)	(66,719)

Total capital and surplus	957,697	1,027,628

Total liabilities and capital and surplus	$31,099,280	$30,177,367

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2014	2013	2012
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$145,665	$142,076	$128,130
Annuity	5,180,015	5,023,268	4,733,291
Accident and health	113,966	83,115	79,788
Net investment income	410,350	414,751	434,681
Amortization of interest maintenance reserve	16,342	17,956	17,291
Commissions and expense allowances on reinsurance ceded	50,250	61,037	58,516
Income from fees associated with investment management, administration and contract guarantees for separate accounts	168,948	150,472	136,445
Consideration on reinsurance transaction	820	770	—
Income from fees associated with investment management and administration for general account	38,954	32,592	22,885
Other income	33,990	36,433	30,366

	6,159,300	5,962,470	5,641,393
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	125,841	115,224	91,372
Annuity benefits	124,851	124,103	133,554
Surrender benefits	5,462,477	4,309,760	4,089,193
Other benefits	10,037	9,518	8,471
Increase (decrease) in aggregate reserves for policies and contracts:
Life	304,220	74,181	55,199
Annuity	(456,213)	(440,889)	(252,140)
Accident and health	3,482	5,530	4,893

	5,574,695	4,197,427	4,130,542
Insurance expenses:
Commissions	183,813	163,056	163,416
General insurance expenses	152,242	127,477	121,747
Taxes, licenses and fees	10,334	7,504	10,227
Net transfers to separate accounts	101,563	1,129,708	877,876
Experience refunds	567	450	476
Interest on surplus notes	9,375	9,375	9,375
Consideration on reinsurance recaptured and novated	—	—	12,732
Other benefits	(3,819)	(3,347)	(5,002)

	454,075	1,434,223	1,190,847

Total benefits and expenses	6,028,770	5,631,650	5,321,389

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2014	2013	2012
(Loss) gain from operations before federal income tax expense and net realized capital losses on investments	130,530	330,820	320,004
Federal income tax expense	$73,027	$16,757	$111,117

Gain from operations before net realized capital gains on investments	57,503	314,063	208,887
Net realized capital gains on investments (net of related federal income taxes and amounts tranferred to interest maintenance reserve)	(33,574)	(69,025)	7,932

Net income	$23,929	$245,038	$216,819

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Special Surplus	Unassigned Deficit	Total Capital and Surplus
Balance at January 1, 2012
As originally presented	$2,058	$442	$27,930	$150,000	$849,460	$4,796	$(342,545)	$692,141
Merger of Transamerica Advisors Life Insurance Co. of New York (TALICNY)	2,200	—	5,677	—	82,102	—	(31,869)	58,110
Merger adjustment-retire TALICNY stock	(2,200)	—	—	—	2,200	—	—	—
Issuance of stock in connection with statutory merger	85	18	—	—	(103)	—	—	—

Balance at January 1, 2012	2,143	460	33,607	150,000	933,659	4,796	(374,414)	750,251
Net income	—	—	—	—	—	1,864	214,955	216,819
Change in net unrealized capital gains and losses, net of tax	—	—	—	—	—	—	(47,417)	(47,417)
Change in net unrealized foreign capital gains and losses, net of tax	—	—	—	—	—	—	771	771
Change in nonadmitted assets	—	—	—	—	—	—	10,591	10,591
Change in asset valuation reserve	—	—	—	—	—	—	(16,254)	(16,254)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	—	288	288
Surplus withdrawn from separate account	—	—	—	—	—	—	(152)	(152)
Other changes in surplus in separate account statement	—	—	—	—	—	—	(55)	(55)
Change in net deferred income tax asset	—	—	—	—	—	—	(17,213)	(17,213)
Change in surplus as result of reinsurance	—	—	—	—	—	—	36,456	36,456
Change in admitted deferred tax assets pursuant to SSAP No. 101	—	—	(33,607)	—	—	—	33,607	—
Correction of error-GMWB reserve							(19,946)	(19,946)

Balance at December 31, 2012	2,143	460	—	150,000	933,659	6,660	(178,783)	914,139
Net income	—	—	—	—	—	1,425	243,613	245,038
Change in net unrealized capital gains and losses, net of tax	—	—	—	—	—	—	(44,463)	(44,463)
Change in nonadmitted assets							(10,887)	(10,887)
Change in asset valuation reserve	—	—	—	—	—	—	(12,132)	(12,132)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	—	30	30
Other changes in surplus in separate account statement	—	—	—	—	—	—	2	2
Change in net deferred income tax asset	—	—	—	—	—	—	(44,355)	(44,355)
Change in surplus as result of reinsurance							(14,664)	(14,664)
Correction of error-asset valuation reserve	—	—	—	—	—	—	(5,080)	(5,080)

Balance at December 31, 2013	$2,143	$460	$—	$150,000	$933,659	$8,085	$(66,719)	$1,027,628

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Special Surplus	Unassigned Deficit	Total Capital and Surplus
Balance at December 31, 2013	$2,143	$460	$—	$150,000	$933,659	$8,085	$(66,719)	$1,027,628
Net income	—	—	—	—	—	674	23,255	23,929
Change in net unrealized capital gains and losses, net of tax	—	—	—	—	—	—	41,844	41,844
Change in net unrealized foreign capital gains and losses, net of tax	—	—	—	—	—	—	36	36
Change in nonadmitted assets	—	—	—	—	—	—	(44,910)	(44,910)
Change in asset valuation reserve	—	—	—	—	—	—	24,045	24,045
Change in net deferred income tax asset	—	—	—	—	—	—	42,825	42,825
Change in surplus as result of reinsurance	—	—	—	—	—	—	(8,281)	(8,281)
Dividends to Stockholders	—	—	—	—	—	—	(150,000)	(150,000)
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	582	582

Balance at December 31, 2014	$2,143	$460	$—	$150,000	$933,659	$8,759	$(137,324)	$957,697

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2014	2013	2012
Operating activities
Premiums collected, net of reinsurance	$5,437,362	$5,249,674	$4,940,716
Net investment income	421,203	421,022	448,447
Miscellaneous income	287,549	271,538	285,976
Benefit and loss related payments	(5,724,166)	(4,555,530)	(4,346,380)
Net transfers to separate accounts	(141,346)	(1,148,784)	(925,841)
Commissions, expenses paid and aggregate write-ins for deductions	(355,492)	(349,590)	(372,700)
Federal and foreign income taxes paid	(88,377)	(50,334)	(100,109)

Net cash used in operating activities	(163,267)	(162,004)	(69,891)
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	1,517,656	1,393,329	2,075,769
Preferred stock	—	1,002	1,291
Common stock	2,000	4,196	514
Mortgage loans	118,566	130,224	159,142
Other invested assets	29,682	12,460	16,285
Securities lending reinvested collateral assets	—	—	217,909
Miscellaneous proceeds	6,006	1,444	10,818

Total investment proceeds	1,673,910	1,542,655	2,481,728
Costs of investments acquired:
Bonds	(1,126,261)	(1,599,874)	(1,632,057)
Preferred stock	(2,024)	(1,245)	(521)
Common stock	(100)	(187)	(3,892)
Mortgage loans	(297,607)	(137,041)	(80,113)
Other invested assets	(6,139)	(16,237)	(14,161)
Securities lending reinvested collateral assets	(40,614)	(172,535)	—
Miscellaneous applications	(25,971)	(69,054)	(13,417)

Total cost of investments acquired	(1,498,716)	(1,996,173)	(1,744,161)
Net increase in policy loans	(2,180)	(1,041)	(3,883)

Net cost of investments acquired	(1,500,896)	(1,997,214)	(1,748,044)

Net cash provided by (used in) investing activities	173,014	(454,559)	733,684

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2014	2013	2012
Financing and miscellaneous activities
Net (withdrawals)/deposits on deposit-type contracts and other insurance liabilities	(869)	(525)	984
Net change in:
Borrowed funds	54,845	(47,219)	67,189
Funds withheld under reinsurance treaties with unauthorized reinsurers	(347)	147	(226)
Receivable from parent, subsidiaries and affiliates	—	87,032	(65,789)
Payable to parent, subsidiaries and affiliates	20,137	365	(22,062)
Payable for securities lending	40,614	172,535	(217,909)
Other cash provided (applied)	140,854	(55,107)	(5,899)
Dividends to stockholders	(150,000)	—	—

Net cash provided by (used in) financing and miscellaneous activities	105,234	157,228	(243,712)

Net increase (decrease) in cash, cash equivalents and short-term investments	114,981	(459,335)	420,081
Cash, cash equivalents and short-term investments:
Beginning of year	147,015	606,350	186,269

End of year	$261,996	$147,015	$606,350

See accompanying notes.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

December 31, 2014

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by AEGON USA, LLC. (AEGON) and minority owned by Transamerica Life Insurance Company (TLIC). Both AEGON and TLIC are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On July 1, 2014, the Company completed a merger with Transamerica Advisors Life Insurance Company of New York (TALICNY), which was wholly owned by AEGON. The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of TALICNY were carried forward to the merged company. As a result of the merger, TALICNY’s common stock was deemed cancelled by operation of law. In exchange for its agreement to merge TALICNY into the Company, AEGON received a proportionate number of TFLIC shares equal in value to the fair market value of TALICNY relative to the fair market value of the combined companies. Specifically, AEGON received 676 shares of the Company’s common stock and 1,806 shares of the Company’s preferred stock.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Summarized audited financial information for the Company and TALICNY presented separately for periods prior to the merger is as follows:

	Ended	Year Ended	Year Ended
	June 30	December 31	December 31
	2014	2013	2012
	Unaudited
Revenues:
Company	$3,123,469	$5,940,044	$5,619,969
TALICNY	11,188	22,426	21,424
Merger Reclassification	—	—	—

	$3,134,657	$5,962,470	$5,641,393

Net income:
Company	$67,834	$226,143	$197,977
TALICNY	4,077	18,895	18,842
Merger Reclassification	—	—	—

	$71,911	$245,038	$216,819

	June 30	December 31	December 31
	2014	2013	2012
	Unaudited
Assets:
Company	$30,565,929	$29,402,391	$26,958,734
TALICNY	760,664	774,375	750,943
Merger Reclassification	—	601	(2,317)

	$31,326,593	$30,177,367	$27,707,360

Liabilities:
Company	$29,536,446	$28,467,814	$26,122,719
TALICNY	664,467	681,925	673,481
Merger Reclassification	—	—	(2,979)

	$30,200,913	$29,149,739	$26,793,221

Capital and surplus:
Company	$1,029,483	$934,577	$836,015
TALICNY	96,197	92,450	77,462
Merger Reclassification	—	601	662

	$1,125,680	$1,027,628	$914,139

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Nature of Business

The Company sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (formerly known as the Department of Insurance of the State of New York), which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment (OTTI) is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

If it is determined an OTTI has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an OTTI has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired: Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy contracts and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under NAIC SAP.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreement whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes: The Company computes deferred income taxes in accordance with Statement of Statutory Accounting Principle (SSAP) No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Common stocks of unaffiliated companies are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.
Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2014 and 2013, the Company excluded investment income due and accrued of $546 and $902, respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (SSAP No. 86).

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative indicates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities receive fair value accounting.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a U.S. dollar (USD) denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the delta risk created when the company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the S&P or other index) and floating leg (tied to LIBOR) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global equity market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company may purchase foreign denominated assets or issue foreign denominated liabilities and use forward rate agreements to hedge foreign currency risk associated with these products. These forward agreements are marked to the current forward rate on the financial statements and cash payments and/or receipts are recognized as realized gains or losses.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a highly rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. The benefits of

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with fair value changes of the separate account are borne entirely by the contract owners except in cases where minimum guarantees exist. Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the Company’s statements of operations as a component of net transfers from separate accounts.

The Company received variable contract premiums of $4,687,960, $4,481,938 and $4,163,655 in 2014, 2013 and 2012, respectively. In addition, the Company received $168,948, $150,473 and $136,445, in 2014, 2013 and 2012, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Separate account assets and liabilities reported in the accompanying financial statements consist of two types: non-indexed guaranteed and nonguaranteed. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Non-indexed guaranteed separate account assets and liabilities are carried at amortized cost.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners, who bear the investment risks. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 11.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed interest contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reported as premiums, benefits or changes in reserves in the statement of operations.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims
	Liability			Unpaid Claims
	Beginning	Claims	Claims	Liability End
	of Year	Incurred	Paid	of Year
Year ended December 31, 2014
2014	$—	$66,785	$33,016	$33,769
2013 and prior	34,213	(3,470)	21,401	9,342

	34,213	$63,315	$54,417	43,111

Active life reserve	108,146			111,952

Total accident and health reserves	$142,359			$155,063

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	Unpaid Claims
	Liability			Unpaid Claims
	Beginning	Claims	Claims	Liability End
	of Year	Incurred	Paid	of Year
Year ended December 31, 2013
2013	$—	$51,583	$25,596	$25,987
2012 and prior	33,843	(5,347)	20,270	8,226

	33,843	$46,236	$45,866	34,213

Active life reserve	103,059			108,146

Total accident and health reserves	$136,902			$142,359

The Company’s unpaid claims reserve was decreased by $3,470 and $5,347 for the years ended December 31, 2014 and 2013, respectively, for health claims that occurred prior to those balance sheet dates. The change in 2014 and 2013 resulted primarily from variances in the estimated frequency of claims and claim severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2014 and 2013 was $740 and $740, respectively. The Company incurred $1,821 and paid $1,821 of claim adjustment expenses during 2014, of which $919 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $1,305 and paid $1,279 of claim adjustment expenses during 2013, of which $626 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2014 or 2013.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Consistency of Presentation

Differences in tabular totals and references between footnotes are caused by rounding differences not considered to be significant to the financial statement presentation.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Recent Accounting Pronouncements

Effective December 31, 2014, the Company adopted revisions of SSAP No. 104R, Share-Based Payments, which provides guidance for share-based payments transactions with non-employees. The adoption of this revision had no impact to the financial position and results of operations of the Company.

Effective December 15, 2014, the Company adopted SSAP No. 107, Accounting for Risk-Sharing Provisions of the Affordable Care Act, which establishes accounting treatment for the three risk sharing programs of the Affordable Care Act (ACA). Disclosures related to the assets, liabilities and revenue elements by program, previously adopted in SSAP No. 35R, Guaranty Fund and Other Assessments – Revised (SSAP No. 35R), were moved to this SSAP. The adoption of this standard had no material impact on the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted SSAP No. 106, Affordable Care Act Assessments, which adopted with modifications the guidance in Accounting Standards Update (ASU) 2011-06: Other Expenses – Fees Paid to the Federal Government by Health Insurers and moves the ACA Section 9010 fee guidance from SSAP No. 35R, to SSAP No. 106. The adoption of this standard had no material impact on the Company’s results of operations or financial position.

Effective January 1, 2014, the Company adopted SSAP No. 105, Working Capital finance Investments, which allows working capital finance investments to be admitted assets if certain criteria are met. The adoption of this standard had no impact to the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted revisions to SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled or affiliated entities), which requires Federal Home Loan Bank (FHLB) capital stock to be reported at par value and expands the disclosures related to FHLB capital stock, collateral pledged to the FHLB and borrowing from the FHLB. The adoption of this revision did not impact the Company’s financial position or results of operations, as the company has no FHLB agreements.

Effective December 31, 2013, the Company adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments – Revised which incorporates subsequent event (Type II) disclosures for entities subject to Section 9010 of the Patient Protection and Affordable Care Act related to assessments payable. The adoption of this revision did not impact the financial position or results of operations of the Company as revisions relate to disclosures only. See Note 16 for further discussion.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Effective January 1, 2013, the Company adopted SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 and SSAP No. 102, Accounting for Pensions, A Replacement of SSAP No. 89. This guidance impacts accounting for defined benefit pension plans or other postretirement plans, along with related disclosures. SSAP No. 102 requires recognition of the funded status of the plan based on the projected benefit obligation instead of the accumulated benefit obligation as under SSAP No. 89. In addition, SSAP No. 92 and SSAP No. 102 require consideration of non-vested participants. The adoption of these standards did not impact the Company’s results of operations, financial position or disclosures as the Company does not sponsor the pension plan and is not directly liable under the plan. See Note 11 for further discussion of the Company’s pension plan and other postretirement plans as sponsored by AEGON.

Effective January 1, 2013, the Company adopted SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities which adopts with modifications the guidance in Accounting Standards Update (ASU) 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets and supersedes SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2013, the Company adopted non-substantive revisions to SSAP No. 36, Troubled Debt Restructuring. These revisions adopt guidance from ASU 2011-02, Receivables – A Creditors’ Determination of Whether a Restructuring is a Troubled Debt Restructuring, which clarifies what constitutes a troubled debt restructuring and adopts with modification troubled debt restructuring disclosures for creditors from ASU 2010-20: Receivables (Topic 310), Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The adoption of this revision did not impact the financial position or results of operations of the Company.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to require disclosure of embedded credit derivatives within a financial instrument that expose the holder to the possibility of making future payments, and adopted guidance from Accounting Standards Update (ASU) 2010-11, Derivatives and Hedging – Scope Exception Related to Embedded Credit Derivatives, to clarify that seller credit derivative disclosures do not apply to embedded derivative features related to the transfer of credit risk that is only in the form of subordination of one financial instrument to another. The adoption of these revisions had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to move one aspect of the criteria for a hedged forecasted transaction and incorporate it as criteria for a fair value hedge. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments, which clarifies that embedded derivatives, which are not separately recognized as derivatives under statutory accounting, are included in the disclosures of financial instruments with off-balance-sheet risk. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 1, Disclosures of Accounting Policies, Risks and Uncertainties and Other Disclosures. These revisions require reference to the accounting policy and procedure footnote that describes permitted or prescribed practices when an individual note is impacted by such practices. The adoption of this requirement had no impact to the Company’s results of operation or financial position, but did require additional disclosures. See Note 8 Policy and Contract Attributes for further details.

Effective December 31, 2012, the Company adopted substantive revisions to SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance – Revised, to incorporate the concept of a certified reinsurer from the NAIC adopted Credit for Reinsurance Model Law (#785). The adoption of this requirement had no impact to the Company’s results of operation or financial position.

Effective January 1, 2012, the Company adopted revisions to SSAP No. 100, Fair Value Measurements (SSAP No. 100). These revisions require new disclosures of fair value hierarchy and the method used to obtain the fair value measurement, a new footnote that summarizes hierarchy levels by type of financial instrument and gross presentation of purchases, sales, issues and settlements within the reconciliation for fair value measurements categorized within Level 3 of the hierarchy. The adoption of these revisions had no impact to the Company’s results of operations or financial position, but did require additional disclosures. See Note 4 Fair Values of Financial Instruments for further details.

Effective January 1, 2012, the Company began computing current and deferred income taxes in accordance with SSAP No. 101. This statement established statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. The adoption of this statement resulted in the transfer of $33,607 from Aggregate Write-Ins for Other than Special Surplus Funds to Unassigned Funds and updates to the Company’s income tax disclosures. See Note 7 Income Taxes for further details.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Effective January 1, 2015 the Company will adopt guidance that moves wholly-owned, single member/single asset LLCs where the underlying asset is real estate, into the scope of SSAP No. 40, Real Estate Investments, when specific conditions are met, and clarifies in SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, that these types of investments are within the scope of SSAP No. 40. The adoption of this guidance is expected to be immaterial to the financial position and results of operations of the Company.

2. Prescribed and Permitted Statutory Accounting Practices

The New York Department of Financial Services recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

The State of New York has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

3. Accounting Changes and Correction of Errors

During 2013, the Company discovered an investment in a guaranteed investment contract within the Company’s separate account was not included in the calculation of the AVR as of December 31, 2012. The impact of this omission was an understatement of the asset valuation reserve and overstatement of capital and surplus of $5,080 as of December 31, 2012. This was corrected in 2013 and is reflected as a correction of an error in the capital and surplus accounts of the Statements of Operations.

During 2012, the Company determined that the model used for a particular guaranteed minimum withdrawal benefit product was not appropriately calculating the correct policyholder benefit guarantee values which are used when determining benefit reserves. The correction of this error resulted in an increase in the reserves associated with this product in the amount of $19,946 as of December 31, 2011, and is presented as a separate charge in capital and surplus within the statement of changes in capital and surplus.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1	—	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2	—	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3	—	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values. Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of level one and level two values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds, were determined primarily by using indexes, third party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps are based on pricing models or formulas using current assumptions. The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The fair value of policy loans is equal to the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2014 and 2013, respectively:

	December 31
	2014
						Not
						Practicable
	Estimated	Admitted				(Carrying
	Fair Value	Assets	(Level 1)	(Level 2)	(Level 3)	Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$232,357	$232,357	$—	$232,357	$—	$—
Bonds	7,865,779	7,325,731	836,240	6,869,575	159,964	—
Preferred stocks, other than affiliates	4,889	3,730	—	4,889	—	—
Common stocks, other than affiliates	332	332	332	—	—	—
Mortgage loans on real estate	757,492	730,305	—	—	757,492	—
Other invested assets	29,129	25,324	—	28,338	791	—
Interest rate swaps	39,431	39,431	—	39,431	—	—
Currency swaps	838	1,140	—	838	—	—
Credit default swaps	10,358	7,404	—	10,358	—	—
Equity swaps	1,081	1,081	—	1,081	—	—
Policy loans	116,393	116,393	—	116,393	—	—
Securities lending reinvested collateral	471,274	471,292	—	471,274	—	—
Separate account assets	21,856,256	21,835,310	13,108,945	8,739,762	7,549	—
Liabilities
Investment contract liabilities	5,347,768	5,301,532	—	1,320	5,346,448	—
Interest rate swaps	24,119	32,052	—	24,119	—	—
Currency swaps	11	11	—	11	—	—
Credit default swaps	(4,234)	4,224	—	(4,234)	—	—
Equity swaps	3,363	3,363	—	3,363	—	—
Payable to parent, subsidiaries and affiliates	20,647	20,647	—	20,647	—	—
Separate account annuity liabilities	21,344,796	21,337,665	—	15,146,697	6,198,099	—
Surplus notes	171,785	150,000	—	171,785	—	—

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2013
						Not
						Practicable
	Estimated	Admitted				(Carrying
	Fair Value	Assets	(Level 1)	(Level 2)	(Level 3)	Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$89,562	$89,562	$—	$89,562	$—	$—
Short-term notes receivable from affiliates	50,000	50,000	—	50,000	—	—
Bonds	8,035,841	7,720,505	723,649	7,183,894	128,298	—
Preferred stocks, other than affiliates	2,715	1,706	—	2,715	—	—
Common stocks, other than affiliates	1,954	1,954	1,954	—	—	—
Mortgage loans on real estate	570,933	551,082	—	—	570,933	—
Other invested assets	27,482	25,613	—	27,482	—	—
Interest rate swaps	12,436	12,436	—	12,436	—	—
Currency swaps	254	254	—	254	—	—
Credit default swaps	5,751	3,250	—	5,751	—	—
Policy loans	114,214	114,214	—	114,214	—	—
Securities lending reinvested collateral	430,659	430,678	—	430,659	—	—
Separate account assets	20,859,975	20,880,027	11,143,862	9,674,700	41,413	—
Liabilities
Investment contract liabilities	5,669,718	5,600,287	—	5,544	5,664,174	—
Interest rate swaps	38,846	44,714	—	38,846	—	—
Currency swaps	1,622	1,476	—	1,622	—	—
Credit default swaps	(1,703)	6,140	—	(1,703)	—	—
Equity swaps	880	880	—	880	—	—
Payable to parent, subsidiaries and affiliates	510	510	—	510	—	—
Separate account annuity liabilities	20,339,279	20,332,354	—	13,065,152	7,274,127	—
Surplus notes	156,810	150,000	—	—	156,810	—

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2014 and 2013:

	2014
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$—	$8,435	$8,435

Total bonds	—	—	8,435	8,435
Common stock
Industrial and miscellaneous	332	—	—	332

Total common stock	332	—	—	332
Short-term investments
Government	—	1	—	1
Industrial and miscellaneous	—	144,581	—	144,581
Money market mutual fund	—	80,079	—	80,079
Sweep accounts	—	7,696	—	7,696

Total short-term	—	232,357	—	232,357
Securities lending reinvested collateral	—	356,994	—	356,994
Derivative assets	—	41,350	—	41,350
Separate account assets	13,108,945	2,414,079	—	15,523,024

Total assets at fair value	$13,109,277	$3,044,780	$8,435	$16,162,492

Liabilities:
Derivative liabilities	$—	$27,493	$—	$27,493

Total liabilities at fair value	$—	$27,493	$—	$27,493

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	2013
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$15,501	$—	$15,501
Industrial and miscellaneous	—	4,708	9,714	14,422

Total bonds	—	20,209	9,714	29,923
Common stock
Industrial and miscellaneous	1,954	—	—	1,954

Total common stock	1,954	—	—	1,954
Short-term investments
Government	—	1	—	1
Industrial and miscellaneous	—	15,099	—	15,099
Money market mutual fund	—	74,462	—	74,462
Intercompany notes	—	50,000	—	50,000

Total short-term	—	139,562	—	139,562
Derivative assets	—	12,690	—	12,690
Separate account assets	11,143,862	2,496,582	—	13,640,444

Total assets at fair value	$11,145,816	$2,669,043	$9,714	$13,824,573

Liabilities:
Derivative liabilities	$—	$41,321	$—	$41,321

Total liabilities at fair value	$—	$41,321	$—	$41,321

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Level 3 measurements for bonds are primarily those valued using non-binding broker quotes, which cannot be corroborated by other marketable observable data or internal modeling which utilize inputs that are not market observable.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services.

Separate account assets in Level 2 are valued using inputs from third party pricing services or are valued and classified in the same way as general account assets (described above).

During 2014 and 2013, there were no transfers between Level 1 and 2, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The following tables summarize the changes in assets classified in Level 3 for 2014 and 2013:

				Total Gains	Total Gains
	Balance at	Transfers	Transfers	and (Losses)	and (Losses)
	January 1,	into	out of	Included in	Included in
	2014	Level 3	Level 3	Net income (a)	Surplus (b)
Bonds
RMBS	$427	$—	$—	$23	$(101)
Other	9,287	3,278	—	(1,515)	(261)

Total	$9,714	$3,278	$—	$(1,492)	$(362)

					Balance at
					December 31,
	Purchases	Issuances	Sales	Settlements	2014
Bonds
RMBS	$—	$—	$—	$—	$349
Other	—	—	—	2,703	8,086

Total	$—	$—	$—	$2,703	$8,435

				Total Gains	Total Gains
	Balance at	Transfers	Transfers	and (Losses)	and (Losses)
	January 1,	into	out of	Included in	Included in
	2013	Level 3	Level 3	Net income (a)	Surplus (b)
Bonds
RMBS	$723	$—	$245	$(254)	$203
Other	10,667	—	—	(415)	667
Common stock	2,002	—	—	—	(1,196)

Total	$13,392	$—	$245	$(669)	$(326)

					Balance at
					December 31,
	Purchases	Issuances	Sales	Settlements	2013
Bonds
RMBS	$—	$—	$—	$—	$427
Other	—	—	—	1,632	9,287
Common stock	—	—	80	726	—

Total	$—	$—	$80	$2,358	$9,714

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The Company’s policy is to recognize transfers in and out of levels as of the beginning of the reporting period.

Transfers in for bonds were the result of a security being carried at amortized cost at December 31, 2013, subsequently changing to being carried at fair value during 2014.

Transfers out for bonds were partly attributable to securities being valued using broker quotes which utilize unobservable inputs at December 31, 2012, subsequently changing to being valued using third party vendor inputs during 2013.

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stocks are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2014
Unaffiliated bonds:
United States Government and agencies	$717,653	$114,442	$2,450	$703	$828,942
State, municipal and other government	136,587	11,466	9,136	122	138,795
Hybrid securities	99,959	6,050	5,979	795	99,235
Industrial and miscellaneous	4,969,699	388,556	15,749	23,746	5,318,760
Mortgage and other asset-backed securities	1,401,833	89,265	10,199	852	1,480,047

	7,325,731	609,779	43,513	26,218	7,865,779
Unaffiliated preferred stocks	3,730	1,159	—	—	4,889

	$7,329,461	$610,938	$43,513	$26,218	$7,870,668

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2013
Unaffiliated bonds:
United States Government and agencies	$734,428	$20,728	$35	$40,427	$714,694
State, municipal and other government	158,842	7,859	4,755	675	161,271
Hybrid securities	100,022	6,429	5,476	154	100,821
Industrial and miscellaneous	5,276,208	333,903	9,109	49,846	5,551,156
Mortgage and other asset-backed securities	1,451,005	83,402	13,209	13,299	1,507,899

	7,720,505	452,321	32,584	104,401	8,035,841
Unaffiliated preferred stocks	1,706	1,009	—	—	2,715

	$7,722,211	$453,330	$32,584	$104,401	$8,038,556

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

At December 31, 2014 and 2013, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 125 and 79 securities with a carrying amount of $707,205 and $281,962 and an unrealized loss of $43,513 and $32,584 with an average price of 93.9 and 88.4 (fair value/amortized cost). Of this portfolio, 90.89% and 70.28% were investment grade with associated unrealized losses of $28,814 and $19,854, respectively.

At December 31, 2014 and 2013, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 150 and 293 securities with a carrying amount of $671,249 and $1,881,985 and an unrealized loss of $26,218 and $104,401 with an average price of 96.1 and 94.5 (fair value/amortized cost). Of this portfolio, 70.75% and 96.81% were investment grade with associated unrealized losses of $13,140 and $102,150, respectively.

At December 31, 2014, the Company did not hold any common stock that had been in a continuous loss position for greater than or equal to twelve months. At December 31, 2013, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 1 security with a cost of $4 and unrealized loss of $1 with an average price of 77.0 (fair value/cost).

At December 31, 2014 and 2013, the Company did not hold any common stocks that had been in continuous loss position for less than twelve months.

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2014 and 2013 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2014
Unaffiliated bonds:
United States Government and agencies	$145,124	$58,874	$203,998
State, municipal and other government	7,312	873	8,185
Hybrid securities	19,625	22,758	42,383
Industrial and miscellaneous	295,244	484,039	779,283
Mortgage and other asset-backed securities	196,386	78,489	274,875

	$663,691	$645,033	$1,308,724

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2013
Unaffiliated bonds:
United States Government and agencies	$1,830	$371,163	$372,993
State, municipal and other government	14,235	25,621	39,856
Hybrid securities	20,128	11,171	31,299
Industrial and miscellaneous	91,554	1,059,059	1,150,613
Mortgage and other asset-backed securities	121,631	310,570	432,201

	249,378	1,777,584	2,026,962
Unaffiliated common stocks	3	—	3

	$249,381	$1,777,584	$2,026,965

The carrying amount and estimated fair value of bonds at December 31, 2014, by contractual maturity, is shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

		Estimated
	Carrying	Fair
	Amount	Value
Due in one year or less	$460,429	$466,890
Due after one year through five years	2,124,476	2,277,009
Due after five years through ten years	1,815,986	1,866,128
Due after ten years	1,523,007	1,775,705

	5,923,898	6,385,732
Mortgage and other asset-backed securities	1,401,833	1,480,047

	$7,325,731	$7,865,779

The following structured notes were held at December 31, 2014:

CUSIP Identification	Actual Cost	Fair Value	Book / Adjusted Carrying Value	Mortgage - Referenced Security
912810QV3	$39,979	$41,390	$42,070	NO
912810RA8	49,933	58,507	51,299	NO

Total	$89,912	$99,897	$93,369

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

At December 31, 2014, there were no issuer subsectors that exceeded the surplus threshold.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

There were no loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2014 and 2013.

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2014
1st quarter present value of cash flows expected to be less than the amortized cost basis	$12,087	$1,432	$10,655	$10,663
2nd quarter present value of cash flows expected to be less than the amortized cost basis	4,546	48	4,498	4,187
3rd quarter present value of cash flows expected to be less than the amortized cost basis	28,210	308	27,902	26,600
4th quarter present value of cash flows expected to be less than the amortized cost basis	16,062	2,099	13,963	12,937

Aggregate total	$60,905	$3,887	$57,018	$54,387

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2013
1st quarter present value of cash flows expected to be less than the amortized cost basis	$33,255	$937	$32,318	$26,145
2nd quarter present value of cash flows expected to be less than the amortized cost basis	12,311	571	11,740	11,175
3rd quarter present value of cash flows expected to be less than the amortized cost basis	16,824	1,426	15,398	12,815
4th quarter present value of cash flows expected to be less than the amortized cost basis	30,853	1,080	29,773	27,584

Aggregate total	$93,243	$4,014	$89,229	$77,719

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2012
1st quarter present value of cash flows expected to be less than the amortized cost basis	$9,907	$123	$9,784	$5,625
2nd quarter present value of cash flows expected to be less than the amortized cost basis	31,773	3,092	28,681	20,633
3rd quarter present value of cash flows expected to be less than the amortized cost basis	17,199	1,222	15,977	10,640
4th quarter present value of cash flows expected to be less than the amortized cost basis	22,099	921	21,178	15,312

Aggregate total	$80,978	$5,358	$75,620	$52,210

The following loan-backed and structured securities were held at December 31, 2014, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
12668WAC1	7,654	7,223	431	7,223	7,332	1Q 2014
52108HV84	696	528	168	528	442	1Q 2014
86358EZU3	102	70	32	70	106	1Q 2014
22545DAH0	3,635	2,834	801	2,834	2,783	1Q 2014
22942KCA6	1,182	1,175	7	1,175	1,348	2Q 2014
65536PAA8	206	199	7	199	152	2Q 2014
81744FFD4	345	331	14	331	152	2Q 2014
22545DAH0	2,813	2,793	20	2,793	2,535	2Q 2014
05948KL31	281	280	1	280	301	3Q 2014
12668WAC1	7,055	7,002	53	7,002	7,578	3Q 2014
14984WAA8	8,494	8,425	69	8,425	8,141	3Q 2014
52108HV84	514	380	134	380	404	3Q 2014
52522QAM4	10,873	10,867	6	10,867	9,684	3Q 2014
81744FFD4	993	948	45	948	492	3Q 2014
14984WAA8	6,971	6,767	204	6,767	6,345	4Q 2014
65536PAA8	189	188	1	188	138	4Q 2014
81744FDQ7	889	724	165	724	666	4Q 2014
81744FFD4	286	267	19	267	172	4Q 2014
22545DAH0	2,756	2,294	462	2,294	2,187	4Q 2014
126380AA2	1,693	1,688	5	1,688	1,689	4Q 2014
20404#AB2	759	487	272	487	426	4Q 2014
20404#AE6	859	549	310	549	478	4Q 2014
20404@AB4	1,660	999	661	999	836	4Q 2014

			3,887

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2014 and 2013 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2014
The aggregate amount of unrealized losses	$11,123	$1,274
The aggregate related fair value of securities with unrealized losses	198,476	84,835

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2013
The aggregate amount of unrealized losses	$17,403	$13,545
The aggregate related fair value of securities with unrealized losses	135,582	311,041

Detail of net investment income is presented below:

	Year Ended December 31
	2014	2013	2012
Income:
Bonds	$358,641	$364,956	$377,395
Preferred stocks	194	123	130
Common stocks	—	—	1,693
Mortgage loans on real estate	37,297	32,624	39,468
Policy loans	7,107	6,616	6,614
Cash, cash equivalents and short-term investments	244	448	793
Derivatives	17,636	18,516	19,915
Other invested assets	3,742	2,873	639
Other	38	1,953	2,930

Gross investment income	424,899	428,109	449,577
Less investment expenses	14,549	13,358	14,896

Net investment income	$410,350	$414,751	$434,681

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2014	2013	2012
Proceeds	$1,024,169	$1,151,870	$1,920,026

Gross realized gains	$12,628	$17,005	$68,766
Gross realized losses	(15,724)	(6,930)	(9,562)

Net realized capital gains	$(3,096)	$10,075	$59,204

The Company had gross realized losses for the years ended December 31, 2014, 2013 and 2012 of $3,999, $4,299 and $6,205, respectively, which relate to losses recognized on other-than-temporary declines in fair values of bonds and preferred stocks.

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2014	2013	2012
Bonds	$(7,095)	$5,885	$52,885
Preferred stocks	—	(110)	115
Common stocks	522	74	91
Mortgage loans on real estate	—	(123)	(1,020)
Cash, cash equivalents and short-term investments	1	3	3
Derivatives	(25,808)	(66,787)	8,307
Other invested assets	7,828	4,140	3,939

	(24,552)	(56,918)	64,320
Federal income tax effect	(5,405)	(4,412)	(17,770)
Transfer to interest maintenance reserve	(3,617)	(7,695)	(38,618)

Net realized capital (losses) gains on investments	$(33,574)	$(69,025)	$7,932

At December 31, 2014 and 2013, the Company had recorded investment in restructured securities of $0 and $32, respectively. The capital gains (losses) taken as a direct result of restructures in 2014, 2013 and 2012 were $0, $(16) and $886, respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2014	2013	2012
Bonds	$7,613	$1,542	$12,303
Common stocks	(208)	(825)	(1,627)
Affiliated entities	(366)	(754)	(45)
Derivatives	40,517	(67,633)	(87,646)
Other invested assets	(4,548)	(330)	5,277

	43,008	(68,000)	(71,738)

Taxes on unrealized capital gains/losses	1,124	23,536	25,092

Change in unrealized capital gains (losses), net of tax	$41,884	$(44,464)	$(46,646)

The credit quality of mortgage loans by type of property for the year ended December 31, 2014 was as follows:

	Farm	Commercial	Total
AAA - AA	$—	$438,783	$438,783
A	6,975	271,276	278,251
BBB	3,915	6,943	10,858
BB	—	1,984	1,984
B	—	429	429

	$10,890	$719,415	$730,305

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2014, the Company issued mortgage loans with a maximum interest rate of 8.00% and a minimum interest rate of 3.48% for commercial loans. During 2013, the Company issued mortgage loans with a maximum interest rate of 5.31% and a minimum interest rate of 3.11% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2014 at the time of origination was 76%. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2013 at the time of origination was 75%. During 2014 and 2013, the Company did not reduce the interest rate on any outstanding mortgage loan.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The following tables provide the age analysis of mortgage loans aggregated by type:

		Residential		Commercial
December 31, 2014	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded Investment (All)
(a) Current	$8,238	$—	$—	$—	$717,168	$2,247	$727,653
(b) 30-59 Days Past Due	2,652	—	—	—	—	—	2,652
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

		Residential		Commercial
December 31, 2013	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded Investment (All)
(a) Current	$27,206	$—	$—	$—	$521,637	$2,239	$551,082
(b) 30-59 Days Past Due	—	—	—	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

The Company did not have any impaired loans at December 31, 2014 or 2013. The Company did not hold an allowance for credit losses on mortgage loans at December 31, 2014, 2013 or 2012.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company did not recognize any interest income on impaired loans for the years ended December 31, 2014, 2013 or 2012. The Company did not recognize any interest income on a cash basis for the years ended December 31, 2014, 2013 or 2012.

During 2014 and 2013, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2014 and 2013, the Company held a mortgage loan loss reserve in the AVR of $6,067 and $7,164, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2014	2013		2014	2013
Pacific	20%	17%	Apartment	33%	6%
South Atlantic	19	13	Industrial	25	32
Mountain	18	22	Retail	23	32
Middle Atlantic	13	12	Office	12	17
W. South Central	12	16	Medical	5	5
W. North Central	12	10	Agricultural	2	5
E. North Central	3	7	Other	—	3
E. South Central	3	2
New England	—	1

During 2014, 2013 and 2012, the Company did not recognize any impairment write-downs for its investments in joint ventures and limited partnerships.

At December 31, 2014, the Company had ownership interest in two LIHTC investments. The remaining years of unexpired tax credits ranged from two to ten and the properties were not subject to regulatory review. The length of time remaining for the holding period ranged from three to eleven years. The amount of contingent equity commitments expected to be paid during 2015 to 2016 is $5,376. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2013, the Company had ownership interest in four LIHTC investments. The remaining years of unexpired tax credits ranged from three to eleven and the properties were not subject to regulatory review. The length of time remaining for the holding period ranged from four to thirteen years. The amount of contingent equity commitments expected to be paid during 2014 to 2015 is $9,559. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company recognized net realized gains (losses) from futures contracts in the amount of $(25,112), $(71,846) and $76,391 for the years ended December 31, 2014, 2013 and 2012, respectively.

At December 31, 2014 and 2013, the Company had replicated assets with a fair value of $628,483 and $515,990, respectively, and credit default swaps with a fair value of $14,591 and $7,454, respectively. During the year ended December 31, 2014, the company recognized $676 in capital losses related to replication transactions. The Company did not recognize any capital losses related to replication transactions in 2013, while the company recognized capital losses of $1,477 in 2012.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. As of December 31, 2014, credit default swaps, used in replicating corporate bonds are as follows:

		Maximum
		Future Payout	Current Fair
Deal, Receive (Pay), Underlying	Maturity Date	(Estimated)	Value
51408,SWAP, USD 1 / (USD 0), :US670346AE56	3/20/2016	$10,000	$114
59020,SWAP, USD 1 / (USD 0), :US534187AM15	9/20/2016	20,000	265
51410,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	111
51409,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	11,000	157
51412,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	176
51411,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	12,000	140
51413,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	111
51414,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	20,000	346
51415,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	20,000	346
43375,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	5,000	86
51416,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	8,500	(46)
51418,SWAP, USD 1 / (USD 0), :US105756AL40	9/20/2017	3,200	(34)
43612,SWAP, USD 1 / (USD 0), :US455780AQ93	9/20/2017	2,000	9
46421,SWAP, USD 1 / (USD 0), :912828TJ9	12/20/2017	15,000	128
46535,SWAP, USD 1 / (USD 0), :912828TJ9	12/20/2017	15,000	61
46846,SWAP, USD 1 / (USD 0), :912828TJ9	12/20/2017	5,000	43
47105,SWAP, USD 1 / (USD 0), :912810QV3	12/20/2017	25,000	469
47122,SWAP, USD 1 / (USD 0), :912828TJ9	12/20/2017	20,000	170
47284,SWAP, USD 1 / (USD 0), :912810QV3	12/20/2017	10,000	188
59021,SWAP, USD 1 / (USD 0), :912803DP5	12/20/2017	20,000	375
59022,SWAP, USD 1 / (USD 0), :912803DQ3	12/20/2017	25,000	499
49133,SWAP, USD 5 / (USD 0), :912803DJ9	12/20/2017	10,000	1,305
49374,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2017	10,000	207
49893,SWAP, USD 1 / (USD 0), :12622DAC8	12/20/2017	10,000	59
50058,SWAP, USD 1 / (USD 0), :36248EAB1	12/20/2017	10,000	206
50222,SWAP, USD 1 / (USD 0), :36248EAB1	12/20/2017	10,000	177
60080,SWAP, USD 1 / (USD 0), :912828TY6	6/20/2018	30,000	575
60228,SWAP, USD 1 / (USD 0), :912828TY6	6/20/2018	5,000	114
63831,SWAP, USD 5 / (USD 0), :912810RA8	9/20/2020	10,000	2,050
66719,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2020	20,000	350
63950,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2020	15,000	170
64594,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	25,000	474
77398,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2023	20,000	(14)
78320,SWAP, USD 5 / (USD 0), :912828TJ9	6/20/2019	10,000	1,741
78183,SWAP, USD 5 / (USD 0), :912828TJ9	6/20/2019	5,000	718
79113,SWAP, USD 5 / (USD 0), :	6/20/2019	10,000	1,531
79606,SWAP, USD 5 / (USD 0), :912828TJ9	6/20/2019	10,000	1,215

		$486,700	$14,592

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

At December 31, 2014 and 2013, the fair value of all derivative contracts, aggregated at a counterparty level, with a positive fair value amounted to $61,054 and $26,507, respectively.

At December 31, 2014 and 2013, the fair value of all derivative contracts, aggregated at a counterparty level, with a negative fair value amounted to $32,605 and $47,711, respectively.

At December 31, 2014 and 2013, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2014	2013
Interest rate and currency swaps:
Receive fixed - pay fixed	$520,192	$546,179
Swaps:
Receive fixed - pay floating	798,000	541,616
Receive fixed - pay fixed	90,110	39,994
Receive floating - pay fixed	486,500	141,000
Receive floating - pay floating	109,263	36,865

Open futures contracts at December 31, 2014 and 2013 were as follows:

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2014
Long	18	HANG SENG IDX FUT Jan 15	$21,263	$21,284
Long	37	S&P 500 FUTURE Mar 15	18,387	18,984
Short	350	S&P 500 FUTURE Mar 15	176,211	179,585
Long	119	DJ EURO STOXX 50 Mar 15	3,573	3,728
Short	33	S&P 500 E-MINI FUTURE Mar 15	3,272	3,386
Short	140	FTSE 100 IDX FUT Mar 15	8,392	9,131
Short	115	NASDAQ 100 E-MINI Mar 15	9,569	9,735
Short	15	NIKKEI 225 (OSE) Mar 15	261,744	261,750

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2013
Long	7	HANG SENG IDX FUT Jan 14	$8,144	$8,166
Long	21	S&P 500 FUTURE Mar 14	9,254	9,665
Short	330	S&P 500 FUTURE Mar 14	146,181	151,891
Long	50	DJ EURO STOXX 50 Mar 14	1,450	1,554
Short	31	S&P 500 E-MINI FUTURE Mar 14	2,759	2,853
Short	85	FTSE 100 IDX FUT Mar 14	5,314	5,692
Short	190	NASDAQ 100 E-MINI Mar 14	13,186	13,618
Short	30	NIKKEI 225 (OSE) Mar 14	488,477	488,700

For the years ended December 31, 2014, 2013 and 2012, the Company recorded unrealized gains (losses) of $8,313, $(31,862) and $34,383, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2014, 2013 or 2012 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The following tables show the pledged or restricted assets as of December 31, 2014 and 2013, respectively:

		Gross Restricted Current Year
	Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—
b.	Collateral held under security lending agreements	431,443	—	10,616	—	442,059
c.	Subject to repurchase agreements	—	—	—	—	—
d.	Subject to reverse repurchase agreements	—	—	—	—	—
e.	Subject to dollar repurchase agreements	74,002	—	—	—	74,002
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—
g.	Placed under option contracts	—	—	—	—	—
h.	Letter stock or securities restricted as to sale	1,634	—	—	—	1,634
i.	On deposit with state(s)	3,508	—	—	—	3,508
j.	On deposit with other regulatory bodies		—	—	—	—
k.	Pledged as collateral not captured in other categories	19,996	—	—	—	19,996
l.	Other restricted assets	—	—	—	—	—

m.	Total Restricted Assets	$530,583	$—	$10,616	$—	$541,199

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

		Gross Restricted			Percentage
	Restricted Asset Category	Total From Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	0.00%	0.00%
b.	Collateral held under security lending agreements	449,689	(7,630)	442,059	1.42	1.42
c.	Subject to repurchase agreements	—	—	—	0.00	0.00
d.	Subject to reverse repurchase agreements	—	—	—	0.00	0.00
e.	Subject to dollar repurchase agreements	20,491	53,511	74,002	0.24	0.24
f.	Subject to dollar reverse repurchase agreements	—	—	—	0.00	0.00
g.	Placed under option contracts	—	—	—	0.00	0.00
h.	Letter stock or securities restricted as to sale	—	1,634	1,634	0.01	0.01
i.	On deposit with state(s)	4,155	(647)	3,508	0.01	0.01
j.	On deposit with other regulatory bodies	—			0.00	0.00
k.	Pledged as collateral not captured in other categories	36,446	(16,450)	19,996	0.06	0.06
l.	Other restricted assets	—	—	—	0.00	0.00

m.	Total Restricted Assets	$510,781	$30,418	$541,199	1.74%	1.74%

Assets pledged as collateral not captured in other categories includes invested assets with a carrying value of $19,996 and $36,446, respectively, in conjunction with derivative transactions as of December 31, 2014 and 2013, respectively.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2014	2013	2012
Direct premiums	$5,452,910	$5,271,244	$4,961,574
Reinsurance assumed - affiliates	41	82	81
Reinsurance assumed - non affiliates	550,438	531,881	633,476
Reinsurance ceded - affiliates	(206,355)	(203,917)	(278,372)
Reinsurance ceded - non affiliates	(357,388)	(350,831)	(375,550)

Net premiums earned	$5,439,646	$5,248,459	$4,941,209

Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2014 and 2013 of $1,562,793 and $1,521,643, respectively.

The Company received reinsurance recoveries in the amounts of $447,903, $470,789 and $492,299 during 2014, 2013 and 2012, respectively. At December 31, 2014 and 2013, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $141,534 and $145,050, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2014 and 2013 of $2,076,818 and $2,010,937, respectively.

The Company would experience no reduction in surplus at December 31, 2014 or 2013 if all reinsurance agreements were cancelled.

The Company did not enter into any new reinsurance agreements in which a reserve credit was taken during the years ended December 31, 2014 or 2013.

During 2013, the Company recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to an affiliate, for which net consideration received was $122,047, life and claim reserves recaptured were $281,190 and other assets recaptured were $9,615, resulting in a pre-tax loss of $149,528 which was included in the statement of operations.

During 2013, the Company also recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to a non-affiliate, for which net consideration paid was $5,456, life and claim reserves recaptured were $31,857, other assets recaptured were $6,677 and the unamortized gain related to these blocks was released into income from surplus of $2,244 ($1,458 after tax), resulting in a pre-tax loss of $28,392, which was included in the statement of operations.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Subsequent to certain 2013 recaptures, the Company novated certain treaties to a non-affiliate, in which consideration paid was $116,591, life and claim reserves released were $313,047 and other assets were transferred associated with the business of $16,292, resulting in a pre-tax gain of $180,164, which was included in the statement of operations.

The Company novated third party assumed retrocession agreements during 2013 that were previously retroceded to a non-affiliate in which no net consideration was exchanged. Life and claim reserves were exchanged in the amount of $2,044, other assets were exchanged in the amount of $103 and other liabilities were exchanged in the amount of $256. As a result, there was no net financial impact from these transactions on a pre-tax basis, as assumed and ceded reserves along with other assets and other liabilities exchanged were impacted by equivalent amounts.

During 2014, amortization of deferred gains associated with previously transacted agreements was released into income in the amount of $12,740 ($8,281 after tax).

During 2013, the Company recaptured certain treaties from a non-affiliate, for which net consideration received was $770, life and claim reserves recaptured were $1,215, and premiums recaptured were $255, resulting in a pre-tax loss of $190, which was included in the statement of operations.

During 2013, amortization of previously deferred gains associated with the divestiture of the Transamerica Reinsurance operations was released into income in the amount of $20,316 ($13,206 after tax).

During 2012, the Company recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to an affiliate, for which net consideration paid was $9,487, life and claim reserves recaptured were $12,438 and other assets recaptured were $391, resulting in a pre-tax loss of $21,534 which was included in the statement of operations.

During 2012, the Company recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to a non-affiliate, for which net consideration paid was $27,425, life and claim reserves recaptured were $97,403, other assets recaptured were $7,410 and the unamortized gain related to these blocks was released into income from surplus of $9,990, ($6,556 after tax), resulting in a pre-tax loss of $107,428, which was included in the statement of operations.

Subsequent to the recaptures that took place during 2012, the Company reinsured to a non-affiliate certain treaties associated with the business that was previously ceded to an affiliate, for which a reinsurance premium and ceding commission were received in the amount of $843 and $6,904, respectively, and life and claim reserves transferred were $7,971, resulting in a pre-tax gain of $15,718 ($10,217 net of tax), which was credited directly to unassigned surplus on a net of tax basis.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Subsequent to the recaptures that took place during 2012, the Company reinsured to an affiliate certain treaties associated with the business that was previously ceded to a non-affiliate, for which a reinsurance premium was paid in the amount of $13,711, ceding commission was received in the amount of $18,696, life and claim reserves transferred were $78,778 and other assets were transferred in the amount of $3,549, resulting in a pre-tax gain of $80,214 ($52,139 net of tax), which was credited directly to unassigned surplus on a net of tax basis.

Also subsequent to certain 2012 recaptures, the Company novated certain treaties to a non-affiliate, in which consideration received was $24,179, life and claim reserves released were $23,092 and other assets were transferred associated with the business of $4,251, resulting in a pre-tax gain of $43,020, which was included in the statement of operations.

7. Income Taxes

The net deferred income tax asset at December 31, 2014 and 2013 is comprised of the following components:

	December 31, 2014
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$137,930	$16,638	$154,568
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	137,930	16,638	154,568
Deferred Tax Assets Nonadmitted	67,485	—	67,485

Subtotal (Net Deferred Tax Assets)	70,445	16,638	87,083
Deferred Tax Liabilities	31,156	6,514	37,670

Net Admitted Deferred Tax Assets	$39,289	$10,124	$49,413

	December 31, 2013
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$99,432	$17,114	$116,546
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	99,432	17,114	116,546
Deferred Tax Assets Nonadmitted	26,623	—	26,623

Subtotal (Net Deferred Tax Assets)	72,809	17,114	89,923
Deferred Tax Liabilities	35,058	6,280	41,338

Net Admitted Deferred Tax Assets	$37,751	$10,834	$48,585

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$38,498	$(476)	$38,022
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	38,498	(476)	38,022
Deferred Tax Assets Nonadmitted	40,862	—	40,862

Subtotal (Net Deferred Tax Assets)	(2,364)	(476)	(2,840)
Deferred Tax Liabilities	(3,902)	234	(3,668)

Net Admitted Deferred Tax Assets	$1,538	$(710)	$828

The main components of deferred income tax amounts are as follows:

Deferred Tax Assets:

	Year Ended December 31
	2014	2013	Change
Ordinary
Discounting of unpaid losses	$103	$125	$(22)
VOBA	461	—	461
Policyholder reserves	97,641	58,995	38,646
Deferred acquisition costs	27,964	25,673	2,291
Compensation and benefits accrual	136	—	136
Receivables - nonadmitted	3,275	1,805	1,470
Tax credit carry-forward	—	2,009	(2,009)
Section 197 Intangible Amortization	2,578	3,385	(807)
Guaranty Fund Accrual	—	1,400	(1,400)
Reinsurance in unauthorized Companies	—	171	(171)
Assumption Reinsurance	—	5,355	(5,355)
Other (including items <5% of ordinary tax assets)	5,772	514	5,258

Subtotal	137,930	99,432	38,498
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	67,485	26,623	40,862

Admitted ordinary deferred tax assets	70,445	72,809	(2,364)
Capital:
Investments	16,638	17,114	(476)
Other (including items <5% of total capital tax assets)	—	—	—

Subtotal	16,638	17,114	(476)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	—	—

Admitted capital deferred tax assets	16,638	17,114	(476)

Admitted deferred tax assets	$87,083	$89,923	$(2,840)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	Year Ended December 31
	2014	2013	Change
Deferred Tax Liabilities:
Ordinary
Investments	$13,274	$14,064	$(790)
§807(f) adjustment	5,997	7,489	(1,492)
Separate account adjustments	11,885	13,055	(1,170)
Other (including items <5% of total ordinary tax liabilities)	—	450	(450)

Subtotal	31,156	35,058	(3,902)
Capital
Investments	6,514	6,280	234
Other (including items <5% of total capital tax liabilities)	—	—	—

Subtotal	6,514	6,280	234

Deferred tax liabilities	37,670	41,338	(3,668)

Net deferred tax assets/liabilities	$49,413	$48,585	$828

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2014 or 2013.

As discussed in Note 1, for the years ended December 31, 2014 and 2013 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2014
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$39,289	$10,124	$49,413
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		—	—	—
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	—	—	—
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	136,243
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		31,156	6,514	37,670

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$70,445	$16,638	$87,083

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

			December 31, 2013
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$35,961	$10,320	$46,281
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		1,790	514	2,304
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	1,790	514	2,304
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	146,856
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		35,058	6,280	41,338

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$72,809	$17,114	$89,923

			Change
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$3,328	$(196)	$3,132
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		(1,790)	(514)	(2,304)
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	(1,790)	(514)	(2,304)
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(10,613)
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		(3,902)	234	(3,668)

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$(2,364)	$(476)	$(2,840)

	December 31
	2014	2013	Change
Ratio Percentage Used To Determine Recovery

Period and Threshold Limitation Amount	1194%	1068%	126%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold

Limitation in 2(b)2 above	$908,107	$978,784	$(70,677)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The impact of tax planning strategies at December 31, 2014 and 2013 was as follows:

	December 31, 2014
	Ordinary	Capital
	Percent	Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs	$137,930	$16,638	$154,568
(% of Total Adjusted Gross DTAs)	0%	11%	1%

Net Admitted Adjusted Gross DTAs	$70,445	$16,638	$87,083
(% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

	December 31, 2013
	Ordinary	Capital
	Percent	Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs	$99,432	$17,114	$116,546
(% of Total Adjusted Gross DTAs)	0%	39%	6%

Net Admitted Adjusted Gross DTAs	$72,809	$17,114	$89,923
(% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

	Change
	Ordinary	Capital
	Percent	Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs	$38,499	$(476)	$38,022
(% of Total Adjusted Gross DTAs)	0%	-28%	-5%

Net Admitted Adjusted Gross DTAs	$(2,364)	$(476)	$(2,840)
(% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2014	2013	Change
Current Income Tax
Federal	$73,027	$16,757	$56,270
Foreign	—	—	—

Subtotal	73,027	16,757	56,270

Federal income tax on net capital gains	5,405	4,412	993
Other	—	—	—

Federal and foreign income taxes incurred	$78,432	$21,169	$57,263

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2014	2013	2012
Current income taxes incurred	$78,433	$21,169	$128,887
Change in deferred income taxes (without tax on unrealized gains and losses)	(42,820)	44,294	17,875

Total income tax reported	$35,613	$65,463	$146,762

Income before taxes	$105,979	$273,902	$384,324
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$37,093	$95,865	$134,513
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(5,523)	(5,361)	(4,937)
Tax credits	(1,799)	(2,964)	(3,243)
Tax adjustment for IMR	(3,969)	(16,240)	6,575
Surplus adjustment for in-force ceded	(2,898)	(5,132)	12,782
Nondeductible expenses	29	15	15
Deferred tax benefit on other items in surplus	12,956	(371)	(7,149)
Provision to return	14	(600)	(1,883)
Dividends from certain foreign corporations	80	92	72
Prior period adjustment	—	—	10,356
Other	(371)	159	(339)

Total income tax reported	$35,612	$65,463	$146,762

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2014.

As of December 31, 2014 and 2013, the Company had no operating loss, capital loss or tax credit carryforwards available for tax purposes.

The Company incurred income taxes during 2014, 2013 and 2012 of $79,341, $14,455 and $93,620, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2014 and 2013 is $506 and $282, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $506. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest (benefit) expense related to income taxes for the years ending December 31, 2014, 2013 and 2012 is $1, $25 and $(203), respectively. The total interest payable balance as of December 31, 2014 and 2013 is $1 and $1, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2006 have been completed and resulted in tax return adjustments that are currently undergoing final calculation at appeal. The examination for the years 2007 through 2008 have been completed and resulted in tax return adjustments that are currently being appealed. An examination is in progress for the years 2009 through 2012. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company.

For the years ended December 31, 2014, 2013 and 2012, there were no premiums for participating life insurance policies. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company did not pay any dividends to policyholders during 2014, 2013 or 2012.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2014
		Separate	Separate
	General	Account with	Account Non-
	Account	Guarantees	Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$769,643	$122,381	$—	$892,024	3%
At book value less surrender charge of 5% or more	876,750	43,081	—	919,831	3
At fair value	14,887	505,121	13,439,469	13,959,477	51

Total with adjustment or at fair value	1,661,280	670,583	13,439,469	15,771,332	58
At book value without adjustment (minimal or no charge or adjustment)	3,506,745	59,815	—	3,566,560	13
Not subject to discretionary withdrawal provision	876,091	5,492,311	1,678,512	8,046,914	29

Total annuity reserves and deposit liabilities	6,044,116	6,222,709	15,117,981	27,384,806	100%

Less reinsurance ceded	1,299	—	—	1,299

Net annuity reserves and deposit liabilities	$6,042,817	$6,222,709	$15,117,981	$27,383,507

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2013
	General	Separate Account	Separate Account
	Account	with Guarantees	Non-Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$794,222	$131,432	$—	$925,654	3%
At book value less surrender charge of 5% or more	907,482	44,403	—	951,885	4
At fair value	9,613	495,948	11,354,817	11,860,378	44

Total with adjustment or at fair value	1,711,317	671,783	11,354,817	13,737,917	51
At book value without adjustment (minimal or no charge or adjustment)	3,709,656	61,651	—	3,771,307	14
Not subject to discretionary withdrawal provision	942,748	6,567,686	1,679,657	9,190,091	35

Total annuity reserves and deposit liabilities	6,363,721	7,301,120	13,034,474	26,699,315	100%

Less reinsurance ceded	1,308	—	—	1,308

Net annuity reserves and deposit liabilities	$6,362,413	$7,301,120	$13,034,474	$26,698,007

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2014, 2013 and 2012 is as follows:

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than	Separate
	or Equal to 4%	Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2014	$1,480,473	$3,207,516	$4,687,989

Reserves for separate accounts as of December 31, 2014 with assets at:
Fair value	$—	$15,369,859	$15,369,859
Amortized cost	6,222,709	—	6,222,709

Total as of December 31, 2014	$6,222,709	$15,369,859	$21,592,568

Reserves for separate accounts by withdrawal characteristics as of December 31, 2014:
Subject to discretionary withdrawal:
With fair value adjustment	$122,381	$—	$122,381
At book value without fair value adjustment and with current surrender charge of 5% or more	43,081	—	43,081
At fair value	505,121	13,691,347	14,196,468
At book value without fair value adjustment and with current surrender charge of less than 5%	59,815	—	59,815

Subtotal	730,398	13,691,347	14,421,745
Not subject to discretionary withdrawal	5,492,311	1,678,512	7,170,823

Total separate account reserves at December 31, 2014	$6,222,709	$15,369,859	$21,592,568

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than	Separate
	or Equal to 4%	Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2013	$1,806,215	$2,675,996	$4,482,211

Reserves for separate accounts as of December 31, 2013 with assets at:
Fair value	$—	$13,284,389	$13,284,389
Amortized cost	7,301,120	—	7,301,120

Total as of December 31, 2013	$7,301,120	$13,284,389	$20,585,509

Reserves for separate accounts by withdrawal characteristics as of December 31, 2013:
Subject to discretionary withdrawal:
With fair value adjustment	$131,432	$—	$131,432
At book value without fair value adjustment and with current surrender charge of 5% or more	44,403	—	44,403
At fair value	495,948	11,604,732	12,100,680
At book value without fair value adjustment and with current surrender charge of less than 5%	61,651	—	61,651

Subtotal	733,434	11,604,732	12,338,166
Not subject to discretionary withdrawal	6,567,686	1,679,657	8,247,343

Total separate account reserves at December 31, 2013	$7,301,120	$13,284,389	$20,585,509

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than	Separate
	or Equal to 4%	Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2012	$1,805,525	$2,358,130	$4,163,655

Reserves for separate accounts as of December 31, 2012 with assets at:
Fair value	$—	$10,530,694	$10,530,694
Amortized cost	7,303,342	—	7,303,342

Total as of December 31, 2012	$7,303,342	$10,530,694	$17,834,036

Reserves for separate accounts by withdrawal characteristics as of December 31, 2012:
Subject to discretionary withdrawal:
With fair value adjustment	$137,487	$—	$137,487
At book value without fair value adjustment and with current surrender charge of 5% or more	47,733	—	47,733
At fair value	485,825	8,564,744	9,050,569
At book value without fair value adjustment and with current surrender charge of less than 5%	66,275	—	66,275

Subtotal	737,320	8,564,744	9,302,064
Not subject to discretionary withdrawal	6,566,022	1,965,950	8,531,972

Total separate account reserves at December 31, 2012	$7,303,342	$10,530,694	$17,834,036

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2014	2013	2012
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,687,981	$4,482,285	$4,163,733
Transfers from separate accounts	(4,581,447)	(3,352,564)	(3,285,917)

Net transfers to separate accounts	106,534	1,129,721	877,816
Miscellaneous reconciling adjustments	(4,971)	(13)	60

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$101,563	$1,129,708	$877,876

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2014 and 2013, the Company’s separate account statement included legally insulated assets of $21,723,006 and $20,844,419, respectively. The assets legally insulated from general account claims at December 31, 2014 and 2013 are attributed to the following products:

	2014	2013
Variable life	$262,217	$486,004
Variable annuities	11,448,848	9,204,073
Market value separate accounts	1,779,807	1,759,358
Par annuities	1,957,980	1,958,911
Book value separate accounts	6,274,154	7,436,073

Total separate account assets	$21,723,006	$20,844,419

At December 31, 2014 and 2013, the Company held separate account assets not legally insulated from the general account in the amount of $32,705 and $35,081, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2014 and 2013, the general account of the Company had a maximum guarantee for separate account liabilities of $57,781 and $49,211, respectively. To compensate the general account for the risk taken, the separate

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

account paid risk charges of $40,314, $33,770, $32,822, $4,452, and $3,322 to the general account in 2014, 2013, 2012, 2011 and 2010 respectively. During the years ended December 31, 2014, 2013, 2012, 2011 and 2010 the general account of the Company had paid $530, $1,112, $1,449, $2,433 and $2,254 respectively, toward separate account guarantees.

At December 31, 2014 and 2013, the Company reported guaranteed separate account assets at amortized cost in the amount of $6,283,094 and $7,436,073, respectively, based upon the prescribed practice granted by the State of New York as described in Note 2. These assets had a fair value of $6,302,605 and $7,414,425 at December 31, 2014 and 2013, respectively, which would have resulted in an unrealized (loss) gain of $19,510 and $(21,648), respectively, had these assets been reported at fair value.

The Company participates in securities lending within the separate account. The Company follows the same policies and procedures as the general account for such transactions conducted from the separate account. See Note 10 for a discussion of securities lending policies and procedures. As of December 31, 2014 and 2013, securities with a book value of $10,616 and $18,918, respectively, were on loan under securities lending agreements, which represents less than one percent of total separate account assets. The Company does not obtain approval or otherwise provide notification to contract holders regarding securities lending transactions that occur with separate account assets. However, the Company requires that borrowers pledge collateral worth 102% of the value of the loaned securities. As of December 31, 2014, the Company held collateral from securities lending transactions in the form of cash and on open terms in the amount of $10,835. This cash collateral is reinvested in a registered money market fund and is not available for general corporate purposes.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

At December 31, 2014 and 2013, the Company had variable annuities with minimum guaranteed benefits as follows:

	Subjected		Reinsurance
	Account	Amount of	Reserve
Benefit and Type of Risk	Value	Reserve Held	Credit
December 31, 2014
Minimum Guaranteed Income Benefit	$—	$—	$—
Guaranteed Minimum Withdrawal Benefit	5,421,650	57,896	—
Guaranteed Minimum Death Benefit	1,900,667	4,968	1,299
December 31, 2013
Minimum Guaranteed Income Benefit	$123,455	$1,299	$—
Guaranteed Minimum Withdrawal Benefit	5,339,960	41,397	—
Guaranteed Minimum Death Benefit	1,830,304	5,190	1,308

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policies’ paid-through date to the policy’s next anniversary date. At December 31, 2014 and 2013, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2014
Life and annuity:
Ordinary first-year business	$170	$(152)	$18
Ordinary renewal business	136,753	(1,196)	$135,557
Group life business	466	(99)	$367
Credit life	252	—	$252
Reinsurance ceded	(130,096)	—	$(130,096)

Total life and annuity	7,545	(1,447)	6,098
Accident and health	6,868	—	6,868

	$14,413	$(1,447)	$12,966

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	Gross	Loading	Net
December 31, 2013
Life and annuity:
Ordinary first-year business	$208	$188	$20
Ordinary renewal business	138,879	1,259	137,620
Group life business	527	113	414
Credit life	252	—	252
Reinsurance ceded	(132,124)	—	(132,124)

Total life and annuity	7,742	1,560	6,182
Accident and health	4,284	—	4,284

	$12,026	$1,560	$10,466

The Company anticipates investment income as a factor in premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2014 and 2013, the Company had insurance in force aggregating $7,495,007 and $15,580,513, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the New York Department of Financial Services. The Company established policy reserves of $42,505 and $58,739 to cover these deficiencies as of December 31, 2014 and 2013, respectively.

The Company does not write any accident and health business that is subject to the Affordable Care Act risk sharing provisions. The Company has recorded a liability of $28 for the amount it has been assessed to fund the transitional reinsurance program.

9. Capital and Surplus

At December 31, 2014 and 2013, the Company had 45,981 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding. AEGON owns 40,415 shares and TLIC owns 5,566 shares. Par value is $10 per share, and the liquidation value is $1,286.72 per share.

The preferred stock shareholders are entitled to receive non-cumulative dividends at the rate of 6% per year of an amount equal to the sum of (1) the par value plus (2) any additional paid-in capital for such preferred stock. Dividends are payable annually in December. The amount of dividends unpaid at December 31, 2014 was $3,550. The preferred shares have preference as to dividends and upon dissolution or liquidation of the Company.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such a dividend, the maximum payment which may be made in 2015, without prior approval of insurance regulatory authorities, is $57,503.

The Company paid ordinary common stock dividends of $86,926 and $11,966 to its common stock shareholders, AEGON and TLIC, respectively, on December 24, 2014. The Company paid extraordinary common stock dividends of $41,803 and $5,754 to its extraordinary common stock shareholders, AEGON and TLIC, respectively. The Company paid preferred stock dividends of $3,120, and $430, to its preferred stock shareholders, AEGON and TLIC, respectively, on December 24, 2014.

The Company did not pay any dividends in 2013.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2014, the Company meets the minimum RBC requirements.

On May 2, 2008, the Company received $150,000 from AEGON in exchange for surplus notes. The Company received approval from the Superintendent of Insurance of the New York Department of Financial Services prior to the issuance of the surplus notes, as well as the December 31, 2014 and 2013 interest payments. These notes are due 20 years from the date of issuance at an interest rate of 6.25% and are subordinate and junior in the right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.

Additional information related to the outstanding surplus notes at December 31, 2014 and 2013 is as follows:

	Balance	Interest Paid	Cumulative	Accrued
For Year Ending	Outstanding	Current Year	Interest Paid	Interest
2014	$150,000	$9,375	$62,500	$—
2013	150,000	9,375	53,125	—

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The Company held special surplus funds in the amount of $8,759 and $8,085, as of December 31, 2014 and 2013, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2014 and 2013, respectively, securities in the amount of $417,669 and $416,442 were on loan under securities lending agreements. At December 31, 2014, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $471,274 and $430,659 at December 31, 2014 and 2013, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$431,443
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	431,443
Securities received	—

Total collateral received	$431,443

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$167,792	$167,793
30 days or less	76,750	76,750
31 to 60 days	128,775	128,761
61 to 90 days	40,463	40,461
91 to 120 days	35,243	35,241
121 to 180 days	12,283	12,281
181 to 365 days	9,986	9,987
1 to 2 years	—	—
2-3 years	—	—
Greater than 3 years	—	—

Total	471,292	471,274
Securities received	—	—

Total collateral reinvested	$471,292	$471,274

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $471,232 (fair value of $471,274) that are currently tradable securities that could be sold and used to pay for the $431,443 in collateral calls that could come due under a worst-case scenario.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible annual compensation. Pension expenses were $637, $9 and $9 for the years ended December 31, 2014, 2013 and 2012, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company’s allocation of benefits expense for the years ended December 31, 2014, 2013 and 2012 was $261, $6, and $6 for each year, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2014, 2013 and 2012 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was $143 for the year end December 31, 2014 and was negligible for the years ended December 31, 2013 and 2012.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by AEGON as needed.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The Company is party to a service agreement with TLIC, in which the Company receives services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. (Advisor) whereby Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. The Company is party to a common cost allocation service agreement between AEGON companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2014, 2013 and 2012, the Company paid $33,720, $31,110 and $24,603, respectively, for these services, which approximates cost.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $6,843, $4,380 and $2,723 for these services during 2014, 2013 and 2012, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $11,760, $9,341 and $5,645 for the years ended December 31, 2014, 2013 and 2012, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2014, 2013 and 2012, the Company paid (received) net interest of $1, $7 and $(12), respectively, to (from) affiliates. At December 31, 2014 and 2013, the Company reported a net amount of $20,647 and $510 payable to affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

At December 31, 2014 the Company had no short-term intercompany notes receivable. At December 31, 2013 the Company had short-term intercompany notes receivable of $50,000 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
December 31, 2013
AEGON	$50,000	May 21, 2014	0.10%

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

13. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations. Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
The Vanguard Group, Inc.	23-1945930	No	Deferred and	C,B,P,U	$38,824
100 Vanguard Blvd.			Income
Malvern, PA 19355			Annuities

C-	Claims Payment

B-	Binding Authority

P-	Premium Collection

U-	Underwriting

For years ended December 31, 2014, 2013 and 2012, the Company had $38,824, $52,545 and $36,282, respectively, of direct premiums written by The Vanguard Group, Inc.

14. Commitments and Contingencies

At December 31, 2014 the company has mortgage loan commitments of $10,000. At December 31, 2013 there were no mortgage loan commitments. The Company has contingent commitments of $20,877 and $21,212, at December 31, 2014 and 2013, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $5,376 and $9,559 at December 31, 2014 and 2013, respectively.

Private placement commitments outstanding as of December 31, 2014 and 2013 were $18,000 and $32,000, respectively.

There were no securities acquired on a “to be announced” (TBA) basis at December 31, 2014 and 2013.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral posted to the Company as of December 31, 2014 and 2013, respectively, was $12,767 and $0. In addition, securities in the amount of $16,910 and $8,352 were also posted to the Company as of December 31, 2014 and 2013, respectively, which were not included in the financials of the Company. Noncash collateral is not to be recognized by the recipient unless that collateral is sold or repledged or the counterparty defaults.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $193 and $8,766 at December 31, 2014 and 2013, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The Company had an offsetting premium tax benefit of $20 and $4,699 at December 31, 2014 and 2013, respectively. The guaranty fund expense was $3,865, $3,437 and $174 for the years ended December 31, 2014, 2013 and 2012, respectively.

15. Sales, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. As of December 31, 2014 and 2013, the Company had dollar repurchase agreements outstanding in the amount of $74,002 and $20,491, respectively. The Company had an outstanding liability for borrowed money in the amount $75,038 and $20,029 at December 31, 2014 and 2013, respectively due to participation in dollar repurchase agreements which includes accrued interest.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The contractual maturities of the dollar repurchase agreement positions are as follows:

Fair Value
Open	$74,815
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	74,815
Securities received	—

Total collateral received	$74,815

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. There were no securities of NAIC designation 3 or below sold during 2014 and reacquired within 30 days of the sale date.

16. Subsequent Event

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). With the exception of the Affordable Care Act annual fee described below, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2014 through the date the financial statements are issued.

On January 1, 2015, the Company will be subject to an annual fee under section 9010 of the Affordable Care Act (ACA). This annual fee will be allocated to individual health insurers based on the ratio of the amount of the entity’s net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity’s portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, 2015. As of December 31, 2014, the Company has written health insurance subject to the ACA assessment, expects to conduct health insurance business in 2015, and estimates their portion of the annual health insurance industry fee payable on September 30, 2015 to be $77. This assessment is not expected to have a material impact on risk based capital in 2015.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	Year Ended December 31,
	2014	2013
ACA fee assessment payable for the upcoming year	$77	$52
ACA fee assessment paid	52	—
Premium written subject to ACA 9010 assessment	3,721	4,205
Total adjusted capital before surplus adjustment	1,069,700	—
Authorized control level before surplus adjustment	93,716	—
Total adjusted capital after surplus adjustment	1,069,623	—
Authorized control level after surplus adjustment	93,716	—

Statutory-Basis

Financial Statement Schedule

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2014

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$723,470	$835,084	$723,470
States, municipalities and political subdivisions	120,716	125,470	120,716
Foreign governments	136,587	138,795	136,587
Hybrid securities	109,363	109,665	109,363
All other corporate bonds	6,235,594	6,656,780	6,235,594
Preferred stocks	3,730	4,889	3,730

Total fixed maturities	7,329,460	7,870,683	7,329,460
Equity securities
Common stocks:
Industrial, miscellaneous and all other	201	332	332

Total common stocks	201	332	332
Mortgage loans on real estate	730,305		730,305
Policy loans	116,393		116,393
Other long-term investments	50,295		50,295
Cash, cash equivalents and short-term investments	261,497		261,497
Securities lending reinvested collateral assets	471,292		471,292

Total investments	$8,959,443		$8,959,574

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)	United States government and corporate bonds of $ 29,923 are held at fair value rather than amortized cost due to having an NAIC 6 rating.

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses
Year ended December 31, 2014
Individual life	$1,105,341	$—	$13,237	$131,835	$62,331	$390,722	$77,976
Individual health	39,895	5,953	6,227	53,360	2,760	33,441	20,718
Group life and health	136,947	1,821	15,498	74,435	8,137	41,910	26,037
Annuity	5,953,030	—	568	5,180,015	337,122	5,108,620	329,343

	$7,235,213	$7,774	$35,530	$5,439,645	$410,350	$5,574,693	$454,074

Year ended December 31, 2013
Individual life	$945,718	$—	$22,777	$127,402	$53,051	$176,256	$64,608
Individual health	36,307	5,860	6,458	50,477	2,503	33,298	18,435
Group life and health	133,342	1,612	7,592	47,312	7,480	31,284	17,048
Annuity	6,269,244	—	470	5,023,268	351,717	3,956,589	1,334,131

	$7,384,611	$7,472	$37,297	$5,248,459	$414,751	$4,197,427	$1,434,222

Year ended December 31, 2012
Individual life	$876,198	$—	$14,392	$114,018	$49,515	$131,253	$100,455
Individual health	33,163	5,194	6,159	46,142	2,469	25,920	17,866
Group life and health	126,870	1,701	7,042	47,758	7,248	29,613	14,835
Annuity	6,710,133	—	610	4,733,291	375,449	3,943,756	1,057,691

	$7,746,364	$6,895	$28,203	$4,941,209	$434,681	$4,130,542	$1,190,847

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2014
Life insurance in force	$22,754,916	$193,135,172	$190,242,263	$19,862,007	958%

Premiums:
Individual life	$148,145	$556,231	$539,921	$131,835	410%
Individual health	54,133	857	86	53,362	0%
Group life and health	78,089	6,239	2,584	74,434	3%
Annuity	5,172,542	415	7,889	5,180,015	0%

	$5,452,909	$563,742	$550,480	$5,439,646	10%

Year ended December 31, 2013
Life insurance in force	$21,079,991	$205,474,553	$202,417,259	$18,022,697	1123%

Premiums:
Individual life	$144,629	$538,089	$520,862	$127,402	409%
Individual health	51,221	950	206	50,477	0%
Group life and health	59,787	15,247	2,772	47,312	6%
Annuity	5,015,607	463	8,123	5,023,267	0%

	$5,271,244	$554,749	$531,963	$5,248,458	10%

Year ended December 31, 2012
Life insurance in force	$19,872,208	$247,623,959	$244,180,253	$16,428,502	1486%

Premiums:
Individual life	$134,350	$641,551	$621,218	$114,017	545%
Individual health	47,094	1,046	94	46,142	0%
Group life and health	55,273	10,883	3,369	47,758	7%
Annuity	4,724,860	446	8,876	4,733,291	0%

	$4,961,577	$653,926	$633,557	$4,941,208	13%

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Years Ended December 31, 2014 and 2013

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Financial Statements

Years Ended December 31, 2014 and 2013

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Contract Owners of

Separate Account VA BNY of

Transamerica Financial Life Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA BNY (the “Separate Account”) sponsored by Transamerica Financial Life Insurance Company at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for the period then ended and the financial highlights in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2014, by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, IL

April 24, 2015

The Board of Directors and Contract Owners

of Transamerica Financial Life Insurance Company

  Separate Account VA BNY

We have audited the accompanying statement of operations and changes in net assets of the subaccounts of Transamerica Financial Life Insurance Company Separate Account VA BNY (the Separate Account), comprised of subaccounts as listed in the accompanying statement of operations and changes in net assets for the period ended December 31, 2013. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of the operations and changes in net assets of each of the respective subaccounts of Transamerica Financial Life Insurance Company Separate Account VA BNY, for the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 25, 2014

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2014

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AllianceBernstein Balanced Wealth Strategy Class B Shares	357,881.404	$4,301,864	$4,312,471	$8	$4,312,479	2,304,500	$1.674157	$11.505290
AllianceBernstein Growth and Income Class B Shares	420,294.710	9,785,866	12,486,956	35	12,486,991	5,064,436	1.443466	13.043879
AllianceBernstein Large Cap Growth Class B Shares	9,816.935	256,343	465,126	(1)	465,125	251,314	1.330745	2.176760
American Funds - Asset Allocation Class 2 Shares	1,366,029.637	26,694,607	30,134,614	21	30,134,635	16,361,256	1.556199	11.780479
American Funds - Bond Class 2 Shares	939,955.680	10,352,411	10,292,515	(30)	10,292,485	5,446,189	1.089471	10.073278
American Funds - Growth Class 2 Shares	261,536.121	19,304,779	20,881,044	(13)	20,881,031	5,807,414	1.695826	12.813976
American Funds - Growth-Income Class 2 Shares	320,782.861	15,590,683	16,812,230	18	16,812,248	5,669,604	1.711555	13.176703
American Funds - International Class 2 Shares	779,945.032	14,959,777	15,825,085	(22)	15,825,063	9,289,276	1.129331	10.942101
Fidelity® VIP Balanced Service Class 2	1,098,650.307	17,433,655	18,248,582	(1)	18,248,581	10,374,254	1.395040	12.234717
Fidelity® VIP Contrafund® Initial Class	—	—	—	—	—	—	13.296873	13.374713
Fidelity® VIP Contrafund® Service Class 2	940,550.530	29,262,916	34,518,204	(7)	34,518,197	10,107,714	1.500276	13.259348
Fidelity® VIP Equity-Income Service Class 2	44,260.531	870,698	1,054,728	(6)	1,054,722	589,612	1.388678	2.084132
Fidelity® VIP Growth Service Class 2	13,230.286	507,107	830,862	4	830,866	451,279	1.388663	2.248240
Fidelity® VIP Growth Opportunities Service Class 2	56.210	988	1,866	6	1,872	1,374	1.333280	1.776795
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—	13.072192	13.148720
Fidelity® VIP Mid Cap Service Class 2	434,864.536	15,191,447	16,020,410	(9)	16,020,401	3,544,494	1.588023	13.033398
Fidelity® VIP Value Strategies Initial Class	1,429.886	19,658	21,720	—	21,720	1,732	12.470786	12.543808
Fidelity® VIP Value Strategies Service Class 2	983,561.314	13,382,629	15,028,817	(13)	15,028,804	4,363,341	1.591770	12.430041
Franklin Founding Funds Allocation Class 4 Shares	632,685.203	4,739,720	4,770,446	(6)	4,770,440	2,570,942	1.802760	1.891986
Franklin Income Class 2 Shares	542,963.730	7,958,745	8,687,420	(13)	8,687,407	6,650,565	1.247831	1.398991
Franklin Mutual Shares Class 2 Shares	39,068.869	631,370	882,956	9	882,965	713,957	1.149210	1.356042
Franklin Templeton Foreign Class 2 Shares	145,287.973	1,971,395	2,186,584	5	2,186,589	2,182,365	0.951558	1.032842
GE Investments Total Return Class 3 Shares	108,864.131	1,867,139	2,041,202	5	2,041,207	1,449,643	1.292540	11.221763
Invesco V.I. American Franchise Series II Shares	3,382.597	123,626	181,409	2	181,411	128,301	1.397377	1.427185
Invesco V.I. Value Opportunities Series II Shares	41,594.395	257,517	407,209	3	407,212	297,786	1.207337	1.766868
Janus Aspen - Enterprise Service Shares	4,963.633	191,938	294,145	5	294,150	116,940	1.048619	3.566984
Janus Aspen - Global Research Service Shares	10,703.300	301,859	436,374	(5)	436,369	308,504	0.897588	1.780769
Janus Aspen - Perkins Mid Cap Value Service Shares	123.378	1,814	2,269	(1)	2,268	1,075	2.066364	2.161591
JPMorgan Insurance Trust Core Bond Class 1 Shares	60,901.007	700,449	681,482	(1)	681,481	544,722	1.217038	1.265725
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	13,027.196	62,955	148,640	(2)	148,638	52,138	2.747131	2.856976
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	311.505	3,505	7,495	5	7,500	2,687	2.703704	2.811570
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	2,526.619	39,069	67,587	1	67,588	26,225	2.486768	2.586224
MFS® New Discovery Service Class	145,636.047	2,242,309	2,228,232	(6)	2,228,226	986,222	1.917561	2.674797
MFS® Total Return Service Class	79,889.426	1,486,929	1,913,352	(4)	1,913,348	1,155,873	1.350840	1.835917
TA Aegon High Yield Bond Initial Class	19,304.690	148,860	155,403	1	155,404	67,661	1.230256	10.439790
TA Aegon High Yield Bond Service Class	728,924.422	5,984,287	5,933,445	(9)	5,933,436	2,664,043	1.498539	10.311734
TA Aegon Money Market Initial Class	172,521.600	172,522	172,522	5	172,527	126,305	0.956778	1.365957
TA Aegon Money Market Service Class	63,067,298.668	63,067,298	63,067,299	105	63,067,404	13,187,371	0.912538	9.926045
TA Aegon Tactical Vanguard ETF - Balanced Service Class	8,232,989.269	92,518,227	95,420,346	84	95,420,430	33,943,565	1.126738	10.827937
TA Aegon Tactical Vanguard ETF - Conservative Service Class	2,265,672.825	24,109,635	24,423,953	(22)	24,423,931	12,551,291	1.092476	10.566573
TA Aegon Tactical Vanguard ETF - Growth Service Class	4,739,570.525	53,963,099	55,073,810	4	55,073,814	19,144,493	1.154841	11.142128
TA Aegon U.S. Government Securities Initial Class	30,590.119	372,163	371,976	(3)	371,973	184,056	1.290178	2.020976

See accompanying notes.

3

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2014

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Aegon U.S. Government Securities Service Class	2,612,553.901	$33,204,888	$32,526,296	$(25)	$32,526,271	14,098,292	$1.039202	$9.995022
TA AllianceBernstein Dynamic Allocation Initial Class	7,066.994	59,383	67,419	1	67,420	40,726	1.371728	1.734799
TA AllianceBernstein Dynamic Allocation Service Class	2,114,569.676	18,378,484	20,046,121	2	20,046,123	10,378,014	1.062859	10.714391
TA Asset Allocation - Conservative Initial Class	5,371.274	56,958	59,353	(1)	59,352	35,716	1.437701	1.795205
TA Asset Allocation - Conservative Service Class	5,628,552.519	59,530,224	61,576,365	(67)	61,576,298	31,677,104	1.142407	10.704960
TA Asset Allocation - Growth Initial Class	12,999.923	126,708	147,419	1	147,420	82,871	1.605335	2.106577
TA Asset Allocation - Growth Service Class	608,138.622	5,749,378	6,835,478	3	6,835,481	3,471,873	1.216220	11.833142
TA Asset Allocation - Moderate Initial Class	73,378.573	776,023	892,283	2	892,285	508,985	1.537543	1.945848
TA Asset Allocation - Moderate Service Class	24,077,922.419	266,294,725	289,657,407	52	289,657,459	119,812,391	1.202082	10.983687
TA Asset Allocation - Moderate Growth Initial Class	26,495.615	300,490	337,554	—	337,554	186,731	1.589393	2.042231
TA Asset Allocation - Moderate Growth Service Class	12,000,830.431	128,882,607	151,210,463	195	151,210,658	66,510,851	1.239058	11.359025
TA Barrow Hanley Dividend Focused Initial Class	181,010.469	2,527,817	3,844,662	(12)	3,844,650	1,664,774	1.517876	13.077773
TA Barrow Hanley Dividend Focused Service Class	282,797.293	4,851,297	6,012,270	(2)	6,012,268	2,227,705	1.359196	12.917739
TA BlackRock Global Allocation Service Class	3,903,808.995	52,487,871	56,800,421	(26)	56,800,395	33,949,110	1.190522	10.909901
TA BlackRock Tactical Allocation Service Class	5,426,690.132	81,716,041	87,586,779	71	87,586,850	34,968,108	1.226051	11.126131
TA Clarion Global Real Estate Securities Initial Class	2,979.105	42,991	38,907	(4)	38,903	14,673	1.338296	10.464030
TA Clarion Global Real Estate Securities Service Class	401,435.721	4,980,207	5,463,540	(1)	5,463,539	2,083,565	1.196475	10.341738
TA International Moderate Growth Service Class	3,675,088.608	33,816,645	35,391,103	106	35,391,209	21,845,760	1.006441	10.501288
TA Janus Balanced Service Class	2,630,374.839	32,437,837	35,378,542	(15)	35,378,527	11,828,480	1.187688	11.855854
TA Jennison Growth Initial Class	196,828.099	1,601,277	2,074,568	(4)	2,074,564	1,307,658	1.544816	13.877145
TA Jennison Growth Service Class	1,248,112.494	11,567,822	12,818,115	—	12,818,115	4,747,106	1.701897	13.715704
TA JPMorgan Core Bond Service Class	1,096,550.343	15,118,607	15,198,188	(1)	15,198,187	8,490,749	1.049022	10.116194
TA JPMorgan Enhanced Index Initial Class	35,391.764	511,998	655,455	—	655,455	261,524	1.636329	13.466392
TA JPMorgan Enhanced Index Service Class	113,410.808	1,970,301	2,099,234	(1)	2,099,233	447,817	1.610391	13.315169
TA JPMorgan Mid Cap Value Service Class	909,584.372	17,739,714	20,447,457	(5)	20,447,452	5,723,903	1.693307	13.414418
TA JPMorgan Tactical Allocation Service Class	3,489,175.094	48,162,144	51,151,307	(58)	51,151,249	20,676,779	1.125953	10.744463
TA Legg Mason Dynamic Allocation - Balanced Service Class	4,777,866.073	53,349,478	57,286,614	59	57,286,673	16,981,768	1.148341	11.194198
TA Legg Mason Dynamic Allocation - Growth Service Class	3,298,373.835	38,232,800	41,526,527	(59)	41,526,468	12,452,814	1.204448	11.621903
TA Market Participation Strategy Service Class	2,298,781.797	25,586,881	27,861,235	14	27,861,249	6,502,270	1.174447	11.782416
TA MFS International Equity Initial Class	8,249.773	60,867	67,566	(3)	67,563	49,145	1.246104	10.562893
TA MFS International Equity Service Class	458,447.925	3,679,411	3,695,090	—	3,695,090	1,240,007	1.134016	10.443991
TA Morgan Stanley Capital Growth Initial Class	4,488.753	55,232	70,384	(3)	70,381	33,027	1.946402	2.568572
TA Morgan Stanley Capital Growth Service Class	94,254.544	1,238,762	1,461,888	(3)	1,461,885	487,574	1.692676	14.339552
TA Morgan Stanley Mid-Cap Growth Initial Class	1,173.084	30,628	41,633	(3)	41,630	28,385	1.373770	12.362141
TA Morgan Stanley Mid-Cap Growth Service Class	120,158.283	3,892,170	4,158,678	14	4,158,692	1,405,002	1.639143	12.211973
TA Multi-Managed Balanced Initial Class	3,635.313	44,179	50,785	(8)	50,777	23,192	1.978351	2.275428
TA Multi-Managed Balanced Service Class	737,659.259	9,448,263	10,150,191	(11)	10,150,180	4,141,602	1.381863	12.027782
TA Multi-Manager Alt Strategies Service Class	2,876.561	29,690	30,031	—	30,031	2,886	10.342846	10.487363
TA PIMCO Tactical - Balanced Service Class	2,530,058.075	28,596,117	30,107,691	4	30,107,695	11,037,640	1.051894	11.283498
TA PIMCO Tactical - Conservative Service Class	872,082.450	9,531,075	10,002,786	(3)	10,002,783	5,302,381	1.003296	11.080952
TA PIMCO Tactical - Growth Service Class	1,383,687.512	15,273,586	15,981,591	21	15,981,612	6,170,132	1.017782	11.512858
TA PIMCO Total Return Initial Class	33,484.292	388,277	390,762	3	390,765	244,451	1.398796	1.628858

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2014

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA PIMCO Total Return Service Class	5,868,481.794	$68,943,544	$68,015,704	$118	$68,015,822	38,303,298	$1.055520	$9.928963
TA PineBridge Inflation Opportunities Service Class	1,456,916.191	15,705,358	14,671,146	35	14,671,181	11,260,430	0.958961	9.215296
TA ProFunds UltraBear Service Class (OAM)	406,332.796	534,129	390,079	7	390,086	4,425,558	0.086018	0.090717
TA Systematic Small/Mid Cap Value Initial Class	146,860.478	2,727,374	3,330,796	1	3,330,797	378,313	1.517180	12.833661
TA Systematic Small/Mid Cap Value Service Class	341,360.087	7,155,641	7,605,503	7	7,605,510	3,341,690	1.754214	12.678505
TA T. Rowe Price Small Cap Initial Class	20,152.398	172,748	295,837	(3)	295,834	153,368	1.589737	13.754908
TA T. Rowe Price Small Cap Service Class	1,581,208.525	19,190,304	22,421,537	(6)	22,421,531	5,746,945	2.120865	13.595457
TA Torray Concentrated Growth Initial Class	82,316.831	1,345,288	1,765,696	1	1,765,697	312,882	1.568471	13.160611
TA Torray Concentrated Growth Service Class	454,165.515	8,744,624	9,918,975	11	9,918,986	3,902,173	1.637499	13.003876
TA TS&W International Equity Initial Class	71,336.254	831,926	886,710	10	886,720	425,897	1.271245	10.703654
TA TS&W International Equity Service Class	138,477.881	1,694,567	1,710,202	2	1,710,204	597,875	0.963697	10.577253
TA Vanguard ETF - Balanced Service Class	29,020,543.328	328,512,918	342,152,206	87	342,152,293	136,879,690	1.200158	10.981748
TA Vanguard ETF - Conservative Service Class	6,324,779.444	75,293,224	77,921,283	53	77,921,336	40,013,205	1.161142	10.791753
TA Vanguard ETF - Growth Service Class	30,516,554.781	319,742,841	326,832,302	6	326,832,308	139,255,241	1.215081	11.422702
TA Voya Balanced Allocation Service Class	1,514.762	15,260	16,056	—	16,056	1,520	10.440484	10.589586
TA Voya Conservative Allocation Service Class	1,582.882	15,707	16,003	—	16,003	1,588	9.961223	10.103481
TA Voya Intermediate Bond Service Class	—	—	—	—	—	—	9.876973	10.018015
TA Voya Large Cap Growth Service Class	—	—	—	—	—	—	12.953982	13.138900
TA Voya Limited Maturity Bond Service Class	4,753.281	47,360	47,533	—	47,533	4,850	9.687545	9.825883
TA Voya Mid Cap Opportunities Service Class	—	—	—	—	—	—	12.405270	12.582371
TA Voya Moderate Growth Allocation Service Class	—	—	—	—	—	—	10.828386	10.983028
TA WMC US Growth Initial Class	89,939.348	2,261,508	3,041,749	3	3,041,752	2,344,356	1.264269	13.338646
TA WMC US Growth Service Class	87,166.468	2,433,372	2,909,617	5	2,909,622	1,038,319	1.308866	13.177966
Vanguard® Equity Index	—	—	—	—	—	—	13.219198	13.296581
Vanguard® International	—	—	—	—	—	—	10.828364	10.891774
Vanguard® Mid-Cap Index	—	—	—	—	—	—	13.281691	13.359458
Vanguard® REIT Index	—	—	—	—	—	—	11.445665	11.512685
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—	10.026131	10.084847
Vanguard® Total Bond Market Index	—	—	—	—	—	—	10.070519	10.129517
Wanger International	—	—	—	—	—	—	10.465660	10.526946
Wanger USA	—	—	—	—	—	—	12.737879	12.812448

See accompanying notes.

5

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	AllianceBernstein Balanced Wealth Strategy Class B Shares	AllianceBernstein Growth and Income Class B Shares	AllianceBernstein Large Cap Growth Class B Shares	American Funds - Asset Allocation Class 2 Shares	American Funds - Bond Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$2,914,759	$4,938,122	$474,803	$14,119,666	$4,240,313

Investment Income:
Reinvested Dividends	76,513	73,349	—	297,392	110,565
Investment Expense:
Mortality and Expense Risk and Administrative Charges	55,515	101,931	7,304	321,414	90,853

Net Investment Income (Loss)	20,998	(28,582)	(7,304)	(24,022)	19,712
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	56,864
Realized Gain (Loss) on Investments	62,087	147,854	34,460	390,020	(8,144)

Net Realized Capital Gains (Losses) on Investments	62,087	147,854	34,460	390,020	48,720
Net Change in Unrealized Appreciation (Depreciation)	354,662	1,775,429	126,673	3,180,013	(269,645)

Net Gain (Loss) on Investment	416,749	1,923,283	161,133	3,570,033	(220,925)
Net Increase (Decrease) in Net Assets Resulting from Operations	437,747	1,894,701	153,829	3,546,011	(201,213)

Increase (Decrease) in Net Assets from Contract Transactions	373,970	1,844,834	(101,034)	5,449,985	2,369,663

Total Increase (Decrease) in Net Assets	811,717	3,739,535	52,795	8,995,996	2,168,450

Net Assets as of December 31, 2013:	$3,726,476	$8,677,657	$527,598	$23,115,662	$6,408,763

Investment Income:
Reinvested Dividends	101,295	125,496	—	439,654	188,141
Investment Expense:
Mortality and Expense Risk and Administrative Charges	68,858	156,356	7,141	482,067	136,698

Net Investment Income (Loss)	32,437	(30,860)	(7,141)	(42,413)	51,443
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	647,800	—	—	1,332,848	2,737
Realized Gain (Loss) on Investments	67,717	162,859	56,326	908,724	(8,882)

Net Realized Capital Gains (Losses) on Investments	715,517	162,859	56,326	2,241,572	(6,145)
Net Change in Unrealized Appreciation (Depreciation)	(544,355)	689,665	9,712	(1,162,149)	199,992

Net Gain (Loss) on Investment	171,162	852,524	66,038	1,079,423	193,847
Net Increase (Decrease) in Net Assets Resulting from Operations	203,599	821,664	58,897	1,037,010	245,290

Increase (Decrease) in Net Assets from Contract Transactions	382,404	2,987,670	(121,370)	5,981,963	3,638,432

Total Increase (Decrease) in Net Assets	586,003	3,809,334	(62,473)	7,018,973	3,883,722

Net Assets as of December 31, 2014:	$4,312,479	$12,486,991	$465,125	$30,134,635	$10,292,485

See Accompanying Notes.

(1) See Footnote 1

6

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	American Funds - Growth Class 2 Shares	American Funds - Growth- Income Class 2 Shares	American Funds - International Class 2 Shares	Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Contrafund® Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)
Net Assets as of January 1, 2013:	$2,708,329	$1,779,957	$3,992,382	$10,651,429	$—

Investment Income:
Reinvested Dividends	57,729	85,360	130,808	170,089	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	96,479	81,371	143,245	182,725	—

Net Investment Income (Loss)	(38,750)	3,989	(12,437)	(12,636)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	545,398	—
Realized Gain (Loss) on Investments	132,952	69,894	125,818	165,908	2

Net Realized Capital Gains (Losses) on Investments	132,952	69,894	125,818	711,306	2
Net Change in Unrealized Appreciation (Depreciation)	1,218,114	1,117,460	1,421,169	1,281,457	—

Net Gain (Loss) on Investment	1,351,066	1,187,354	1,546,987	1,992,763	2
Net Increase (Decrease) in Net Assets Resulting from Operations	1,312,316	1,191,343	1,534,550	1,980,127	2

Increase (Decrease) in Net Assets from Contract Transactions	3,944,450	5,545,632	5,493,542	868,202	(2)

Total Increase (Decrease) in Net Assets	5,256,766	6,736,975	7,028,092	2,848,329	—

Net Assets as of December 31, 2013:	$7,965,095	$8,516,932	$11,020,474	$13,499,758	$—

Investment Income:
Reinvested Dividends	158,529	204,508	223,798	232,094	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	233,878	255,094	257,082	223,233	—

Net Investment Income (Loss)	(75,349)	(50,586)	(33,284)	8,861	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	574,864	665,039	—	1,790,759	—
Realized Gain (Loss) on Investments	142,279	489,761	182,378	138,381	—

Net Realized Capital Gains (Losses) on Investments	717,143	1,154,800	182,378	1,929,140	—
Net Change in Unrealized Appreciation (Depreciation)	204,262	26,640	(860,198)	(702,224)	—

Net Gain (Loss) on Investment	921,405	1,181,440	(677,820)	1,226,916	—
Net Increase (Decrease) in Net Assets Resulting from Operations	846,056	1,130,854	(711,104)	1,235,777	—

Increase (Decrease) in Net Assets from Contract Transactions	12,069,880	7,164,462	5,515,693	3,513,046	—

Total Increase (Decrease) in Net Assets	12,915,936	8,295,316	4,804,589	4,748,823	—

Net Assets as of December 31, 2014:	$20,881,031	$16,812,248	$15,825,063	$18,248,581	$—

See Accompanying Notes.

(1) See Footnote 1

7

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Mid Cap Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)
Net Assets as of January 1, 2013:	$6,453,894	$1,063,363	$677,785	$1,333	$—

Investment Income:
Reinvested Dividends	142,143	23,487	330	1	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	215,621	15,252	10,727	21	—

Net Investment Income (Loss)	(73,478)	8,235	(10,397)	(20)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,977	69,317	502	1	—
Realized Gain (Loss) on Investments	485,744	44,417	26,213	15	2

Net Realized Capital Gains (Losses) on Investments	490,721	113,734	26,715	16	2
Net Change in Unrealized Appreciation (Depreciation)	3,242,361	125,411	201,479	466	—

Net Gain (Loss) on Investment	3,733,082	239,145	228,194	482	2
Net Increase (Decrease) in Net Assets Resulting from Operations	3,659,604	247,380	217,797	462	2

Increase (Decrease) in Net Assets from Contract Transactions	8,973,535	(214,366)	(85,155)	(42)	(2)

Total Increase (Decrease) in Net Assets	12,633,139	33,014	132,642	420	—

Net Assets as of December 31, 2013:	$19,087,033	$1,096,377	$810,427	$1,753	$—

Investment Income:
Reinvested Dividends	245,534	27,657	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	365,164	15,814	11,917	24	—

Net Investment Income (Loss)	(119,630)	11,843	(11,917)	(24)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	683,663	15,004	—	1	—
Realized Gain (Loss) on Investments	365,712	29,788	23,449	33	—

Net Realized Capital Gains (Losses) on Investments	1,049,375	44,792	23,449	34	—
Net Change in Unrealized Appreciation (Depreciation)	1,444,822	18,787	62,746	166	—

Net Gain (Loss) on Investment	2,494,197	63,579	86,195	200	—
Net Increase (Decrease) in Net Assets Resulting from Operations	2,374,567	75,422	74,278	176	—

Increase (Decrease) in Net Assets from Contract Transactions	13,056,597	(117,077)	(53,839)	(57)	—

Total Increase (Decrease) in Net Assets	15,431,164	(41,655)	20,439	119	—

Net Assets as of December 31, 2014:	$34,518,197	$1,054,722	$830,866	$1,872	$—

See Accompanying Notes.

(1) See Footnote 1

8

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Service Class 2	Franklin Founding Funds Allocation Class 4 Shares	Franklin Income Class 2 Shares
	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$6,046,828	$—	$1,912,777	$5,106,586	$10,518,336

Investment Income:
Reinvested Dividends	16,589	174	42,306	559,086	668,226
Investment Expense:
Mortality and Expense Risk and Administrative Charges	75,093	25	83,862	86,389	155,876

Net Investment Income (Loss)	(58,504)	149	(41,556)	472,697	512,350
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	777,832	—	—	925,816	—
Realized Gain (Loss) on Investments	65,525	2	203,471	96,785	91,693

Net Realized Capital Gains (Losses) on Investments	843,357	2	203,471	1,022,601	91,693
Net Change in Unrealized Appreciation (Depreciation)	779,164	911	1,168,040	(456,593)	598,017

Net Gain (Loss) on Investment	1,622,521	913	1,371,511	566,008	689,710
Net Increase (Decrease) in Net Assets Resulting from Operations	1,564,017	1,062	1,329,955	1,038,705	1,202,060

Increase (Decrease) in Net Assets from Contract Transactions	(789,663)	19,412	3,648,835	(603,040)	(1,489,374)

Total Increase (Decrease) in Net Assets	774,354	20,474	4,978,790	435,665	(287,314)

Net Assets as of December 31, 2013:	$6,821,182	$20,474	$6,891,567	$5,542,251	$10,231,022

Investment Income:
Reinvested Dividends	3,003	224	120,022	144,187	479,193
Investment Expense:
Mortality and Expense Risk and Administrative Charges	134,989	137	135,684	87,131	144,819

Net Investment Income (Loss)	(131,986)	87	(15,662)	57,056	334,374
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	235,922	—	—	4,480	—
Realized Gain (Loss) on Investments	87,467	11	194,525	32,707	236,535

Net Realized Capital Gains (Losses) on Investments	323,389	11	194,525	37,187	236,535
Net Change in Unrealized Appreciation (Depreciation)	274,202	1,152	255,217	(19,501)	(241,157)

Net Gain (Loss) on Investment	597,591	1,163	449,742	17,686	(4,622)
Net Increase (Decrease) in Net Assets Resulting from Operations	465,605	1,250	434,080	74,742	329,752

Increase (Decrease) in Net Assets from Contract Transactions	8,733,614	(4)	7,703,157	(846,553)	(1,873,367)

Total Increase (Decrease) in Net Assets	9,199,219	1,246	8,137,237	(771,811)	(1,543,615)

Net Assets as of December 31, 2014:	$16,020,401	$21,720	$15,028,804	$4,770,440	$8,687,407

See Accompanying Notes.

(1) See Footnote 1

9

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	Franklin Mutual Shares Class 2 Shares	Franklin Templeton Foreign Class 2 Shares	GE Investments Total Return Class 3 Shares	Invesco V.I. American Franchise Series II Shares	Invesco V.I. Value Opportunities Series II Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$790,683	$2,859,834	$1,683,942	$126,490	$314,505

Investment Income:
Reinvested Dividends	17,696	71,498	23,804	364	4,447
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,789	42,054	29,457	2,163	5,481

Net Investment Income (Loss)	4,907	29,444	(5,653)	(1,799)	(1,034)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	91,343	—	—
Realized Gain (Loss) on Investments	19,810	53,227	32,702	392	2,810

Net Realized Capital Gains (Losses) on Investments	19,810	53,227	124,045	392	2,810
Net Change in Unrealized Appreciation (Depreciation)	174,438	467,287	103,999	48,888	95,956

Net Gain (Loss) on Investment	194,248	520,514	228,044	49,280	98,766
Net Increase (Decrease) in Net Assets Resulting from Operations	199,155	549,958	222,391	47,481	97,732

Increase (Decrease) in Net Assets from Contract Transactions	(71,546)	(455,332)	34,564	(1,242)	(5,476)

Total Increase (Decrease) in Net Assets	127,609	94,626	256,955	46,239	92,256

Net Assets as of December 31, 2013:	$918,292	$2,954,460	$1,940,897	$172,729	$406,761

Investment Income:
Reinvested Dividends	17,673	50,314	30,125	—	4,689
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,497	38,278	31,667	2,604	6,127

Net Investment Income (Loss)	4,176	12,036	(1,542)	(2,604)	(1,438)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,595	—	57,813	—	—
Realized Gain (Loss) on Investments	33,426	99,664	27,951	1,424	9,073

Net Realized Capital Gains (Losses) on Investments	38,021	99,664	85,764	1,424	9,073
Net Change in Unrealized Appreciation (Depreciation)	7,795	(428,521)	(18,223)	12,380	11,702

Net Gain (Loss) on Investment	45,816	(328,857)	67,541	13,804	20,775
Net Increase (Decrease) in Net Assets Resulting from Operations	49,992	(316,821)	65,999	11,200	19,337

Increase (Decrease) in Net Assets from Contract Transactions	(85,319)	(451,050)	34,311	(2,518)	(18,886)

Total Increase (Decrease) in Net Assets	(35,327)	(767,871)	100,310	8,682	451

Net Assets as of December 31, 2014:	$882,965	$2,186,589	$2,041,207	$181,411	$407,212

See Accompanying Notes.

(1) See Footnote 1

10

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	Janus Aspen - Enterprise Service Shares Subaccount	Janus Aspen - Global Research Service Shares Subaccount	Janus Aspen - Perkins Mid Cap Value Service Shares Subaccount	JPMorgan Insurance Trust Core Bond Class 1 Shares Subaccount	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares Subaccount
Net Assets as of January 1, 2013:	$229,592	$447,699	$1,823	$861,359	$100,145

Investment Income:
Reinvested Dividends	955	4,893	23	37,042	1,190
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,600	6,883	28	11,330	1,496

Net Investment Income (Loss)	(2,645)	(1,990)	(5)	25,712	(306)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	39	—	1,279
Realized Gain (Loss) on Investments	3,605	6,930	(8)	(1,418)	819

Net Realized Capital Gains (Losses) on Investments	3,605	6,930	31	(1,418)	2,098
Net Change in Unrealized Appreciation (Depreciation)	67,275	104,160	403	(47,142)	28,872

Net Gain (Loss) on Investment	70,880	111,090	434	(48,560)	30,970
Net Increase (Decrease) in Net Assets Resulting from Operations	68,235	109,100	429	(22,848)	30,664

Increase (Decrease) in Net Assets from Contract Transactions	(9,750)	(57,378)	(59)	(116,790)	(8)

Total Increase (Decrease) in Net Assets	58,485	51,722	370	(139,638)	30,656

Net Assets as of December 31, 2013:	$288,077	$499,421	$2,193	$721,721	$130,801

Investment Income:
Reinvested Dividends	100	4,648	73	26,355	1,065
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,071	7,338	30	9,956	1,757

Net Investment Income (Loss)	(3,971)	(2,690)	43	16,399	(692)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,886	—	167	—	7,268
Realized Gain (Loss) on Investments	12,124	29,794	24	(2,601)	1,027

Net Realized Capital Gains (Losses) on Investments	33,010	29,794	191	(2,601)	8,295
Net Change in Unrealized Appreciation (Depreciation)	972	742	(87)	9,487	10,242

Net Gain (Loss) on Investment	33,982	30,536	104	6,886	18,537
Net Increase (Decrease) in Net Assets Resulting from Operations	30,011	27,846	147	23,285	17,845

Increase (Decrease) in Net Assets from Contract Transactions	(23,938)	(90,898)	(72)	(63,525)	(8)

Total Increase (Decrease) in Net Assets	6,073	(63,052)	75	(40,240)	17,837

Net Assets as of December 31, 2014:	$294,150	$436,369	$2,268	$681,481	$148,638

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	JPMorgan Insurance Trust Small Cap Core Class 1 Shares Subaccount	JPMorgan Insurance Trust U.S. Equity Class 1 Shares Subaccount	MFS® New Discovery Service Class Subaccount	MFS® Total Return Service Class Subaccount	TA Aegon High Yield Bond Initial Class Subaccount
Net Assets as of January 1, 2013:	$13,016	$45,715	$6,060,367	$1,788,262	$164,087

Investment Income:
Reinvested Dividends	86	665	—	30,760	7,858
Investment Expense:
Mortality and Expense Risk and Administrative Charges	161	693	101,096	26,059	2,002

Net Investment Income (Loss)	(75)	(28)	(101,096)	4,701	5,856
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	57,042	—	—
Realized Gain (Loss) on Investments	5,480	417	89,521	45,624	9,587

Net Realized Capital Gains (Losses) on Investments	5,480	417	146,563	45,624	9,587
Net Change in Unrealized Appreciation (Depreciation)	(1,267)	15,282	2,147,540	245,136	(7,674)

Net Gain (Loss) on Investment	4,213	15,699	2,294,103	290,760	1,913
Net Increase (Decrease) in Net Assets Resulting from Operations	4,138	15,671	2,193,007	295,461	7,769

Increase (Decrease) in Net Assets from Contract Transactions	(10,084)	(580)	(1,010,049)	(179,768)	(31,559)

Total Increase (Decrease) in Net Assets	(5,946)	15,091	1,182,958	115,693	(23,790)

Net Assets as of December 31, 2013:	$7,070	$60,806	$7,243,325	$1,903,955	$140,297

Investment Income:
Reinvested Dividends	10	577	—	32,222	8,035
Investment Expense:
Mortality and Expense Risk and Administrative Charges	97	824	85,317	26,199	1,845

Net Investment Income (Loss)	(87)	(247)	(85,317)	6,023	6,190
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	573	—	1,233,548	49,819	—
Realized Gain (Loss) on Investments	128	602	371,148	32,096	754

Net Realized Capital Gains (Losses) on Investments	701	602	1,604,696	81,915	754
Net Change in Unrealized Appreciation (Depreciation)	(49)	7,162	(2,090,347)	36,033	(3,419)

Net Gain (Loss) on Investment	652	7,764	(485,651)	117,948	(2,665)
Net Increase (Decrease) in Net Assets Resulting from Operations	565	7,517	(570,968)	123,971	3,525

Increase (Decrease) in Net Assets from Contract Transactions	(135)	(735)	(4,444,131)	(114,578)	11,582

Total Increase (Decrease) in Net Assets	430	6,782	(5,015,099)	9,393	15,107

Net Assets as of December 31, 2014:	$7,500	$67,588	$2,228,226	$1,913,348	$155,404

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Money Market Initial Class Subaccount	TA Aegon Money Market Service Class Subaccount	TA Aegon Tactical Vanguard ETF - Balanced Service Class Subaccount	TA Aegon Tactical Vanguard ETF - Conservative Service Class Subaccount
Net Assets as of January 1, 2013:	$3,311,088	$454,737	$13,803,900	$13,133,992	$10,318,056

Investment Income:
Reinvested Dividends	256,480	20	1,176	190,246	166,217
Investment Expense:
Mortality and Expense Risk and Administrative Charges	62,636	5,526	335,410	423,393	191,449

Net Investment Income (Loss)	193,844	(5,506)	(334,234)	(233,147)	(25,232)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	199,646	187,787
Realized Gain (Loss) on Investments	48,238	—	—	160,443	215,800

Net Realized Capital Gains (Losses) on Investments	48,238	—	—	360,089	403,587
Net Change in Unrealized Appreciation (Depreciation)	(48,252)	—	—	2,636,436	403,695

Net Gain (Loss) on Investment	(14)	—	—	2,996,525	807,282
Net Increase (Decrease) in Net Assets Resulting from Operations	193,830	(5,506)	(334,234)	2,763,378	782,050

Increase (Decrease) in Net Assets from Contract Transactions	1,303,695	(77,804)	27,533,388	40,329,872	6,895,059

Total Increase (Decrease) in Net Assets	1,497,525	(83,310)	27,199,154	43,093,250	7,677,109

Net Assets as of December 31, 2013:	$4,808,613	$371,427	$41,003,054	$56,227,242	$17,995,165

Investment Income:
Reinvested Dividends	310,769	16	1,664	497,553	218,808
Investment Expense:
Mortality and Expense Risk and Administrative Charges	80,494	4,448	450,420	1,027,015	278,286

Net Investment Income (Loss)	230,275	(4,432)	(448,756)	(529,462)	(59,478)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	1,844,111	863,368
Realized Gain (Loss) on Investments	11,925	—	—	378,629	103,736

Net Realized Capital Gains (Losses) on Investments	11,925	—	—	2,222,740	967,104
Net Change in Unrealized Appreciation (Depreciation)	(150,639)	—	—	(140,807)	(464,773)

Net Gain (Loss) on Investment	(138,714)	—	—	2,081,933	502,331
Net Increase (Decrease) in Net Assets Resulting from Operations	91,561	(4,432)	(448,756)	1,552,471	442,853

Increase (Decrease) in Net Assets from Contract Transactions	1,033,262	(194,468)	22,513,106	37,640,717	5,985,913

Total Increase (Decrease) in Net Assets	1,124,823	(198,900)	22,064,350	39,193,188	6,428,766

Net Assets as of December 31, 2014:	$5,933,436	$172,527	$63,067,404	$95,420,430	$24,423,931

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Aegon Tactical Vanguard ETF - Growth Service Class Subaccount	TA Aegon U.S. Government Securities Initial Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA AllianceBernstein Dynamic Allocation Initial Class Subaccount	TA AllianceBernstein Dynamic Allocation Service Class Subaccount
Net Assets as of January 1, 2013:	$9,309,067	$444,550	$28,835,995	$60,017	$12,209,061

Investment Income:
Reinvested Dividends	165,327	9,526	723,799	733	138,759
Investment Expense:
Mortality and Expense Risk and Administrative Charges	250,302	5,653	456,846	868	206,563

Net Investment Income (Loss)	(84,975)	3,873	266,953	(135)	(67,804)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	8,914	802,252	—	—
Realized Gain (Loss) on Investments	276,121	4,129	(1,529,760)	(221)	158,652

Net Realized Capital Gains (Losses) on Investments	276,121	13,043	(727,508)	(221)	158,652
Net Change in Unrealized Appreciation (Depreciation)	2,146,314	(31,812)	(863,866)	3,820	636,788

Net Gain (Loss) on Investment	2,422,435	(18,769)	(1,591,374)	3,599	795,440
Net Increase (Decrease) in Net Assets Resulting from Operations	2,337,460	(14,896)	(1,324,421)	3,464	727,636

Increase (Decrease) in Net Assets from Contract Transactions	19,056,729	(36,776)	(747,349)	1,810	2,927,435

Total Increase (Decrease) in Net Assets	21,394,189	(51,672)	(2,071,770)	5,274	3,655,071

Net Assets as of December 31, 2013:	$30,703,256	$392,878	$26,764,225	$65,291	$15,864,132

Investment Income:
Reinvested Dividends	370,222	15,165	1,208,093	682	151,300
Investment Expense:
Mortality and Expense Risk and Administrative Charges	635,448	5,373	463,687	922	272,411

Net Investment Income (Loss)	(265,226)	9,792	744,406	(240)	(121,111)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,106,648	6,368	569,208	—	—
Realized Gain (Loss) on Investments	285,066	1,251	(856,845)	189	213,491

Net Realized Capital Gains (Losses) on Investments	2,391,714	7,619	(287,637)	189	213,491
Net Change in Unrealized Appreciation (Depreciation)	(1,460,102)	(5,099)	411,777	2,710	578,973

Net Gain (Loss) on Investment	931,612	2,520	124,140	2,899	792,464
Net Increase (Decrease) in Net Assets Resulting from Operations	666,386	12,312	868,546	2,659	671,353

Increase (Decrease) in Net Assets from Contract Transactions	23,704,172	(33,217)	4,893,500	(530)	3,510,638

Total Increase (Decrease) in Net Assets	24,370,558	(20,905)	5,762,046	2,129	4,181,991

Net Assets as of December 31, 2014:	$55,073,814	$371,973	$32,526,271	$67,420	$20,046,123

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Asset Allocation - Conservative Initial Class Subaccount	TA Asset Allocation - Conservative Service Class Subaccount	TA Asset Allocation - Growth Initial Class Subaccount	TA Asset Allocation - Growth Service Class Subaccount	TA Asset Allocation - Moderate Initial Class Subaccount
Net Assets as of January 1, 2013:	$102,912	$43,570,834	$63,855	$3,927,834	$967,012

Investment Income:
Reinvested Dividends	3,232	1,466,942	741	52,542	24,955
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,239	681,174	1,176	73,362	14,095

Net Investment Income (Loss)	1,993	785,768	(435)	(20,820)	10,860
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	159	78,312	—	—	—
Realized Gain (Loss) on Investments	7,103	650,661	(4,612)	131,758	(2,916)

Net Realized Capital Gains (Losses) on Investments	7,262	728,973	(4,612)	131,758	(2,916)
Net Change in Unrealized Appreciation (Depreciation)	(3,046)	2,050,690	24,808	979,185	106,701

Net Gain (Loss) on Investment	4,216	2,779,663	20,196	1,110,943	103,785
Net Increase (Decrease) in Net Assets Resulting from Operations	6,209	3,565,431	19,761	1,090,123	114,645

Increase (Decrease) in Net Assets from Contract Transactions	(50,227)	7,303,565	63,035	1,077,315	(16,336)

Total Increase (Decrease) in Net Assets	(44,018)	10,868,996	82,796	2,167,438	98,309

Net Assets as of December 31, 2013:	$58,894	$54,439,830	$146,651	$6,095,272	$1,065,321

Investment Income:
Reinvested Dividends	1,587	1,456,547	3,438	138,078	19,834
Investment Expense:
Mortality and Expense Risk and Administrative Charges	818	819,337	2,024	95,511	12,848

Net Investment Income (Loss)	769	637,210	1,414	42,567	6,986
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	971	982,712	—	—	—
Realized Gain (Loss) on Investments	44	504,046	428	286,789	26,376

Net Realized Capital Gains (Losses) on Investments	1,015	1,486,758	428	286,789	26,376
Net Change in Unrealized Appreciation (Depreciation)	(1,325)	(1,730,284)	74	(243,444)	(21,140)

Net Gain (Loss) on Investment	(310)	(243,526)	502	43,345	5,236
Net Increase (Decrease) in Net Assets Resulting from Operations	459	393,684	1,916	85,912	12,222

Increase (Decrease) in Net Assets from Contract Transactions	(1)	6,742,784	(1,147)	654,297	(185,258)

Total Increase (Decrease) in Net Assets	458	7,136,468	769	740,209	(173,036)

Net Assets as of December 31, 2014:	$59,352	$61,576,298	$147,420	$6,835,481	$892,285

See Accompanying Notes.

(1)	See Footnote 1

15

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Asset Allocation - Moderate Service Class Subaccount	TA Asset Allocation - Moderate Growth Initial Class Subaccount	TA Asset Allocation - Moderate Growth Service Class Subaccount	TA Barrow Hanley Dividend Focused Initial Class Subaccount	TA Barrow Hanley Dividend Focused Service Class Subaccount
Net Assets as of January 1, 2013:	$141,669,166	$324,237	$93,631,084	$3,506,520	$7,871,863

Investment Income:
Reinvested Dividends	4,239,469	7,471	2,381,885	85,025	86,258
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,522,341	4,109	1,627,673	50,879	56,142

Net Investment Income (Loss)	1,717,128	3,362	754,212	34,146	30,116
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	1,274,386	(10,171)	128,944	161,719	490,561

Net Realized Capital Gains (Losses) on Investments	1,274,386	(10,171)	128,944	161,719	490,561
Net Change in Unrealized Appreciation (Depreciation)	16,951,756	59,213	16,817,620	719,084	470,439

Net Gain (Loss) on Investment	18,226,142	49,042	16,946,564	880,803	961,000
Net Increase (Decrease) in Net Assets Resulting from Operations	19,943,270	52,404	17,700,776	914,949	991,116

Increase (Decrease) in Net Assets from Contract Transactions	60,345,441	(101,544)	17,126,498	(582,481)	(4,648,941)

Total Increase (Decrease) in Net Assets	80,288,711	(49,140)	34,827,274	332,468	(3,657,825)

Net Assets as of December 31, 2013:	$221,957,877	$275,097	$128,458,358	$3,838,988	$4,214,038

Investment Income:
Reinvested Dividends	5,565,720	9,041	3,602,169	52,228	63,384
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,604,121	4,120	2,041,250	53,763	73,581

Net Investment Income (Loss)	1,961,599	4,921	1,560,919	(1,535)	(10,197)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	2,507,450	1,432	2,945,608	202,293	137,204

Net Realized Capital Gains (Losses) on Investments	2,507,450	1,432	2,945,608	202,293	137,204
Net Change in Unrealized Appreciation (Depreciation)	(1,173,145)	(2,108)	(3,089,580)	196,096	374,397

Net Gain (Loss) on Investment	1,334,305	(676)	(143,972)	398,389	511,601
Net Increase (Decrease) in Net Assets Resulting from Operations	3,295,904	4,245	1,416,947	396,854	501,404

Increase (Decrease) in Net Assets from Contract Transactions	64,403,678	58,212	21,335,353	(391,192)	1,296,826

Total Increase (Decrease) in Net Assets	67,699,582	62,457	22,752,300	5,662	1,798,230

Net Assets as of December 31, 2014:	$289,657,459	$337,554	$151,210,658	$3,844,650	$6,012,268

See Accompanying Notes.

(1)	See Footnote 1

16

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA BlackRock Global Allocation Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount	TA Clarion Global Real Estate Securities Initial Class Subaccount	TA Clarion Global Real Estate Securities Service Class Subaccount	TA International Moderate Growth Service Class Subaccount
Net Assets as of January 1, 2013:	$45,873,956	$35,871,490	$51,946	$2,269,443	$17,563,626

Investment Income:
Reinvested Dividends	577,040	713,101	2,900	163,908	425,752
Investment Expense:
Mortality and Expense Risk and Administrative Charges	752,118	735,536	708	43,941	335,276

Net Investment Income (Loss)	(175,078)	(22,435)	2,192	119,967	90,476
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	424,029	834,015	—	—	—
Realized Gain (Loss) on Investments	455,167	562,629	(1,106)	18,647	534,246

Net Realized Capital Gains (Losses) on Investments	879,196	1,396,644	(1,106)	18,647	534,246
Net Change in Unrealized Appreciation (Depreciation)	5,356,181	3,895,692	277	(87,888)	1,748,027

Net Gain (Loss) on Investment	6,235,377	5,292,336	(829)	(69,241)	2,282,273
Net Increase (Decrease) in Net Assets Resulting from Operations	6,060,299	5,269,901	1,363	50,726	2,372,749

Increase (Decrease) in Net Assets from Contract Transactions	4,054,636	25,350,777	(788)	1,043,203	7,843,238

Total Increase (Decrease) in Net Assets	10,114,935	30,620,678	575	1,093,929	10,215,987

Net Assets as of December 31, 2013:	$55,988,891	$66,492,168	$52,521	$3,363,372	$27,779,613

Investment Income:
Reinvested Dividends	990,381	1,018,571	567	60,336	689,698
Investment Expense:
Mortality and Expense Risk and Administrative Charges	838,683	1,112,855	536	68,067	471,258

Net Investment Income (Loss)	151,698	(94,284)	31	(7,731)	218,440
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,604,248	1,611,329	—	—	—
Realized Gain (Loss) on Investments	760,160	614,488	(4,693)	61,139	305,265

Net Realized Capital Gains (Losses) on Investments	2,364,408	2,225,817	(4,693)	61,139	305,265
Net Change in Unrealized Appreciation (Depreciation)	(2,405,436)	637,535	8,437	400,489	(1,262,903)

Net Gain (Loss) on Investment	(41,028)	2,863,352	3,744	461,628	(957,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	110,670	2,769,068	3,775	453,897	(739,198)

Increase (Decrease) in Net Assets from Contract Transactions	700,834	18,325,614	(17,393)	1,646,270	8,350,794

Total Increase (Decrease) in Net Assets	811,504	21,094,682	(13,618)	2,100,167	7,611,596

Net Assets as of December 31, 2014:	$56,800,395	$87,586,850	$38,903	$5,463,539	$35,391,209

See Accompanying Notes.

(1)	See Footnote 1

17

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Janus Balanced Service Class Subaccount	TA Jennison Growth Initial Class Subaccount	TA Jennison Growth Service Class Subaccount	TA JPMorgan Core Bond Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount
Net Assets as of January 1, 2013:	$3,462,061	$1,840,076	$5,977,859	$4,541,364	$442,008

Investment Income:
Reinvested Dividends	64,920	5,017	5,054	174,008	3,135
Investment Expense:
Mortality and Expense Risk and Administrative Charges	120,659	26,260	110,679	87,227	6,609

Net Investment Income (Loss)	(55,739)	(21,243)	(105,625)	86,781	(3,474)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	144,820	595,769	—	3,263
Realized Gain (Loss) on Investments	111,871	86,102	46,897	408	11,910

Net Realized Capital Gains (Losses) on Investments	111,871	230,922	642,666	408	15,173
Net Change in Unrealized Appreciation (Depreciation)	1,286,893	378,476	1,746,475	(294,370)	116,282

Net Gain (Loss) on Investment	1,398,764	609,398	2,389,141	(293,962)	131,455
Net Increase (Decrease) in Net Assets Resulting from Operations	1,343,025	588,155	2,283,516	(207,181)	127,981

Increase (Decrease) in Net Assets from Contract Transactions	10,792,098	(339,897)	1,031,326	3,075,436	(28,607)

Total Increase (Decrease) in Net Assets	12,135,123	248,258	3,314,842	2,868,255	99,374

Net Assets as of December 31, 2013:	$15,597,184	$2,088,334	$9,292,701	$7,409,619	$541,382

Investment Income:
Reinvested Dividends	168,708	—	—	223,724	4,292
Investment Expense:
Mortality and Expense Risk and Administrative Charges	353,399	28,852	163,212	168,099	7,420

Net Investment Income (Loss)	(184,691)	(28,852)	(163,212)	55,625	(3,128)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	222,487	1,257,226	—	37,820
Realized Gain (Loss) on Investments	236,937	109,430	101,692	(16,983)	26,887

Net Realized Capital Gains (Losses) on Investments	236,937	331,917	1,358,918	(16,983)	64,707
Net Change in Unrealized Appreciation (Depreciation)	1,545,096	(129,077)	(317,933)	334,264	1,424

Net Gain (Loss) on Investment	1,782,033	202,840	1,040,985	317,281	66,131
Net Increase (Decrease) in Net Assets Resulting from Operations	1,597,342	173,988	877,773	372,906	63,003

Increase (Decrease) in Net Assets from Contract Transactions	18,184,001	(187,758)	2,647,641	7,415,662	51,070

Total Increase (Decrease) in Net Assets	19,781,343	(13,770)	3,525,414	7,788,568	114,073

Net Assets as of December 31, 2014:	$35,378,527	$2,074,564	$12,818,115	$15,198,187	$655,455

See Accompanying Notes.

(1)	See Footnote 1

18

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Legg Mason Dynamic Allocation - Balanced Service Class Subaccount	TA Legg Mason Dynamic Allocation - Growth Service Class Subaccount
Net Assets as of January 1, 2013:	$192,454	$5,704,726	$15,073,054	$4,653,300	$2,801,716

Investment Income:
Reinvested Dividends	1,629	30,338	239,660	34,428	21,640
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,690	115,575	320,592	197,920	139,000

Net Investment Income (Loss)	(3,061)	(85,237)	(80,932)	(163,492)	(117,360)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,170	95,837	—	6,235	2,198
Realized Gain (Loss) on Investments	20,848	344,067	216,186	62,178	44,121

Net Realized Capital Gains (Losses) on Investments	23,018	439,904	216,186	68,413	46,319
Net Change in Unrealized Appreciation (Depreciation)	53,745	1,514,614	707,281	1,173,304	1,370,590

Net Gain (Loss) on Investment	76,763	1,954,518	923,467	1,241,717	1,416,909
Net Increase (Decrease) in Net Assets Resulting from Operations	73,702	1,869,281	842,535	1,078,225	1,299,549

Increase (Decrease) in Net Assets from Contract Transactions	182,768	2,912,350	14,879,363	21,238,926	15,969,642

Total Increase (Decrease) in Net Assets	256,470	4,781,631	15,721,898	22,317,151	17,269,191

Net Assets as of December 31, 2013:	$448,924	$10,486,357	$30,794,952	$26,970,451	$20,070,907

Investment Income:
Reinvested Dividends	11,177	102,127	383,610	266,350	160,560
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,133	249,160	564,324	543,446	387,286

Net Investment Income (Loss)	(13,956)	(147,033)	(180,714)	(277,096)	(226,726)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	118,681	1,038,487	—	—	—
Realized Gain (Loss) on Investments	6,432	493,752	209,848	297,456	174,844

Net Realized Capital Gains (Losses) on Investments	125,113	1,532,239	209,848	297,456	174,844
Net Change in Unrealized Appreciation (Depreciation)	67,870	710,383	1,817,976	2,738,599	1,898,961

Net Gain (Loss) on Investment	192,983	2,242,622	2,027,824	3,036,055	2,073,805
Net Increase (Decrease) in Net Assets Resulting from Operations	179,027	2,095,589	1,847,110	2,758,959	1,847,079

Increase (Decrease) in Net Assets from Contract Transactions	1,471,282	7,865,506	18,509,187	27,557,263	19,608,482

Total Increase (Decrease) in Net Assets	1,650,309	9,961,095	20,356,297	30,316,222	21,455,561

Net Assets as of December 31, 2014:	$2,099,233	$20,447,452	$51,151,249	$57,286,673	$41,526,468

See Accompanying Notes.

(1)	See Footnote 1

19

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Market Participation Strategy Service Class Subaccount	TA MFS International Equity Initial Class Subaccount	TA MFS International Equity Service Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount
Net Assets as of January 1, 2013:	$720,954	$62,062	$1,119,091	$28,219	$630,426

Investment Income:
Reinvested Dividends	—	771	20,377	229	3,919
Investment Expense:
Mortality and Expense Risk and Administrative Charges	72,098	920	25,597	462	11,561

Net Investment Income (Loss)	(72,098)	(149)	(5,220)	(233)	(7,642)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	507	—	—	150	3,431
Realized Gain (Loss) on Investments	31,824	157	63,416	74	515

Net Realized Capital Gains (Losses) on Investments	32,331	157	63,416	224	3,946
Net Change in Unrealized Appreciation (Depreciation)	797,789	10,209	219,257	13,027	308,528

Net Gain (Loss) on Investment	830,120	10,366	282,673	13,251	312,474
Net Increase (Decrease) in Net Assets Resulting from Operations	758,022	10,217	277,453	13,018	304,832

Increase (Decrease) in Net Assets from Contract Transactions	10,913,871	(17)	1,002,415	(58)	117,607

Total Increase (Decrease) in Net Assets	11,671,893	10,200	1,279,868	12,960	422,439

Net Assets as of December 31, 2013:	$12,392,847	$72,262	$2,398,959	$41,179	$1,052,865

Investment Income:
Reinvested Dividends	—	681	30,634	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	272,310	985	48,921	687	19,770

Net Investment Income (Loss)	(272,310)	(304)	(18,287)	(687)	(19,770)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	271,099	—	—	967	31,606
Realized Gain (Loss) on Investments	114,717	141	39,280	251	71,278

Net Realized Capital Gains (Losses) on Investments	385,816	141	39,280	1,218	102,884
Net Change in Unrealized Appreciation (Depreciation)	1,470,024	(4,521)	(294,808)	1,441	(20,576)

Net Gain (Loss) on Investment	1,855,840	(4,380)	(255,528)	2,659	82,308
Net Increase (Decrease) in Net Assets Resulting from Operations	1,583,530	(4,684)	(273,815)	1,972	62,538

Increase (Decrease) in Net Assets from Contract Transactions	13,884,872	(15)	1,569,946	27,230	346,482

Total Increase (Decrease) in Net Assets	15,468,402	(4,699)	1,296,131	29,202	409,020

Net Assets as of December 31, 2014:	$27,861,249	$67,563	$3,695,090	$70,381	$1,461,885

See Accompanying Notes.

(1)	See Footnote 1

20

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Morgan Stanley Mid-Cap Growth Initial Class Subaccount	TA Morgan Stanley Mid- Cap Growth Service Class Subaccount	TA Multi- Managed Balanced Initial Class Subaccount	TA Multi- Managed Balanced Service Class Subaccount	TA Multi- Manager Alt Strategies Service Class Subaccount(1)
Net Assets as of January 1, 2013:	$41,828	$2,936,120	$39,897	$4,481,180	$—

Investment Income:
Reinvested Dividends	394	20,823	691	86,886	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	664	53,137	602	81,538	3

Net Investment Income (Loss)	(270)	(32,314)	89	5,348	(3)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	986	71,658	1,418	200,453	—
Realized Gain (Loss) on Investments	1,092	313,859	44	33,082	—

Net Realized Capital Gains (Losses) on Investments	2,078	385,517	1,462	233,535	—
Net Change in Unrealized Appreciation (Depreciation)	13,408	731,060	5,017	583,968	119

Net Gain (Loss) on Investment	15,486	1,116,577	6,479	817,503	119
Net Increase (Decrease) in Net Assets Resulting from Operations	15,216	1,084,263	6,568	822,851	116

Increase (Decrease) in Net Assets from Contract Transactions	(2,138)	(652,816)	—	1,402,187	6,000

Total Increase (Decrease) in Net Assets	13,078	431,447	6,568	2,225,038	6,116

Net Assets as of December 31, 2013:	$54,906	$3,367,567	$46,465	$6,706,218	$6,116

Investment Income:
Reinvested Dividends	—	—	670	103,496	158
Investment Expense:
Mortality and Expense Risk and Administrative Charges	693	54,455	673	116,132	226

Net Investment Income (Loss)	(693)	(54,455)	(3)	(12,636)	(68)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,458	262,677	2,837	514,283	171
Realized Gain (Loss) on Investments	3,852	168,938	88	87,707	(160)

Net Realized Capital Gains (Losses) on Investments	7,310	431,615	2,925	601,990	11
Net Change in Unrealized Appreciation (Depreciation)	(7,372)	(444,828)	1,390	136,219	222

Net Gain (Loss) on Investment	(62)	(13,213)	4,315	738,209	233
Net Increase (Decrease) in Net Assets Resulting from Operations	(755)	(67,668)	4,312	725,573	165

Increase (Decrease) in Net Assets from Contract Transactions	(12,521)	858,793	—	2,718,389	23,750

Total Increase (Decrease) in Net Assets	(13,276)	791,125	4,312	3,443,962	23,915

Net Assets as of December 31, 2014:	$41,630	$4,158,692	$50,777	$10,150,180	$30,031

See Accompanying Notes.

(1)	See Footnote 1

21

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA PIMCO Tactical- Balanced Service Class	TA PIMCO Tactical- Conservative Service Class	TA PIMCO Tactical- Growth Service Class	TA PIMCO Total Return Initial Class	TA PIMCO Total Return Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$3,358,618	$1,613,212	$1,512,853	$555,485	$59,123,962

Investment Income:
Reinvested Dividends	57,802	23,243	36,190	9,390	1,369,623
Investment Expense:
Mortality and Expense Risk and Administrative Charges	125,142	45,028	63,235	6,834	962,294

Net Investment Income (Loss)	(67,340)	(21,785)	(27,045)	2,556	407,329
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	5,337	857,153
Realized Gain (Loss) on Investments	13,620	(28,265)	(11,855)	9,020	(263,240)

Net Realized Capital Gains (Losses) on Investments	13,620	(28,265)	(11,855)	14,357	593,913
Net Change in Unrealized Appreciation (Depreciation)	921,589	246,102	666,793	(38,005)	(3,795,266)

Net Gain (Loss) on Investment	935,209	217,837	654,938	(23,648)	(3,201,353)
Net Increase (Decrease) in Net Assets Resulting from Operations	867,869	196,052	627,893	(21,092)	(2,794,024)

Increase (Decrease) in Net Assets from Contract Transactions	12,154,559	3,050,528	5,913,948	(114,136)	9,116,137

Total Increase (Decrease) in Net Assets	13,022,428	3,246,580	6,541,841	(135,228)	6,322,113

Net Assets as of December 31, 2013:	$16,381,046	$4,859,792	$8,054,694	$420,257	$65,446,075

Investment Income:
Reinvested Dividends	233,427	90,842	203,636	7,169	1,158,367
Investment Expense:
Mortality and Expense Risk and Administrative Charges	312,024	95,657	160,379	5,476	995,391

Net Investment Income (Loss)	(78,597)	(4,815)	43,257	1,693	162,976
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	754,406	155,416	354,150	—	—
Realized Gain (Loss) on Investments	109,703	39,440	72,975	(155)	(461,085)

Net Realized Capital Gains (Losses) on Investments	864,109	194,856	427,125	(155)	(461,085)
Net Change in Unrealized Appreciation (Depreciation)	629,727	283,488	78,241	11,210	2,177,241

Net Gain (Loss) on Investment	1,493,836	478,344	505,366	11,055	1,716,156
Net Increase (Decrease) in Net Assets Resulting from Operations	1,415,239	473,529	548,623	12,748	1,879,132

Increase (Decrease) in Net Assets from Contract Transactions	12,311,410	4,669,462	7,378,295	(42,240)	690,615

Total Increase (Decrease) in Net Assets	13,726,649	5,142,991	7,926,918	(29,492)	2,569,747

Net Assets as of December 31, 2014:	$30,107,695	$10,002,783	$15,981,612	$390,765	$68,015,822

See Accompanying Notes.

(1)	See Footnote 1

22

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA PineBridge Inflation Opportunities Service Class	TA ProFunds UltraBear Service Class (OAM)	TA Systematic Small/Mid Cap Value Initial Class	TA Systematic Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$15,370,289	$3,953,441	$3,142,391	$2,533,553	$257,578

Investment Income:
Reinvested Dividends	54,131	—	14,135	9,500	206
Investment Expense:
Mortality and Expense Risk and Administrative Charges	234,560	15,674	46,531	44,637	4,053

Net Investment Income (Loss)	(180,429)	(15,674)	(32,396)	(35,137)	(3,847)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	585,289	—	6,798	6,501	11,933
Realized Gain (Loss) on Investments	(279,638)	(1,282,698)	142,239	(123,183)	5,080

Net Realized Capital Gains (Losses) on Investments	305,651	(1,282,698)	149,037	(116,682)	17,013
Net Change in Unrealized Appreciation (Depreciation)	(2,063,940)	398,138	881,065	1,054,072	88,673

Net Gain (Loss) on Investment	(1,758,289)	(884,560)	1,030,102	937,390	105,686
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,938,718)	(900,234)	997,706	902,253	101,839

Increase (Decrease) in Net Assets from Contract Transactions	1,047,298	(2,627,364)	(528,266)	620,933	(27,491)

Total Increase (Decrease) in Net Assets	(891,420)	(3,527,598)	469,440	1,523,186	74,348

Net Assets as of December 31, 2013:	$14,478,869	$425,843	$3,611,831	$4,056,739	$331,926

Investment Income:
Reinvested Dividends	45,595	—	27,005	34,535	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	216,971	5,554	47,042	79,479	4,291

Net Investment Income (Loss)	(171,376)	(5,554)	(20,037)	(44,944)	(4,291)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	288,305	482,606	9,235
Realized Gain (Loss) on Investments	(305,178)	(106,379)	117,178	112,969	23,980

Net Realized Capital Gains (Losses) on Investments	(305,178)	(106,379)	405,483	595,575	33,215
Net Change in Unrealized Appreciation (Depreciation)	730,140	(14,310)	(253,920)	(362,527)	(14,983)

Net Gain (Loss) on Investment	424,962	(120,689)	151,563	233,048	18,232
Net Increase (Decrease) in Net Assets Resulting from Operations	253,586	(126,243)	131,526	188,104	13,941

Increase (Decrease) in Net Assets from Contract Transactions	(61,274)	90,486	(412,560)	3,360,667	(50,033)

Total Increase (Decrease) in Net Assets	192,312	(35,757)	(281,034)	3,548,771	(36,092)

Net Assets as of December 31, 2014:	$14,671,181	$390,086	$3,330,797	$7,605,510	$295,834

See Accompanying Notes.

(1)	See Footnote 1

23

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA T. Rowe Price Small Cap Service Class	TA Torray Concentrated Growth Initial Class	TA Torray Concentrated Growth Service Class	TA TS&W International Equity Initial Class	TA TS&W International Equity Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$7,692,095	$1,719,363	$4,696,125	$1,054,272	$520,759

Investment Income:
Reinvested Dividends	—	16,935	49,467	24,084	18,600
Investment Expense:
Mortality and Expense Risk and Administrative Charges	153,192	23,889	92,866	14,585	12,136

Net Investment Income (Loss)	(153,192)	(6,954)	(43,399)	9,499	6,464
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	457,749	—	—	—	—
Realized Gain (Loss) on Investments	285,770	143,502	81,123	72,817	20,235

Net Realized Capital Gains (Losses) on Investments	743,519	143,502	81,123	72,817	20,235
Net Change in Unrealized Appreciation (Depreciation)	2,916,822	334,277	1,636,683	132,782	137,789

Net Gain (Loss) on Investment	3,660,341	477,779	1,717,806	205,599	158,024
Net Increase (Decrease) in Net Assets Resulting from Operations	3,507,149	470,825	1,674,407	215,098	164,488

Increase (Decrease) in Net Assets from Contract Transactions	2,883,269	(417,249)	1,385,084	(185,014)	466,246

Total Increase (Decrease) in Net Assets	6,390,418	53,576	3,059,491	30,084	630,734

Net Assets as of December 31, 2013:	$14,082,513	$1,772,939	$7,755,616	$1,084,356	$1,151,493

Investment Income:
Reinvested Dividends	—	14,762	62,843	24,916	33,458
Investment Expense:
Mortality and Expense Risk and Administrative Charges	266,151	23,772	135,069	14,481	22,251

Net Investment Income (Loss)	(266,151)	(9,010)	(72,226)	10,435	11,207
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	624,701	246,578	1,355,307	—	—
Realized Gain (Loss) on Investments	350,803	62,632	116,957	15,966	38,301

Net Realized Capital Gains (Losses) on Investments	975,504	309,210	1,472,264	15,966	38,301
Net Change in Unrealized Appreciation (Depreciation)	226,525	(162,325)	(689,661)	(90,914)	(160,979)

Net Gain (Loss) on Investment	1,202,029	146,885	782,603	(74,948)	(122,678)
Net Increase (Decrease) in Net Assets Resulting from Operations	935,878	137,875	710,377	(64,513)	(111,471)

Increase (Decrease) in Net Assets from Contract Transactions	7,403,140	(145,117)	1,452,993	(133,123)	670,182

Total Increase (Decrease) in Net Assets	8,339,018	(7,242)	2,163,370	(197,636)	558,711

Net Assets as of December 31, 2014:	$22,421,531	$1,765,697	$9,918,986	$886,720	$1,710,204

See Accompanying Notes.

(1)	See Footnote 1

24

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Vanguard ETF - Balanced Service Class	TA Vanguard ETF - Conservative Service Class	TA Vanguard ETF - Growth Service Class	TA Voya Balanced Allocation Service Class	TA Voya Conservative Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)
Net Assets as of January 1, 2013:	$103,256,948	$37,084,247	$84,454,388	$—	$—

Investment Income:
Reinvested Dividends	1,721,029	625,785	1,799,694	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,995,484	610,343	1,891,649	107	105

Net Investment Income (Loss)	(274,455)	15,442	(91,955)	(107)	(105)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,132,595	704,535	2,906,667	—	—
Realized Gain (Loss) on Investments	1,474,956	719,812	1,448,991	4	—

Net Realized Capital Gains (Losses) on Investments	3,607,551	1,424,347	4,355,658	4	—
Net Change in Unrealized Appreciation (Depreciation)	11,032,594	1,194,945	16,567,921	978	578

Net Gain (Loss) on Investment	14,640,145	2,619,292	20,923,579	982	578
Net Increase (Decrease) in Net Assets Resulting from Operations	14,365,690	2,634,734	20,831,624	875	473

Increase (Decrease) in Net Assets from Contract Transactions	91,850,154	12,742,756	91,181,631	15,034	15,356

Total Increase (Decrease) in Net Assets	106,215,844	15,377,490	112,013,255	15,909	15,829

Net Assets as of December 31, 2013:	$209,472,792	$52,461,737	$196,467,643	$15,909	$15,829

Investment Income:
Reinvested Dividends	2,612,657	770,760	2,709,397	147	168
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,655,623	827,573	3,590,656	206	206

Net Investment Income (Loss)	(1,042,966)	(56,813)	(881,259)	(59)	(38)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,228,312	1,867,213	15,140,745	142	126
Realized Gain (Loss) on Investments	1,710,443	369,297	1,828,570	26	7

Net Realized Capital Gains (Losses) on Investments	9,938,755	2,236,510	16,969,315	168	133
Net Change in Unrealized Appreciation (Depreciation)	(987,148)	8,429	(10,301,739)	(183)	(282)

Net Gain (Loss) on Investment	8,951,607	2,244,939	6,667,576	(15)	(149)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,908,641	2,188,126	5,786,317	(74)	(187)

Increase (Decrease) in Net Assets from Contract Transactions	124,770,860	23,271,473	124,578,348	221	361

Total Increase (Decrease) in Net Assets	132,679,501	25,459,599	130,364,665	147	174

Net Assets as of December 31, 2014:	$342,152,293	$77,921,336	$326,832,308	$16,056	$16,003

See Accompanying Notes.

(1)	See Footnote 1

25

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Voya Intermediate Bond Service Class	TA Voya Large Cap Growth Service Class	TA Voya Limited Maturity Bond Service Class	TA Voya Mid Cap Opportunities Service Class	TA Voya Moderate Growth Allocation Service Class
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Net Assets as of January 1, 2013:	$—	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	316	—	—

Net Investment Income (Loss)	—	—	(316)	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	(3)	5	—	5	5

Net Realized Capital Gains (Losses) on Investments	(3)	5	—	5	5
Net Change in Unrealized Appreciation (Depreciation)	—	—	132	—	—

Net Gain (Loss) on Investment	(3)	5	132	5	5
Net Increase (Decrease) in Net Assets Resulting from Operations	(3)	5	(184)	5	5

Increase (Decrease) in Net Assets from Contract Transactions	3	(5)	46,839	(5)	(5)

Total Increase (Decrease) in Net Assets	—	—	46,655	—	—

Net Assets as of December 31, 2013:	$—	$—	$46,655	$—	$—

Investment Income:
Reinvested Dividends	—	—	78	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	614	—	—

Net Investment Income (Loss)	—	—	(536)	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	—	—	4	—	—

Net Realized Capital Gains (Losses) on Investments	—	—	4	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	41	—	—

Net Gain (Loss) on Investment	—	—	45	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	(491)	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	1,369	—	—

Total Increase (Decrease) in Net Assets	—	—	878	—	—

Net Assets as of December 31, 2014:	$—	$—	$47,533	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

26

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA WMC US Growth Initial Class	TA WMC US Growth Service Class	Vanguard® Equity Index	Vanguard® International	Vanguard® Mid-Cap Index
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount(1)
Net Assets as of January 1, 2013:	$2,886,812	$1,097,644	$—	$—	$—

Investment Income:
Reinvested Dividends	31,878	12,666	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42,349	21,620	—	—	—

Net Investment Income (Loss)	(10,471)	(8,954)	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	41,949	61,466	1	1	1

Net Realized Capital Gains (Losses) on Investments	41,949	61,466	1	1	1
Net Change in Unrealized Appreciation (Depreciation)	789,789	350,681	—	—	—

Net Gain (Loss) on Investment	831,738	412,147	1	1	1
Net Increase (Decrease) in Net Assets Resulting from Operations	821,267	403,193	1	1	1

Increase (Decrease) in Net Assets from Contract Transactions	(430,772)	360,575	(1)	(1)	(1)

Total Increase (Decrease) in Net Assets	390,495	763,768	—	—	—

Net Assets as of December 31, 2013:	$3,277,307	$1,861,412	$—	$—	$—

Investment Income:
Reinvested Dividends	27,267	15,864	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	43,186	33,274	—	—	—

Net Investment Income (Loss)	(15,919)	(17,410)	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	110,149	85,525	—	—	—
Realized Gain (Loss) on Investments	131,294	99,839	—	—	—

Net Realized Capital Gains (Losses) on Investments	241,443	185,364	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	52,260	43,109	—	—	—

Net Gain (Loss) on Investment	293,703	228,473	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	277,784	211,063	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	(513,339)	837,147	—	—	—

Total Increase (Decrease) in Net Assets	(235,555)	1,048,210	—	—	—

Net Assets as of December 31, 2014:	$3,041,752	$2,909,622	$—	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

27

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	Vanguard® REIT Index	Vanguard® Short-Term Investment Grade	Vanguard® Total Bond Market Index	Wanger International	Wanger USA
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Net Assets as of January 1, 2013:	$—	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—	—	—

Net Investment Income (Loss)	—	—	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	(1)	—	(1)	—	2

Net Realized Capital Gains (Losses) on Investments	(1)	—	(1)	—	2
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	—	—

Net Gain (Loss) on Investment	(1)	—	(1)	—	2
Net Increase (Decrease) in Net Assets Resulting from Operations	(1)	—	(1)	—	2

Increase (Decrease) in Net Assets from Contract Transactions	1	—	1	—	(2)

Total Increase (Decrease) in Net Assets	—	—	—	—	—

Net Assets as of December 31, 2013:	$—	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—	—	—

Net Investment Income (Loss)	—	—	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	—	—	—	—	—

Net Realized Capital Gains (Losses) on Investments	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	—	—

Net Gain (Loss) on Investment	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	—	—

Total Increase (Decrease) in Net Assets	—	—	—	—	—

Net Assets as of December 31, 2014:	$—	$—	$—	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

28

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Accont VA BNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Landmark NY Variable Annuity, Transamerica Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM NY Variable Annuity, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Income EliteSM II, Transamerica Advisor Elite II, Transamerica Variable Annuity O-Share, Transamerica LibertySM NY Variable Annuity, Transamerica AxiomSM NY Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Income EliteSM Variable Annuity.

The TA Profunds UltraBear-Open Allocation Method-Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AllianceBernstein Variable Products Series Fund, Inc.	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Balanced Wealth Strategy Class B Shares	AllianceBernstein Balanced Wealth Strategy Portfolio Class B Shares
AllianceBernstein Growth and Income Class B Shares	AllianceBernstein Growth and Income Portfolio Class B Shares
AllianceBernstein Large Cap Growth Class B Shares	AllianceBernstein Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation Class 4 Shares	Franklin Founding Funds Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares

29

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
GE Investments Funds, Inc.	GE Investments Funds, Inc.
GE Investments Total Return Class 3 Shares	GE Investments Total Return Fund Class 3 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Invesco V.I. Value Opportunities Series II Shares	Invesco V.I. Value Opportunities Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Aspen - Enterprise Service Shares	Janus Aspen - Enterprise Portfolio Service Shares
Janus Aspen - Global Research Service Shares	Janus Aspen - Global Research Portfolio Service Shares
Janus Aspen - Perkins Mid Cap Value Service Shares	Janus Aspen - Perkins Mid Cap Value Portfolio Service Shares
JPMorgan Insurance Trust	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Class 1 Shares	JPMorgan Insurance Trust Core Bond Class 1 Shares
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	JPMorgan Insurance Trust Small Cap Core Class 1 Shares
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	JPMorgan Insurance Trust U.S. Equity Class 1 Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Service Class
MFS® Total Return Service Class	MFS® Total Return Service Class
Transamerica Series Trust	Transamerica Series Trust
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Money Market Initial Class	Transamerica Aegon Money Market VP Initial Class
TA Aegon Money Market Service Class	Transamerica Aegon Money Market VP Service Class
TA Aegon Tactical Vanguard ETF - Balanced Service Class	Transamerica Aegon Active Asset Allocation - Moderate VP Service Class
TA Aegon Tactical Vanguard ETF - Conservative Service Class	Transamerica Aegon Active Asset Allocation - Conservative VP Service Class
TA Aegon Tactical Vanguard ETF - Growth Service Class	Transamerica Aegon Active Asset Allocation - Moderate Growth VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA AllianceBernstein Dynamic Allocation Initial Class	Transamerica AllianceBernstein Dynamic Allocation VP Initial Class
TA AllianceBernstein Dynamic Allocation Service Class	Transamerica AllianceBernstein Dynamic Allocation VP Service Class
TA Asset Allocation - Conservative Initial Class	Transamerica Asset Allocation - Conservative VP Initial Class
TA Asset Allocation - Conservative Service Class	Transamerica Asset Allocation - Conservative VP Service Class
TA Asset Allocation - Growth Initial Class	Transamerica Asset Allocation - Growth VP Initial Class
TA Asset Allocation - Growth Service Class	Transamerica Asset Allocation - Growth VP Service Class
TA Asset Allocation - Moderate Initial Class	Transamerica Asset Allocation - Moderate VP Initial Class
TA Asset Allocation - Moderate Service Class	Transamerica Asset Allocation - Moderate VP Service Class
TA Asset Allocation - Moderate Growth Initial Class	Transamerica Asset Allocation - Moderate Growth VP Initial Class
TA Asset Allocation - Moderate Growth Service Class	Transamerica Asset Allocation - Moderate Growth VP Service Class
TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class
TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class
TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Clarion Global Real Estate Securities Initial Class	Transamerica Clarion Global Real Estate Securities VP Initial Class

30

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Clarion Global Real Estate Securities Service Class	Transamerica Clarion Global Real Estate Securities VP Service Class
TA International Moderate Growth Service Class	Transamerica International Moderate Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class
TA Jennison Growth Service Class	Transamerica Jennison Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA MFS International Equity Initial Class	Transamerica MFS International Equity VP Initial Class
TA MFS International Equity Service Class	Transamerica MFS International Equity VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Morgan Stanley Mid-Cap Growth Initial Class	Transamerica Morgan Stanley Mid-Cap Growth VP Initial Class
TA Morgan Stanley Mid-Cap Growth Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Multi-Manager Alt Strategies Service Class	Transamerica Multi-Manager Alt Strategies VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA Systematic Small/Mid Cap Value Initial Class	Transamerica Systematic Small/Mid Cap Value VP Initial Class
TA Systematic Small/Mid Cap Value Service Class	Transamerica Systematic Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA Torray Concentrated Growth Initial Class	Transamerica Torray Concentrated Growth VP Initial Class
TA Torray Concentrated Growth Service Class	Transamerica Torray Concentrated Growth VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA Vanguard ETF - Balanced Service Class	Transamerica Vanguard ETF - Balanced VP Service Class
TA Vanguard ETF - Conservative Service Class	Transamerica Vanguard ETF - Conservative VP Service Class
TA Vanguard ETF - Growth Service Class	Transamerica Vanguard ETF - Growth VP Service Class
TA Voya Balanced Allocation Service Class	Transamerica Voya Balanced Allocation VP Service Class
TA Voya Conservative Allocation Service Class	Transamerica Voya Conservative Allocation VP Service Class
TA Voya Intermediate Bond Service Class	Transamerica Voya Intermediate Bond VP Service Class
TA Voya Large Cap Growth Service Class	Transamerica Voya Large Cap Growth VP Service Class

31

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Voya Limited Maturity Bond Service Class	Transamerica Voya Limited Maturity Bond VP Service Class
TA Voya Mid Cap Opportunities Service Class	Transamerica Voya Mid Cap Opportunities VP Service Class
TA Voya Moderate Growth Allocation Service Class	Transamerica Voya Moderate Growth Allocation VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® REIT Index	Vanguard® REIT Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Multi-Manager Alt Strategies Service Class	November 4, 2013
Fidelity® VIP Contrafund® Initial Class	May 1, 2013
Fidelity® VIP Mid Cap Initial Class	May 1, 2013
Fidelity® VIP Value Strategies Initial Class	May 1, 2013
TA Voya Balanced Allocation Service Class	May 1, 2013
TA Voya Conservative Allocation Service Class	May 1, 2013
TA Voya Intermediate Bond Service Class	May 1, 2013
TA Voya Large Cap Growth Service Class	May 1, 2013
TA Voya Limited Maturity Bond Service Class	May 1, 2013
TA Voya Mid Cap Opportunities Service Class	May 1, 2013
TA Voya Moderate Growth Allocation Service Class	May 1, 2013
Vanguard® Equity Index	May 1, 2013
Vanguard® International	May 1, 2013
Vanguard® Mid-Cap Index	May 1, 2013
Vanguard® REIT Index	May 1, 2013
Vanguard® Short-Term Investment Grade	May 1, 2013
Vanguard® Total Bond Market Index	May 1, 2013
Wanger International	May 1, 2013
Wanger USA	May 1, 2013
TA Market Participation Strategy Service Class	September 17, 2012
TA Legg Mason Dynamic Allocation - Balanced Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation - Growth Service Class	May 1, 2012
Invesco V.I. American Franchise Series II Shares	April 27, 2012
TA Aegon Tactical Vanguard ETF - Balanced Service Class	May 2, 2011
TA Aegon Tactical Vanguard ETF - Conservative Service Class	May 2, 2011
TA Aegon Tactical Vanguard ETF - Growth Service Class	May 2, 2011

32

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA JPMorgan Core Bond Service Class	May 2, 2011
TA JPMorgan Tactical Allocation Service Class	May 2, 2011
TA PineBridge Inflation Opportunities Service Class	May 2, 2011

The following subaccount name changes were made effective during the fiscal year ended December 31, 2014:

Subaccount	Formerly
Franklin Founding Funds Allocation Class 4 Shares	Franklin Templeton VIP Founding Funds Allocation Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Securities Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Securities Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Securities Class 2 Shares
TA PineBridge Inflation Opportunities Service Class	TA PIMCO Real Return TIPS Service Class
TA Torray Concentrated Growth Initial Class	TA BNP Paribas Large Cap Growth Initial Class
TA Torray Concentrated Growth Service Class	TA BNP Paribas Large Cap Growth Service Class
TA Voya Balanced Allocation Service Class	TA ING Balanced Allocation Service Class
TA Voya Conservative Allocation Service Class	TA ING Conservative Allocation Service Class
TA Voya Intermediate Bond Service Class	TA ING Intermediate Bond Service Class
TA Voya Large Cap Growth Service Class	TA ING Large Cap Growth Service Class
TA Voya Limited Maturity Bond Service Class	TA ING Limited Maturity Bond Service Class
TA Voya Mid Cap Opportunities Service Class	TA ING Mid Cap Opportunities Service Class
TA Voya Moderate Growth Allocation Service Class	TA ING Moderate Growth Allocation Service Class
TA WMC US Growth Initial Class	TA WMC Diversified Growth Initial Class
TA WMC US Growth Service Class	TA WMC Diversified Growth Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
TA BlackRock Tactical Allocation Service Class	TA Hanlon Income Service Class
TA Vanguard ETF - Growth Service Class	TA Vanguard ETF - Aggressive Growth Service Class

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2014.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

33

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2014 were as follows:

Subaccount	Purchases	Sales
AllianceBernstein Balanced Wealth Strategy Class B Shares	$1,746,085	$683,444
AllianceBernstein Growth and Income Class B Shares	3,711,386	754,611
AllianceBernstein Large Cap Growth Class B Shares	—	128,510
American Funds - Asset Allocation Class 2 Shares	11,756,917	4,484,517
American Funds - Bond Class 2 Shares	4,644,586	951,949
American Funds - Growth Class 2 Shares	13,463,843	894,443
American Funds - Growth-Income Class 2 Shares	10,831,271	3,052,371
American Funds - International Class 2 Shares	7,068,684	1,586,265
Fidelity® VIP Balanced Service Class 2	7,824,996	2,512,325
Fidelity® VIP Contrafund® Initial Class	—	—
Fidelity® VIP Contrafund® Service Class 2	15,344,069	1,723,436
Fidelity® VIP Equity-Income Service Class 2	42,660	132,888
Fidelity® VIP Growth Service Class 2	—	65,763
Fidelity® VIP Growth Opportunities Service Class 2	1	81
Fidelity® VIP Mid Cap Initial Class	—	—
Fidelity® VIP Mid Cap Service Class 2	10,066,091	1,228,533
Fidelity® VIP Value Strategies Initial Class	224	141
Fidelity® VIP Value Strategies Service Class 2	8,482,802	795,298
Franklin Founding Funds Allocation Class 4 Shares	280,396	1,065,406
Franklin Income Class 2 Shares	479,193	2,018,187
Franklin Mutual Shares Class 2 Shares	35,403	111,950
Franklin Templeton Foreign Class 2 Shares	61,773	500,794
GE Investments Total Return Class 3 Shares	310,640	220,063
Invesco V.I. American Franchise Series II Shares	—	5,126
Invesco V.I. Value Opportunities Series II Shares	4,690	25,013
Janus Aspen - Enterprise Service Shares	20,988	28,007
Janus Aspen - Global Research Service Shares	4,648	98,235
Janus Aspen - Perkins Mid Cap Value Service Shares	240	101
JPMorgan Insurance Trust Core Bond Class 1 Shares	36,781	83,909
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	8,333	1,765
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	583	231
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	577	1,560
MFS® New Discovery Service Class	1,233,548	4,529,441
MFS® Total Return Service Class	82,129	140,864
TA Aegon High Yield Bond Initial Class	25,999	8,227
TA Aegon High Yield Bond Service Class	1,754,580	491,041

34

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

2. Investments (continued)

Subaccount	Purchases	Sales
TA Aegon Money Market Initial Class	$77,423	$276,329
TA Aegon Money Market Service Class	105,819,502	83,755,208
TA Aegon Tactical Vanguard ETF - Balanced Service Class	44,664,010	5,708,733
TA Aegon Tactical Vanguard ETF - Conservative Service Class	9,757,861	2,968,061
TA Aegon Tactical Vanguard ETF - Growth Service Class	29,613,095	4,067,510
TA Aegon U.S. Government Securities Initial Class	21,534	38,590
TA Aegon U.S. Government Securities Service Class	50,465,238	44,258,115
TA AllianceBernstein Dynamic Allocation Initial Class	1,081	1,852
TA AllianceBernstein Dynamic Allocation Service Class	5,846,131	2,456,613
TA Asset Allocation - Conservative Initial Class	2,558	819
TA Asset Allocation - Conservative Service Class	17,449,928	9,087,157
TA Asset Allocation - Growth Initial Class	3,438	3,171
TA Asset Allocation - Growth Service Class	2,043,539	1,346,669
TA Asset Allocation - Moderate Initial Class	19,834	198,105
TA Asset Allocation - Moderate Service Class	90,623,981	24,258,765
TA Asset Allocation - Moderate Growth Initial Class	73,807	10,674
TA Asset Allocation - Moderate Growth Service Class	39,002,411	16,106,381
TA Barrow Hanley Dividend Focused Initial Class	215,254	607,969
TA Barrow Hanley Dividend Focused Service Class	1,873,783	587,152
TA BlackRock Global Allocation Service Class	9,298,406	6,841,641
TA BlackRock Tactical Allocation Service Class	26,313,240	6,470,608
TA Clarion Global Real Estate Securities Initial Class	567	17,929
TA Clarion Global Real Estate Securities Service Class	2,298,424	659,884
TA International Moderate Growth Service Class	11,609,649	3,040,510
TA Janus Balanced Service Class	19,828,285	1,828,956
TA Jennison Growth Initial Class	386,271	380,393
TA Jennison Growth Service Class	4,360,708	619,058
TA JPMorgan Core Bond Service Class	8,827,835	1,356,547
TA JPMorgan Enhanced Index Initial Class	189,789	104,027
TA JPMorgan Enhanced Index Service Class	1,664,728	88,719
TA JPMorgan Mid Cap Value Service Class	12,963,851	4,206,890
TA JPMorgan Tactical Allocation Service Class	21,776,794	3,448,296
TA Legg Mason Dynamic Allocation - Balanced Service Class	30,836,620	3,556,501
TA Legg Mason Dynamic Allocation - Growth Service Class	21,137,422	1,755,634
TA Market Participation Strategy Service Class	15,582,214	1,698,558
TA MFS International Equity Initial Class	681	1,000

35

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

2. Investments (continued)

Subaccount	Purchases	Sales
TA MFS International Equity Service Class	$2,502,592	$950,934
TA Morgan Stanley Capital Growth Initial Class	28,240	731
TA Morgan Stanley Capital Growth Service Class	652,166	293,847
TA Morgan Stanley Mid-Cap Growth Initial Class	3,459	13,216
TA Morgan Stanley Mid-Cap Growth Service Class	2,136,301	1,069,290
TA Multi-Managed Balanced Initial Class	3,507	673
TA Multi-Managed Balanced Service Class	4,322,297	1,102,260
TA Multi-Manager Alt Strategies Service Class	45,711	21,858
TA PIMCO Tactical - Balanced Service Class	14,488,810	1,501,589
TA PIMCO Tactical - Conservative Service Class	5,402,378	582,310
TA PIMCO Tactical - Growth Service Class	8,569,321	793,638
TA PIMCO Total Return Initial Class	13,247	53,793
TA PIMCO Total Return Service Class	18,566,570	17,713,008
TA PineBridge Inflation Opportunities Service Class	3,217,988	3,450,659
TA ProFunds UltraBear Service Class (OAM)	311,061	226,144
TA Systematic Small/Mid Cap Value Initial Class	370,368	514,662
TA Systematic Small/Mid Cap Value Service Class	4,539,025	740,694
TA T. Rowe Price Small Cap Initial Class	12,502	57,590
TA T. Rowe Price Small Cap Service Class	9,594,715	1,833,026
TA Torray Concentrated Growth Initial Class	286,607	194,158
TA Torray Concentrated Growth Service Class	3,312,487	576,414
TA TS&W International Equity Initial Class	24,956	147,647
TA TS&W International Equity Service Class	950,470	269,083
TA Vanguard ETF - Balanced Service Class	153,009,280	21,053,009
TA Vanguard ETF - Conservative Service Class	32,405,887	7,324,053
TA Vanguard ETF - Growth Service Class	184,663,872	45,825,931
TA Voya Balanced Allocation Service Class	664	360
TA Voya Conservative Allocation Service Class	663	214
TA Voya Intermediate Bond Service Class	—	—
TA Voya Large Cap Growth Service Class	—	—
TA Voya Limited Maturity Bond Service Class	1,473	639
TA Voya Mid Cap Opportunities Service Class	—	—
TA Voya Moderate Growth Allocation Service Class	—	—
TA WMC US Growth Initial Class	144,831	563,940
TA WMC US Growth Service Class	1,433,520	528,254
Vanguard® Equity Index	—	—

36

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

2. Investments (continued)

Subaccount	Purchases	Sales
Vanguard® International	$—	$—
Vanguard® Mid-Cap Index	—	—
Vanguard® REIT Index	—	—
Vanguard® Short-Term Investment Grade	—	—
Vanguard® Total Bond Market Index	—	—
Wanger International	—	—
Wanger USA	—	—

37

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

3. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2014			Year Ended December 31, 2013
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AllianceBernstein Balanced Wealth Strategy Class B Shares	424,121	(357,791)	66,330	106,162	90,929	197,091
AllianceBernstein Growth and Income Class B Shares	753,907	(275,044)	478,863	610,815	376,583	987,398
AllianceBernstein Large Cap Growth Class B Shares	—	(76,663)	(76,663)	—	(70,050)	(70,050)
American Funds - Asset Allocation Class 2 Shares	4,296,931	(2,469,541)	1,827,390	974,723	2,418,190	3,392,913
American Funds - Bond Class 2 Shares	1,215,398	(656,323)	559,075	1,024,424	82,503	1,106,927
American Funds - Growth Class 2 Shares	2,458,083	(293,304)	2,164,779	1,301,656	209,828	1,511,484
American Funds - Growth-Income Class 2 Shares	2,311,137	(648,798)	1,662,339	1,286,544	1,267,203	2,553,747
American Funds - International Class 2 Shares	1,664,709	(498,650)	1,166,059	1,590,059	2,585,310	4,175,369
Fidelity® VIP Balanced Service Class 2	2,221,401	(1,495,663)	725,738	506,135	(305,195)	200,940
Fidelity® VIP Contrafund® Initial Class	—	—	—	3	(3)	—
Fidelity® VIP Contrafund® Service Class 2	2,390,896	(493,654)	1,897,242	1,063,333	3,039,295	4,102,628
Fidelity® VIP Equity-Income Service Class 2	—	(67,217)	(67,217)	—	(150,758)	(150,758)
Fidelity® VIP Growth Service Class 2	—	(31,937)	(31,937)	—	(52,414)	(52,414)
Fidelity® VIP Growth Opportunities Service Class 2	—	(46)	(46)	—	(45)	(45)
Fidelity® VIP Mid Cap Initial Class	—	—	—	3	(3)	—
Fidelity® VIP Mid Cap Service Class 2	1,496,946	(355,848)	1,141,098	556,449	(1,056,086)	(499,637)
Fidelity® VIP Value Strategies Initial Class	—	—	—	1,735	(3)	1,732
Fidelity® VIP Value Strategies Service Class 2	1,760,028	(311,879)	1,448,149	236,011	1,557,738	1,793,749
Franklin Founding Funds Allocation Class 4 Shares	69,362	(522,331)	(452,969)	8	(365,811)	(365,803)
Franklin Income Class 2 Shares	18	(1,435,925)	(1,435,907)	—	(1,246,997)	(1,246,997)
Franklin Mutual Shares Class 2 Shares	11,541	(83,084)	(71,543)	—	(70,867)	(70,867)
Franklin Templeton Foreign Class 2 Shares	10,033	(413,459)	(403,426)	—	(451,771)	(451,771)
GE Investments Total Return Class 3 Shares	82,898	(123,781)	(40,883)	64,995	(54,367)	10,628
Invesco V.I. American Franchise Series II Shares	—	(1,886)	(1,886)	—	(1,115)	(1,115)
Invesco V.I. Value Opportunities Series II Shares	—	(14,696)	(14,696)	—	(4,612)	(4,612)
Janus Aspen - Enterprise Service Shares	—	(11,143)	(11,143)	—	(4,390)	(4,390)
Janus Aspen - Global Research Service Shares	—	(77,395)	(77,395)	—	(50,358)	(50,358)

38

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2014			Year Ended December 31, 2013
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Janus Aspen - Perkins Mid Cap Value Service Shares	—	(36)	(36)	—	(36)	(36)
JPMorgan Insurance Trust Core Bond Class 1 Shares	8,508	(60,467)	(51,959)	—	(94,891)	(94,891)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	—	(3)	(3)	—	(3)	(3)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	—	(51)	(51)	—	(4,340)	(4,340)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	—	(300)	(300)	—	(288)	(288)
MFS® New Discovery Service Class	—	(1,840,900)	(1,840,900)	—	(479,665)	(479,665)
MFS® Total Return Service Class	116	(68,430)	(68,314)	—	(122,152)	(122,152)
TA Aegon High Yield Bond Initial Class	8,644	(3,115)	5,529	2,222	(26,164)	(23,942)
TA Aegon High Yield Bond Service Class	282,892	(212,294)	70,598	351,641	264,404	616,045
TA Aegon Money Market Initial Class	56,333	(198,208)	(141,875)	—	(55,632)	(55,632)
TA Aegon Money Market Service Class	21,925,705	(28,268,530)	(6,342,825)	27,623,164	(21,764,812)	5,858,352
TA Aegon Tactical Vanguard ETF - Balanced Service Class	5,273,279	(2,398,590)	2,874,689	12,579,500	5,700,177	18,279,677
TA Aegon Tactical Vanguard ETF - Conservative Service Class	1,344,902	(1,554,645)	(209,743)	3,117,428	(347,283)	2,770,145
TA Aegon Tactical Vanguard ETF - Growth Service Class	3,837,995	(1,498,043)	2,339,952	5,868,789	1,691,995	7,560,784
TA Aegon U.S. Government Securities Initial Class	—	(16,585)	(16,585)	—	(18,248)	(18,248)
TA Aegon U.S. Government Securities Service Class	10,029,796	(10,304,005)	(274,209)	30,164,720	(38,020,927)	(7,856,207)
TA AllianceBernstein Dynamic Allocation Initial Class	258	(590)	(332)	382	782	1,164
TA AllianceBernstein Dynamic Allocation Service Class	832,759	(1,174,990)	(342,231)	1,601,979	(714,944)	887,035
TA Asset Allocation - Conservative Initial Class	—	—	—	—	(31,599)	(31,599)
TA Asset Allocation - Conservative Service Class	3,119,229	(4,754,469)	(1,635,240)	4,358,815	(2,255,964)	2,102,851
TA Asset Allocation - Growth Initial Class	—	(649)	(649)	—	38,039	38,039
TA Asset Allocation - Growth Service Class	438,317	(801,711)	(363,394)	623,706	132,548	756,254
TA Asset Allocation - Moderate Initial Class	—	(106,894)	(106,894)	—	(9,878)	(9,878)
TA Asset Allocation - Moderate Service Class	14,084,556	(9,865,690)	4,218,866	21,249,529	(1,667,695)	19,581,834
TA Asset Allocation - Moderate Growth Initial Class	36,797	(3,780)	33,017	—	(60,610)	(60,610)
TA Asset Allocation - Moderate Growth Service Class	5,257,068	(7,028,391)	(1,771,323)	6,926,911	(3,888,511)	3,038,400
TA Barrow Hanley Dividend Focused Initial Class	49,496	(252,386)	(202,890)	5	(327,413)	(327,408)

39

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2014			Year Ended December 31, 2013
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Barrow Hanley Dividend Focused Service Class	431,608	(246,255)	185,353	235,914	(3,381,213)	(3,145,299)
TA BlackRock Global Allocation Service Class	1,671,787	(3,753,317)	(2,081,530)	1,695,994	18,566	1,714,560
TA BlackRock Tactical Allocation Service Class	4,669,054	(2,969,211)	1,699,843	8,443,088	388,504	8,831,592
TA Clarion Global Real Estate Securities Initial Class	—	(7,394)	(7,394)	5	(310)	(305)
TA Clarion Global Real Estate Securities Service Class	488,653	(256,418)	232,235	413,761	69,269	483,030
TA International Moderate Growth Service Class	2,368,055	(2,042,384)	325,671	3,735,489	(374,317)	3,361,172
TA Janus Balanced Service Class	3,816,439	(1,028,291)	2,788,148	2,910,477	2,582,206	5,492,683
TA Jennison Growth Initial Class	115,801	(234,832)	(119,031)	5	(280,587)	(280,582)
TA Jennison Growth Service Class	547,687	(208,857)	338,830	300,431	122,693	423,124
TA JPMorgan Core Bond Service Class	4,016,161	(929,773)	3,086,388	1,425,009	(236,262)	1,188,747
TA JPMorgan Enhanced Index Initial Class	59,507	(42,331)	17,176	187	(16,476)	(16,289)
TA JPMorgan Enhanced Index Service Class	241,812	(17,237)	224,575	16,386	55,973	72,359
TA JPMorgan Mid Cap Value Service Class	1,936,859	(628,252)	1,308,607	780,109	(225,688)	554,421
TA JPMorgan Tactical Allocation Service Class	2,780,312	(2,053,451)	726,861	5,429,382	223,743	5,653,125
TA Legg Mason Dynamic Allocation - Balanced Service Class	4,451,631	(1,489,092)	2,962,539	6,409,690	3,001,418	9,411,108
TA Legg Mason Dynamic Allocation - Growth Service Class	3,655,017	(490,980)	3,164,037	5,137,363	1,362,850	6,500,213
TA Market Participation Strategy Service Class	2,127,631	(499,204)	1,628,427	2,647,160	1,498,622	4,145,782
TA MFS International Equity Initial Class	—	(10)	(10)	5	(16)	(11)
TA MFS International Equity Service Class	443,212	(199,009)	244,203	107,627	104,161	211,788
TA Morgan Stanley Capital Growth Initial Class	12,850	(24)	12,826	—	(39)	(39)
TA Morgan Stanley Capital Growth Service Class	119,780	(132,402)	(12,622)	44,097	(9,387)	34,710
TA Morgan Stanley Mid-Cap Growth Initial Class	—	(8,556)	(8,556)	5	(1,685)	(1,680)
TA Morgan Stanley Mid-Cap Growth Service Class	386,111	(408,327)	(22,216)	457,591	(882,176)	(424,585)
TA Multi-Managed Balanced Initial Class	—	—	—	—	—	—
TA Multi-Managed Balanced Service Class	871,890	(393,877)	478,013	82,731	744,190	826,921
TA Multi-Manager Alt Strategies Service Class	4,400	(2,112)	2,288	613	(15)	598
TA PIMCO Tactical - Balanced Service Class	2,299,977	(663,587)	1,636,390	4,892,328	863,857	5,756,185

40

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2014			Year Ended December 31, 2013
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA PIMCO Tactical - Conservative Service Class	2,189,301	(275,114)	1,914,187	1,614,080	(18,095)	1,595,985
TA PIMCO Tactical - Growth Service Class	1,529,837	(447,257)	1,082,580	2,307,166	1,029,173	3,336,339
TA PIMCO Total Return Initial Class	3,813	(30,749)	(26,936)	—	(73,356)	(73,356)
TA PIMCO Total Return Service Class	3,713,975	(10,691,545)	(6,977,570)	9,998,838	(8,272,405)	1,726,433
TA PineBridge Inflation Opportunities Service Class	965,996	(2,967,337)	(2,001,341)	3,444,550	(3,950,544)	(505,994)
TA ProFunds UltraBear Service Class (OAM)	2,977,692	(2,092,997)	884,695	108,821	(14,323,998)	(14,215,177)
TA Systematic Small/Mid Cap Value Initial Class	4,435	(44,645)	(40,210)	59	(74,173)	(74,114)
TA Systematic Small/Mid Cap Value Service Class	1,443,420	(300,982)	1,142,438	342,289	(79,612)	262,677
TA T. Rowe Price Small Cap Initial Class	1,769	(29,218)	(27,449)	5	(18,552)	(18,547)
TA T. Rowe Price Small Cap Service Class	1,314,687	(480,412)	834,275	809,612	(168,856)	640,756
TA Torray Concentrated Growth Initial Class	4,672	(32,406)	(27,734)	1,042	(102,269)	(101,227)
TA Torray Concentrated Growth Service Class	462,317	(196,158)	266,159	334,366	266,262	600,628
TA TS&W International Equity Initial Class	50	(60,780)	(60,730)	1,282	(97,675)	(96,393)
TA TS&W International Equity Service Class	153,500	(115,083)	38,417	35,727	108,203	143,930
TA Vanguard ETF - Balanced Service Class	18,809,025	(11,810,971)	6,998,054	31,595,607	5,516,227	37,111,834
TA Vanguard ETF - Conservative Service Class	8,170,027	(3,280,130)	4,889,897	8,528,314	(5,516,253)	3,012,061
TA Vanguard ETF - Growth Service Class	31,719,217	(14,980,961)	16,738,256	22,108,374	21,089,993	43,198,367
TA Voya Balanced Allocation Service Class	36	(14)	22	1,513	(15)	1,498
TA Voya Conservative Allocation Service Class	37	(1)	36	1,567	(15)	1,552
TA Voya Intermediate Bond Service Class	—	—	—	15	(15)	—
TA Voya Large Cap Growth Service Class	—	—	—	15	(15)	—
TA Voya Limited Maturity Bond Service Class	141	(2)	139	4,726	(15)	4,711
TA Voya Mid Cap Opportunities Service Class	—	—	—	15	(15)	—
TA Voya Moderate Growth Allocation Service Class	—	—	—	15	(15)	—
TA WMC US Growth Initial Class	6,260	(403,144)	(396,884)	4,023	(416,906)	(412,883)
TA WMC US Growth Service Class	262,775	(199,839)	62,936	237,957	(41,023)	196,934
Vanguard® Equity Index	—	—	—	3	(3)	—

41

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2014			Year Ended December 31, 2013
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Vanguard® International	—	—	—	3	(3)	—
Vanguard® Mid-Cap Index	—	—	—	3	(3)	—
Vanguard® REIT Index	—	—	—	3	(3)	—
Vanguard® Short-Term Investment Grade	—	—	—	3	(3)	—
Vanguard® Total Bond Market Index	—	—	—	3	(3)	—
Wanger International	—	—	—	3	(3)	—
Wanger USA	—	—	—	3	(3)	—

42

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AllianceBernstein Balanced Wealth Strategy Class B Shares
	12/31/2014	2,304,500	$11.51	to	$11.21	$4,312,479	2.49%	0.65%	to	2.20%	6.42%	to	4.78%
	12/31/2013	2,238,170	1.66	to	1.60	3,726,476	2.29	1.35	to	2.15	14.72	to	13.83
	12/31/2012	2,041,079	1.03	to	1.40	2,914,759	1.93	0.65	to	2.15	11.86	to	10.98
	12/31/2011	1,832,858	1.30	to	1.26	2,349,882	2.06	1.35	to	2.15	(4.34)	to	(5.09)
	12/31/2010	1,063,584	1.35	to	1.33	1,430,786	2.15	1.35	to	2.15	8.83	to	7.98
AllianceBernstein Growth and Income Class B Shares
	12/31/2014	5,064,436	13.04	to	12.81	12,486,991	1.19	0.90	to	2.00	8.31	to	7.13
	12/31/2013	4,585,573	1.48	to	1.69	8,677,657	1.03	1.15	to	1.95	33.06	to	32.02
	12/31/2012	3,598,175	1.11	to	1.28	4,938,122	1.85	1.15	to	1.95	15.90	to	14.99
	12/31/2011	849,814	0.96	to	1.11	923,992	1.08	1.15	to	1.95	4.87	to	4.05
	12/31/2010	649,937	0.91	to	1.07	705,541	—	1.15	to	1.95	11.52	to	10.64
AllianceBernstein Large Cap Growth Class B Shares
	12/31/2014	251,314	1.82	to	1.83	465,125	—	1.15	to	1.95	12.54	to	11.66
	12/31/2013	327,977	1.62	to	1.64	527,598	—	1.15	to	1.95	35.44	to	34.38
	12/31/2012	398,027	1.20	to	1.22	474,803	0.03	1.15	to	1.95	15.37	to	14.46
	12/31/2011	460,120	1.04	to	1.06	477,122	0.09	1.15	to	1.95	(4.85)	to	(5.59)
	12/31/2010	383,381	1.09	to	1.13	418,744	0.22	1.15	to	1.95	8.58	to	7.73
American Funds - Asset Allocation Class 2 Shares
	12/31/2014	16,361,256	11.78	to	11.48	30,134,635	1.61	0.75	to	2.30	4.61	to	3.00
	12/31/2013	14,533,866	1.56	to	1.51	23,115,662	1.55	1.45	to	2.25	21.92	to	20.97
	12/31/2012	11,140,953	1.08	to	1.25	14,119,666	2.12	0.75	to	2.25	14.52	to	13.62
	12/31/2011	8,787,782	1.12	to	1.10	9,751,221	2.40	1.45	to	2.25	(0.15)	to	(0.93)
	12/31/2010	3,728,910	1.12	to	1.11	4,152,792	3.79	1.45	to	2.25	10.90	to	10.03
American Funds - Bond Class 2 Shares
	12/31/2014	5,446,189	10.07	to	9.82	10,292,485	2.38	0.75	to	2.30	4.49	to	2.88
	12/31/2013	4,887,114	1.09	to	1.06	6,408,763	2.06	1.45	to	2.25	(3.56)	to	(4.31)
	12/31/2012	3,780,187	1.08	to	1.11	4,240,313	2.90	0.75	to	2.25	3.86	to	3.04
	12/31/2011	2,203,868	1.09	to	1.07	2,387,530	4.18	1.45	to	2.25	4.59	to	3.78
	12/31/2010	796,904	1.04	to	1.03	828,714	5.70	1.45	to	2.25	4.92	to	4.10
American Funds - Growth Class 2 Shares
	12/31/2014	5,807,414	12.81	to	12.49	20,881,031	1.26	0.75	to	2.30	7.70	to	6.04
	12/31/2013	3,642,635	1.65	to	1.60	7,965,095	1.03	1.45	to	2.25	28.24	to	27.24
	12/31/2012	2,131,151	1.02	to	1.26	2,708,329	0.82	0.75	to	2.25	16.20	to	15.28
	12/31/2011	1,947,981	1.11	to	1.09	2,137,991	0.73	1.45	to	2.25	(5.64)	to	(6.38)
	12/31/2010	1,052,397	1.17	to	1.16	1,228,641	1.07	1.45	to	2.25	16.99	to	16.07
American Funds - Growth-Income Class 2 Shares
	12/31/2014	5,669,604	13.18	to	12.84	16,812,248	1.51	0.75	to	2.30	9.81	to	8.12
	12/31/2013	4,007,265	1.63	to	1.58	8,516,932	1.73	1.45	to	2.25	31.59	to	30.56
	12/31/2012	1,453,518	1.06	to	1.21	1,779,957	2.21	0.75	to	2.25	15.80	to	14.88
	12/31/2011	607,079	1.07	to	1.05	646,432	1.94	1.45	to	2.25	(3.23)	to	(3.99)
	12/31/2010	306,031	1.11	to	1.10	337,813	3.18	1.45	to	2.25	9.83	to	8.98
American Funds - International Class 2 Shares
	12/31/2014	9,289,276	10.94	to	10.66	15,825,063	1.58	0.75	to	2.30	(3.38)	to	(4.87)
	12/31/2013	8,123,217	1.23	to	1.19	11,020,474	1.54	1.45	to	2.25	19.90	to	18.96
	12/31/2012	3,947,848	0.91	to	1.00	3,992,382	1.87	0.75	to	2.25	16.21	to	15.30
	12/31/2011	1,832,881	0.88	to	0.86	1,602,932	3.35	1.45	to	2.25	(15.19)	to	(15.86)
	12/31/2010	327,443	1.04	to	1.03	338,201	4.05	1.45	to	2.25	5.70	to	4.88

43

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Balanced Service Class 2
	12/31/2014		10,374,254	$12.23	to	$11.92	$18,248,581	1.52%	0.45%	to	2.00%	9.52%	to	7.84%
	12/31/2013		9,648,516	1.35	to	1.29	13,499,758	1.37	1.15	to	1.95	17.93	to	17.00
	12/31/2012		9,447,576	1.18	to	1.10	10,651,429	1.62	0.45	to	1.95	13.51	to	12.61
	12/31/2011		8,653,714	1.01	to	0.98	8,629,489	1.76	1.15	to	1.95	(4.92)	to	(5.66)
	12/31/2010		4,659,610	1.06	to	1.04	4,910,168	2.02	1.15	to	1.95	16.42	to	15.51
Fidelity® VIP Contrafund® Initial Class
	12/31/2014		—	13.37	to	13.30	—	—	0.65	to	1.00	11.22	to	10.83
	12/31/2013	(1)	—	12.03	to	12.00	—	—	0.45	to	0.80	—	to	—
Fidelity® VIP Contrafund® Service Class 2
	12/31/2014		10,107,714	13.26	to	13.02	34,518,197	1.00	0.90	to	2.00	10.65	to	9.44
	12/31/2013		8,210,472	1.57	to	2.01	19,087,033	0.93	1.15	to	1.95	29.46	to	28.45
	12/31/2012		4,107,844	1.22	to	1.57	6,453,894	1.30	1.15	to	1.95	14.81	to	13.91
	12/31/2011		3,006,926	1.06	to	1.38	4,034,494	0.91	1.15	to	1.95	(3.89)	to	(4.64)
	12/31/2010		1,959,118	1.10	to	1.44	2,960,995	1.41	1.15	to	1.95	15.60	to	14.69
Fidelity® VIP Equity-Income Service Class 2
	12/31/2014		589,612	1.44	to	1.73	1,054,722	2.49	1.15	to	1.95	7.25	to	6.40
	12/31/2013		656,829	1.35	to	1.62	1,096,377	2.19	1.15	to	1.95	26.37	to	25.38
	12/31/2012		807,587	1.06	to	1.30	1,063,363	2.85	1.15	to	1.95	15.72	to	14.81
	12/31/2011		924,559	0.92	to	1.13	1,060,079	2.98	1.15	to	1.95	(0.49)	to	(1.27)
	12/31/2010		498,799	0.92	to	1.14	598,405	2.42	1.15	to	1.95	13.61	to	12.72
Fidelity® VIP Growth Service Class 2
	12/31/2014		451,279	1.81	to	1.75	830,866	—	1.15	to	1.95	9.75	to	8.89
	12/31/2013		483,216	1.65	to	1.61	810,427	0.04	1.15	to	1.95	34.45	to	33.40
	12/31/2012		535,630	1.23	to	1.20	677,785	0.34	1.15	to	1.95	13.10	to	12.20
	12/31/2011		679,354	1.08	to	1.07	769,250	0.14	1.15	to	1.95	(1.17)	to	(1.94)
	12/31/2010		443,176	1.10	to	1.09	514,608	0.07	1.15	to	1.95	22.45	to	21.50
Fidelity® VIP Growth Opportunities Service Class 2
	12/31/2014		1,374	1.78	to	1.33	1,872	0.01	1.25	to	1.55	10.57	to	10.24
	12/31/2013		1,420	1.61	to	1.21	1,753	0.06	1.25	to	1.55	35.84	to	35.44
	12/31/2012		1,465	1.18	to	0.89	1,333	0.16	1.25	to	1.55	17.84	to	17.49
	12/31/2011		1,513	1.00	to	0.76	1,170	—	1.25	to	1.55	0.71	to	0.42
	12/31/2010		1,562	1.00	to	0.76	1,201	—	1.25	to	1.55	21.95	to	21.59
Fidelity® VIP Mid Cap Initial Class
	12/31/2014		—	13.15	to	13.07	—	—	0.65	to	1.00	5.60	to	5.23
	12/31/2013	(1)	—	12.45	to	12.42	—	—	0.45	to	0.80	—	to	—
Fidelity® VIP Mid Cap Service Class 2
	12/31/2014		3,544,494	13.03	to	12.80	16,020,401	0.03	0.90	to	2.00	5.08	to	3.93
	12/31/2013		2,403,396	1.71	to	2.53	6,821,182	0.31	1.15	to	1.95	34.33	to	33.27
	12/31/2012		2,903,033	1.27	to	1.90	6,046,828	0.55	1.15	to	1.95	13.25	to	12.36
	12/31/2011		1,387,879	1.12	to	1.69	2,437,002	0.03	1.15	to	1.95	(11.86)	to	(12.56)
	12/31/2010		894,585	1.27	to	1.93	2,022,548	0.16	1.15	to	1.95	27.11	to	26.11
Fidelity® VIP Value Strategies Initial Class
	12/31/2014		1,732	12.54	to	12.47	21,720	1.06	0.65	to	1.00	6.10	to	5.73
	12/31/2013	(1)	1,732	11.82	to	11.79	20,474	2.62	0.45	to	0.80	—	to	—
Fidelity® VIP Value Strategies Service Class 2
	12/31/2014		4,363,341	12.43	to	12.21	15,028,804	1.33	0.90	to	2.00	5.56	to	4.40
	12/31/2013		2,915,192	1.60	to	1.73	6,891,567	0.73	1.15	to	1.95	28.70	to	27.69
	12/31/2012		1,121,443	1.24	to	1.36	1,912,777	0.44	1.15	to	1.95	25.61	to	24.62
	12/31/2011		830,684	0.99	to	1.09	1,092,846	0.97	1.15	to	1.95	(10.07)	to	(10.78)
	12/31/2010		434,621	1.10	to	1.22	654,820	0.47	1.15	to	1.95	24.90	to	23.92

44

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Franklin Founding Funds Allocation Class 4 Shares
	12/31/2014		2,570,942	$1.89	to	$1.80	$4,770,440	2.69%	1.30%	to	2.10%	1.43%	to	0.64%
	12/31/2013		3,023,911	1.87	to	1.79	5,542,251	10.52	1.30	to	2.10	22.09	to	21.14
	12/31/2012		3,389,714	1.03	to	1.48	5,106,586	2.60	0.60	to	2.10	13.69	to	12.79
	12/31/2011		3,148,006	1.34	to	1.31	4,188,097	0.02	1.30	to	2.10	(2.93)	to	(3.69)
	12/31/2010		2,413,126	1.38	to	1.36	3,316,791	2.96	1.30	to	2.10	8.83	to	7.97
Franklin Income Class 2 Shares
	12/31/2014		6,650,565	1.33	to	1.25	8,687,407	4.96	1.15	to	1.95	3.43	to	2.61
	12/31/2013		8,086,472	1.28	to	1.22	10,231,022	6.44	1.15	to	1.95	12.65	to	11.76
	12/31/2012		9,333,469	1.14	to	1.09	10,518,336	6.22	1.15	to	1.95	11.37	to	10.49
	12/31/2011		4,128,140	1.02	to	0.98	4,237,498	5.40	1.15	to	1.95	1.22	to	0.43
	12/31/2010		1,654,396	1.01	to	0.98	1,685,641	5.53	1.15	to	1.95	11.39	to	10.52
Franklin Mutual Shares Class 2 Shares
	12/31/2014		713,957	1.22	to	1.15	882,965	1.97	1.15	to	1.95	5.90	to	5.07
	12/31/2013		785,500	1.15	to	1.09	918,292	2.05	1.15	to	1.95	26.80	to	25.81
	12/31/2012		856,367	0.91	to	0.87	790,683	2.00	1.15	to	1.95	12.94	to	12.05
	12/31/2011		1,169,752	0.80	to	0.78	969,357	2.59	1.15	to	1.95	(2.16)	to	(2.93)
	12/31/2010		879,636	0.82	to	0.80	728,989	1.68	1.15	to	1.95	9.93	to	9.07
Franklin Templeton Foreign Class 2 Shares
	12/31/2014		2,182,365	1.01	to	0.95	2,186,589	1.91	1.15	to	1.95	(12.14)	to	(12.83)
	12/31/2013		2,585,791	1.15	to	1.09	2,954,460	2.47	1.15	to	1.95	21.57	to	20.62
	12/31/2012		3,037,562	0.95	to	0.91	2,859,834	2.77	1.15	to	1.95	16.88	to	15.96
	12/31/2011		2,049,097	0.81	to	0.78	1,659,813	1.84	1.15	to	1.95	(11.65)	to	(12.34)
	12/31/2010		1,112,507	0.92	to	0.89	1,015,979	1.59	1.15	to	1.95	7.18	to	6.33
GE Investments Total Return Class 3 Shares
	12/31/2014		1,449,643	11.22	to	10.94	2,041,207	1.51	0.65	to	2.20	4.39	to	2.79
	12/31/2013		1,490,526	1.30	to	1.26	1,940,897	1.28	1.35	to	2.15	13.11	to	12.23
	12/31/2012		1,479,898	1.02	to	1.12	1,683,942	1.64	0.65	to	2.15	10.75	to	9.88
	12/31/2011		1,016,829	1.04	to	1.02	1,046,926	2.28	1.35	to	2.15	(4.39)	to	(5.13)
	12/31/2010		304,546	1.08	to	1.07	328,543	2.31	1.35	to	2.15	7.91	to	7.06
Invesco V.I. American Franchise Series II Shares
	12/31/2014		128,301	1.43	to	1.40	181,411	—	1.15	to	1.95	6.94	to	6.10
	12/31/2013		130,187	1.33	to	1.32	172,729	0.25	1.15	to	1.95	38	to	37
	12/31/2012	(1)	131,302	0.97	to	0.96	126,490	—	1.15	to	1.95	—	to	—
Invesco V.I. Value Opportunities Series II Shares
	12/31/2014		297,786	1.27	to	1.41	407,212	1.15	1.15	to	1.95	5.18	to	4.35
	12/31/2013		312,482	1.20	to	1.35	406,761	1.21	1.15	to	1.95	31.76	to	30.72
	12/31/2012		317,094	0.91	to	1.03	314,505	1.10	1.15	to	1.95	16.31	to	15.39
	12/31/2011		601,647	0.79	to	0.90	522,013	0.79	1.15	to	1.95	(4.49)	to	(5.24)
	12/31/2010		300,783	0.82	to	0.95	296,511	0.41	1.15	to	1.95	5.73	to	4.90
Janus Aspen - Enterprise Service Shares
	12/31/2014		116,940	2.18	to	2.68	294,150	0.03	1.15	to	1.95	10.97	to	10.10
	12/31/2013		128,083	1.96	to	2.43	288,077	0.36	1.15	to	1.95	30.54	to	29.51
	12/31/2012		132,473	1.50	to	1.88	229,592	—	1.15	to	1.95	15.65	to	14.74
	12/31/2011		215,568	1.30	to	1.64	317,350	—	1.15	to	1.95	(2.77)	to	(3.53)
	12/31/2010		116,607	1.34	to	1.70	201,560	—	1.15	to	1.95	24.09	to	23.12
Janus Aspen - Global Research Service Shares
	12/31/2014		308,504	1.48	to	1.50	436,369	0.94	1.15	to	1.95	5.96	to	5.13
	12/31/2013		385,899	1.39	to	1.43	499,421	1.05	1.15	to	1.95	26.62	to	25.63
	12/31/2012		436,257	1.10	to	1.14	447,699	0.76	1.15	to	1.95	18.49	to	17.56
	12/31/2011		678,229	0.93	to	0.97	585,812	0.67	1.15	to	1.95	(14.96)	to	(15.63)
	12/31/2010		267,866	1.09	to	1.15	277,163	0.48	1.15	to	1.95	14.21	to	13.31

45

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Janus Aspen - Perkins Mid Cap Value Service Shares
	12/31/2014	1,075	$2.16	to	$2.07	$2,268	3.34%	1.25%	to	1.55%	7.10%	to	6.78%
	12/31/2013	1,111	2.02	to	1.94	2,193	1.13	1.25	to	1.55	24.26	to	23.89
	12/31/2012	1,147	1.62	to	1.56	1,823	0.85	1.25	to	1.55	9.42	to	9.09
	12/31/2011	1,184	1.48	to	1.43	1,723	0.59	1.25	to	1.55	(4.18)	to	(4.46)
	12/31/2010	1,222	1.55	to	1.50	1,859	0.51	1.25	to	1.55	13.94	to	13.60
JPMorgan Insurance Trust Core Bond Class 1 Shares
	12/31/2014	544,722	1.27	to	1.22	681,481	3.84	1.25	to	1.95	3.62	to	2.91
	12/31/2013	596,681	1.22	to	1.18	721,721	4.80	1.25	to	1.95	(2.69)	to	(3.35)
	12/31/2012	691,572	1.26	to	1.22	861,359	4.47	1.25	to	1.95	4.02	to	3.31
	12/31/2011	747,681	1.21	to	1.18	897,272	6.51	1.25	to	1.95	6.13	to	5.41
	12/31/2010	900,960	1.14	to	1.12	1,020,731	3.21	1.25	to	1.95	7.89	to	7.15
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
	12/31/2014	52,138	2.86	to	2.75	148,638	0.78	1.25	to	1.95	13.69	to	12.91
	12/31/2013	52,141	2.51	to	2.43	130,801	1.00	1.25	to	1.95	30.67	to	29.77
	12/31/2012	52,144	1.92	to	1.87	100,145	1.04	1.25	to	1.95	18.88	to	18.06
	12/31/2011	52,148	1.62	to	1.59	84,276	1.29	1.25	to	1.95	0.90	to	0.21
	12/31/2010	52,152	1.60	to	1.58	83,560	1.13	1.25	to	1.95	21.93	to	21.09
JPMorgan Insurance Trust Small Cap Core Class 1 Shares
	12/31/2014	2,687	2.81	to	2.70	7,500	0.14	1.25	to	1.95	8.24	to	7.50
	12/31/2013	2,738	2.60	to	2.52	7,070	0.77	1.25	to	1.95	40.54	to	39.58
	12/31/2012	7,078	1.85	to	1.80	13,016	0.20	1.25	to	1.95	18.24	to	17.43
	12/31/2011	7,135	1.56	to	1.53	11,112	0.12	1.25	to	1.95	(5.94)	to	(6.59)
	12/31/2010	7,198	1.66	to	1.64	11,935	—	1.25	to	1.95	25.56	to	24.70
JPMorgan Insurance Trust U.S. Equity Class 1 Shares
	12/31/2014	26,225	2.59	to	2.49	67,588	0.91	1.25	to	1.95	12.50	to	11.72
	12/31/2013	26,525	2.30	to	2.23	60,806	1.23	1.25	to	1.95	34.54	to	33.61
	12/31/2012	26,813	1.71	to	1.67	45,715	1.48	1.25	to	1.95	16.19	to	15.38
	12/31/2011	27,117	1.47	to	1.44	39,817	—	1.25	to	1.95	(3.08)	to	(3.74)
	12/31/2010	—	1.52	to	1.50	—	—	1.25	to	1.95	12.17	to	11.41
MFS® New Discovery Service Class
	12/31/2014	986,222	2.04	to	1.94	2,228,226	—	1.15	to	1.95	(8.55)	to	(9.26)
	12/31/2013	2,827,122	2.23	to	2.14	7,243,325	—	1.15	to	1.95	39.61	to	38.52
	12/31/2012	3,306,787	1.60	to	1.54	6,060,367	—	1.15	to	1.95	19.52	to	18.57
	12/31/2011	1,433,185	1.34	to	1.30	2,093,106	—	1.15	to	1.95	(11.51)	to	(12.20)
	12/31/2010	405,273	1.51	to	1.48	709,858	—	1.15	to	1.95	34.40	to	33.34
MFS® Total Return Service Class
	12/31/2014	1,155,873	1.49	to	1.62	1,913,348	1.70	1.15	to	1.95	7.01	to	6.17
	12/31/2013	1,224,187	1.39	to	1.53	1,903,955	1.63	1.15	to	1.95	17.39	to	16.47
	12/31/2012	1,346,339	1.18	to	1.31	1,788,262	2.48	1.15	to	1.95	9.67	to	8.80
	12/31/2011	1,740,113	1.08	to	1.20	2,082,849	2.55	1.15	to	1.95	0.43	to	(0.35)
	12/31/2010	980,621	1.07	to	1.21	1,211,195	2.16	1.15	to	1.95	8.39	to	7.54
TA Aegon High Yield Bond Initial Class
	12/31/2014	67,661	10.44	to	$1.74	155,404	5.46	0.45	to	1.90	3.51	to	2.04
	12/31/2013	62,132	1.19	to	1.70	140,297	5.39	0.45	to	1.90	6.12	to	4.61
	12/31/2012	86,074	1.66	to	1.63	164,087	6.02	0.45	to	1.90	15.91	to	15.17
	12/31/2011	84,568	1.71	to	1.41	139,287	6.70	1.25	to	1.90	3.48	to	2.82
	12/31/2010	130,093	1.65	to	1.37	207,274	13.41	1.25	to	1.90	11.05	to	10.34

46

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Aegon High Yield Bond Service Class
	12/31/2014		2,664,043	$10.31	to	$10.13	$5,933,436	5.62%	0.90%	to	2.00%	2.68%	to	1.55%
	12/31/2013		2,593,445	1.60	to	1.70	4,808,613	5.82	1.15	to	1.95	5.12	to	4.29
	12/31/2012		1,977,400	1.52	to	1.63	3,311,088	5.53	1.15	to	1.95	15.76	to	14.85
	12/31/2011		1,504,010	1.32	to	1.42	2,147,896	8.13	1.15	to	1.95	3.35	to	2.54
	12/31/2010		622,537	1.27	to	1.38	865,235	15.88	1.15	to	1.95	10.89	to	10.02
TA Aegon Money Market Initial Class
	12/31/2014		126,305	1.03	to	0.96	172,527	0.01	1.25	to	1.90	(1.23)	to	(1.86)
	12/31/2013		268,180	1.04	to	0.97	371,427	0.01	1.25	to	1.90	(1.23)	to	(1.86)
	12/31/2012		323,812	1.05	to	0.99	454,737	0.01	1.25	to	1.90	(1.24)	to	(1.87)
	12/31/2011		178,134	1.07	to	1.01	253,669	0.01	1.25	to	1.90	(1.22)	to	(1.85)
	12/31/2010		253,203	1.08	to	1.03	365,583	0.01	1.25	to	1.90	(1.23)	to	(1.86)
TA Aegon Money Market Service Class
	12/31/2014		13,187,371	9.93	to	9.67	63,067,404	0.01	0.45	to	2.00	(0.44)	to	(1.98)
	12/31/2013		19,530,196	0.99	to	0.95	41,003,054	0.00	0.45	to	1.95	(0.44)	to	(1.91)
	12/31/2012		13,671,844	1.00	to	0.97	13,803,900	0.01	0.45	to	1.95	(0.99)	to	(1.92)
	12/31/2011		14,149,682	0.97	to	0.99	14,467,349	0.01	1.00	to	1.95	(0.98)	to	(1.90)
	12/31/2010		4,752,198	0.98	to	1.01	4,935,384	0.00	1.00	to	1.95	(0.99)	to	(1.91)
TA Aegon Tactical Vanguard ETF - Balanced Service Class
	12/31/2014		33,943,565	10.83	to	10.55	95,420,430	0.66	0.45	to	2.00	3.15	to	1.56
	12/31/2013		31,068,876	1.16	to	1.11	56,227,242	0.55	0.45	to	1.95	10.62	to	8.99
	12/31/2012		12,789,199	1.05	to	1.02	13,133,992	0.16	0.45	to	1.95	7.22	to	6.22
	12/31/2011	(1)	640,359	0.96	to	0.96	616,270	—	1.00	to	1.95	—	to	—
TA Aegon Tactical Vanguard ETF - Conservative Service Class
	12/31/2014		12,551,291	10.57	to	10.30	24,423,931	1.05	0.45	to	2.00	3.14	to	1.55
	12/31/2013		12,761,034	1.11	to	1.08	17,995,165	1.13	0.45	to	1.95	6.59	to	5.02
	12/31/2012		9,990,889	1.05	to	1.02	10,318,056	0.42	0.45	to	1.95	5.72	to	4.73
	12/31/2011	(1)	4,511,768	0.98	to	0.98	4,424,846	—	1.00	to	1.95	—	to	—
TA Aegon Tactical Vanguard ETF - Growth Service Class
	12/31/2014		19,144,493	11.14	to	10.86	55,073,814	0.82	0.45	to	2.00	2.76	to	1.18
	12/31/2013		16,804,541	1.23	to	1.14	30,703,256	0.85	0.45	to	1.95	15.98	to	14.28
	12/31/2012		9,243,757	1.06	to	1.00	9,309,067	0.75	0.45	to	1.95	9.85	to	8.82
	12/31/2011	(1)	2,611,474	0.92	to	0.92	2,402,550	—	1.00	to	1.95	—	to	—
TA Aegon U.S. Government Securities Initial Class
	12/31/2014		184,056	1.48	to	1.29	371,973	3.93	1.25	to	1.90	3.36	to	2.70
	12/31/2013		200,641	1.43	to	1.26	392,878	2.36	1.25	to	1.90	(3.44)	to	(4.06)
	12/31/2012		218,889	1.48	to	1.31	444,550	1.63	1.25	to	1.90	3.84	to	3.17
	12/31/2011		329,971	1.43	to	1.27	646,341	2.72	1.25	to	1.90	6.28	to	5.61
	12/31/2010		377,384	1.34	to	1.20	696,553	3.38	1.25	to	1.90	3.11	to	2.46
TA Aegon U.S. Government Securities Service Class
	12/31/2014		14,098,292	10.00	to	9.74	32,526,271	3.72	0.45	to	2.00	3.95	to	2.35
	12/31/2013		14,372,501	1.00	to	1.20	26,764,225	2.28	0.45	to	1.95	(2.92)	to	(4.35)
	12/31/2012		22,228,708	1.25	to	1.27	28,835,995	1.70	0.45	to	1.95	3.82	to	2.85
	12/31/2011		21,761,127	1.18	to	1.24	27,198,337	2.41	1.00	to	1.95	6.23	to	5.24
	12/31/2010		11,864,867	1.11	to	1.18	14,065,032	3.56	1.00	to	1.95	3.19	to	2.23
TA AllianceBernstein Dynamic Allocation Initial Class
	12/31/2014		40,726	1.69	to	1.37	67,420	1.03	1.25	to	1.90	4.26	to	3.59
	12/31/2013		41,058	1.62	to	1.32	65,291	1.17	1.25	to	1.90	5.86	to	5.19
	12/31/2012		39,894	1.53	to	1.26	60,017	0.85	1.25	to	1.90	4.82	to	4.15
	12/31/2011		37,745	1.46	to	1.21	54,251	0.80	1.25	to	1.90	0.56	to	(0.08)
	12/31/2010		38,368	1.45	to	1.21	54,921	7.88	1.25	to	1.90	7.94	to	7.25

47

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA AllianceBernstein Dynamic Allocation Service Class
	12/31/2014	10,378,014	$10.71	to	$10.44	$20,046,123	0.83%	0.45%	to	2.00%	4.88%	to	3.27%
	12/31/2013	10,720,245	1.10	to	1.33	15,864,132	0.98	0.45	to	1.95	6.41	to	4.84
	12/31/2012	9,833,210	1.12	to	1.27	12,209,061	0.75	0.45	to	1.95	4.59	to	3.76
	12/31/2011	7,661,532	1.10	to	1.23	9,065,437	0.98	1.15	to	1.95	0.51	to	(0.28)
	12/31/2010	1,524,235	1.09	to	1.23	1,880,199	4.57	1.15	to	1.95	7.91	to	7.06
TA Asset Allocation - Conservative Initial Class
	12/31/2014	35,716	1.69	to	1.44	59,352	2.70	1.25	to	1.90	0.93	to	0.28
	12/31/2013	35,716	1.68	to	1.43	58,894	3.83	1.25	to	1.90	8.02	to	7.33
	12/31/2012	67,315	1.55	to	1.34	102,912	3.41	1.25	to	1.90	6.13	to	5.45
	12/31/2011	106,253	1.46	to	1.27	153,293	2.57	1.25	to	1.90	1.39	to	0.75
	12/31/2010	130,759	1.44	to	1.26	186,335	3.23	1.25	to	1.90	7.59	to	6.90
TA Asset Allocation - Conservative Service Class
	12/31/2014	31,677,104	10.70	to	10.43	61,576,298	2.49	0.45	to	2.00	1.49	to	(0.07)
	12/31/2013	33,312,344	1.13	to	1.45	54,439,830	3.00	0.45	to	1.95	8.60	to	7.00
	12/31/2012	31,209,493	1.04	to	1.35	43,570,834	3.07	0.45	to	1.95	5.97	to	5.14
	12/31/2011	24,139,988	1.15	to	1.28	31,687,943	2.65	1.15	to	1.95	1.20	to	0.40
	12/31/2010	15,061,377	1.14	to	1.28	19,880,010	3.27	1.15	to	1.95	7.47	to	6.63
TA Asset Allocation - Growth Initial Class
	12/31/2014	82,871	1.81	to	1.61	147,420	2.36	1.25	to	1.90	1.46	to	0.81
	12/31/2013	83,520	1.79	to	1.59	146,651	0.79	1.25	to	1.90	25.25	to	24.45
	12/31/2012	45,481	1.43	to	1.28	63,855	1.29	1.25	to	1.90	11.20	to	10.49
	12/31/2011	49,928	1.28	to	1.16	63,133	1.37	1.25	to	1.90	(6.58)	to	(7.18)
	12/31/2010	31,855	1.37	to	1.25	43,183	1.11	1.25	to	1.90	13.53	to	12.81
TA Asset Allocation - Growth Service Class
	12/31/2014	3,471,873	11.83	to	11.53	6,835,481	2.10	0.45	to	2.00	1.98	to	0.41
	12/31/2013	3,835,267	1.32	to	1.63	6,095,272	1.03	0.45	to	1.95	25.82	to	23.97
	12/31/2012	3,079,013	1.05	to	1.32	3,927,834	1.08	0.45	to	1.95	11.11	to	10.23
	12/31/2011	2,585,872	0.95	to	1.20	3,059,442	0.93	1.15	to	1.95	(6.77)	to	(7.50)
	12/31/2010	2,140,621	1.02	to	1.29	2,722,610	0.85	1.15	to	1.95	13.35	to	12.46
TA Asset Allocation - Moderate Initial Class
	12/31/2014	508,985	1.79	to	1.54	892,285	2.15	1.25	to	1.90	1.50	to	0.85
	12/31/2013	615,879	1.76	to	1.52	1,065,321	2.45	1.25	to	1.90	12.10	to	11.38
	12/31/2012	625,757	1.57	to	1.37	967,012	2.67	1.25	to	1.90	8.08	to	7.39
	12/31/2011	668,707	1.45	to	1.27	957,577	2.17	1.25	to	1.90	(0.65)	to	(1.29)
	12/31/2010	857,598	1.46	to	1.29	1,237,967	3.07	1.25	to	1.90	9.01	to	8.32
TA Asset Allocation - Moderate Service Class
	12/31/2014	119,812,391	10.98	to	10.70	289,657,459	2.15	0.45	to	2.00	2.15	to	0.58
	12/31/2013	115,593,525	1.18	to	1.55	221,957,877	2.30	0.45	to	1.95	12.73	to	11.07
	12/31/2012	96,011,691	1.05	to	1.39	141,669,166	2.66	0.45	to	1.95	7.86	to	7.01
	12/31/2011	62,966,719	1.13	to	1.30	86,581,469	2.34	1.15	to	1.95	(0.85)	to	(1.62)
	12/31/2010	30,478,867	1.14	to	1.32	42,494,257	2.97	1.15	to	1.95	8.89	to	8.03
TA Asset Allocation - Moderate Growth Initial Class
	12/31/2014	186,731	1.82	to	1.59	337,554	2.82	1.25	to	1.90	1.31	to	0.66
	12/31/2013	153,714	1.80	to	1.58	275,097	2.41	1.25	to	1.90	17.91	to	17.16
	12/31/2012	214,324	1.52	to	1.35	324,237	2.46	1.25	to	1.90	9.27	to	8.57
	12/31/2011	248,447	1.39	to	1.24	343,791	2.07	1.25	to	1.90	(3.22)	to	(3.84)
	12/31/2010	268,594	1.44	to	1.29	384,132	2.01	1.25	to	1.90	11.34	to	10.63
TA Asset Allocation - Moderate Growth Service Class
	12/31/2014	66,510,851	11.36	to	11.07	151,210,658	2.59	0.45	to	2.00	1.99	to	0.42
	12/31/2013	68,282,174	1.24	to	1.61	128,458,358	2.12	0.45	to	1.95	18.51	to	16.77
	12/31/2012	65,243,774	1.05	to	1.38	93,631,084	2.29	0.45	to	1.95	9.11	to	8.25
	12/31/2011	57,980,677	1.05	to	1.27	76,522,250	1.83	1.15	to	1.95	(3.38)	to	(4.14)
	12/31/2010	56,772,643	1.08	to	1.33	77,188,491	2.12	1.15	to	1.95	11.13	to	10.26

48

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Barrow Hanley Dividend Focused Initial Class
	12/31/2014	1,664,774	$13.08	to	$1.89	$3,844,650	1.34%	0.45%	to	1.90%	11.67%	to	10.08%
	12/31/2013	1,867,664	1.37	to	1.71	3,838,988	2.31	0.45	to	1.90	29.66	to	27.82
	12/31/2012	2,195,072	1.15	to	1.34	3,506,520	1.82	0.45	to	1.90	10.34	to	9.63
	12/31/2011	2,414,115	1.33	to	1.22	3,501,409	1.71	1.25	to	1.90	1.47	to	0.82
	12/31/2010	2,826,796	1.31	to	1.21	4,048,223	0.88	1.25	to	1.90	9.08	to	8.39
TA Barrow Hanley Dividend Focused Service Class
	12/31/2014	2,227,705	12.92	to	12.69	6,012,268	1.25	0.90	to	2.00	10.93	to	9.72
	12/31/2013	2,042,352	1.28	to	1.82	4,214,038	2.26	1.15	to	1.95	28.45	to	27.44
	12/31/2012	5,187,651	1.00	to	1.43	7,871,863	1.74	1.15	to	1.95	10.20	to	9.33
	12/31/2011	2,236,795	0.91	to	1.30	3,187,834	1.38	1.15	to	1.95	1.29	to	0.50
	12/31/2010	1,254,551	0.90	to	1.30	1,732,979	0.85	1.15	to	1.95	8.90	to	8.05
TA BlackRock Global Allocation Service Class
	12/31/2014	33,949,110	10.91	to	10.62	56,800,395	1.75	0.45	to	2.00	1.29	to	(0.36)
	12/31/2013	36,030,640	1.18	to	1.47	55,988,891	1.13	0.45	to	2.05	13.92	to	12.13
	12/31/2012	34,316,080	1.04	to	1.31	45,873,956	2.33	0.45	to	2.05	8.61	to	7.76
	12/31/2011	30,352,416	1.24	to	1.22	37,446,891	0.69	1.25	to	2.05	(5.01)	to	(5.75)
	12/31/2010	16,666,042	1.31	to	1.29	21,689,890	0.50	1.25	to	2.05	8.42	to	7.57
TA BlackRock Tactical Allocation Service Class
	12/31/2014	34,968,108	11.13	to	10.84	87,586,850	1.30	0.45	to	2.00	4.60	to	2.99
	12/31/2013	33,268,265	1.18	to	1.59	66,492,168	1.34	0.45	to	1.95	11.84	to	10.20
	12/31/2012	24,436,673	1.05	to	1.44	35,871,490	1.48	0.45	to	1.95	8.76	to	7.90
	12/31/2011	10,049,931	1.36	to	1.34	13,601,215	1.18	1.15	to	1.95	2.57	to	1.76
	12/31/2010	5,868,130	1.33	to	1.31	7,764,924	0.45	1.15	to	1.95	9.98	to	9.12
TA Clarion Global Real Estate Securities Initial Class
	12/31/2014	14,673	10.46	to	2.09	38,903	1.46	0.45	to	1.90	13.06	to	11.45
	12/31/2013	22,067	1.19	to	1.87	52,521	5.49	0.45	to	1.90	3.43	to	1.96
	12/31/2012	22,372	1.39	to	1.84	51,946	3.56	0.45	to	1.90	23.70	to	22.91
	12/31/2011	22,389	1.90	to	1.49	42,064	7.90	1.25	to	1.90	(6.90)	to	(7.49)
	12/31/2010	16,210	2.04	to	1.62	32,803	6.11	1.25	to	1.90	14.24	to	13.51
TA Clarion Global Real Estate Securities Service Class
	12/31/2014	2,083,565	10.34	to	10.16	5,463,539	1.36	0.90	to	2.00	12.28	to	11.05
	12/31/2013	1,851,330	1.11	to	1.89	3,363,372	5.47	1.15	to	1.95	2.53	to	1.72
	12/31/2012	1,368,300	1.08	to	1.85	2,269,443	3.57	1.15	to	1.95	23.55	to	22.58
	12/31/2011	841,211	0.87	to	1.51	1,134,570	7.10	1.15	to	1.95	(7.08)	to	(7.80)
	12/31/2010	521,494	0.94	to	1.64	770,080	6.54	1.15	to	1.95	13.99	to	13.10
TA International Moderate Growth Service Class
	12/31/2014	21,845,760	10.50	to	10.23	35,391,209	2.15	0.45	to	2.00	(1.23)	to	(2.75)
	12/31/2013	21,520,089	1.19	to	1.03	27,779,613	1.84	0.45	to	1.95	11.96	to	10.31
	12/31/2012	18,158,917	1.06	to	0.94	17,563,626	2.83	0.45	to	1.95	11.20	to	10.32
	12/31/2011	13,843,772	0.94	to	0.85	12,042,962	1.90	1.15	to	1.95	(8.58)	to	(9.30)
	12/31/2010	12,610,068	1.02	to	0.94	12,036,697	2.55	1.15	to	1.95	8.99	to	8.13
TA Janus Balanced Service Class
	12/31/2014	11,828,480	11.86	to	11.55	35,378,527	0.69	0.45	to	2.00	7.35	to	5.69
	12/31/2013	9,040,332	1.26	to	1.12	15,597,184	0.70	0.45	to	1.95	18.49	to	16.74
	12/31/2012	3,547,649	1.06	to	0.96	3,462,061	—	0.45	to	1.95	11.21	to	10.34
	12/31/2011	1,379,311	0.89	to	0.87	1,214,507	0.16	1.15	to	1.95	(11.82)	to	(12.51)
	12/31/2010	564,672	1.01	to	1.00	565,612	0.19	1.15	to	1.95	1.93	to	1.13
TA Jennison Growth Initial Class
	12/31/2014	1,307,658	13.88	to	2.01	2,074,564	—	0.45	to	1.90	9.46	to	7.91
	12/31/2013	1,426,689	1.46	to	1.87	2,088,334	0.26	0.45	to	1.90	37.09	to	35.14
	12/31/2012	1,707,271	1.35	to	1.38	1,840,076	0.07	0.45	to	1.90	14.33	to	13.60
	12/31/2011	2,103,003	0.96	to	1.22	1,985,265	0.12	1.25	to	1.90	(1.85)	to	(2.48)
	12/31/2010	2,325,635	0.98	to	1.25	2,240,082	0.05	1.25	to	1.90	10.88	to	10.17

49

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Jennison Growth Service Class
	12/31/2014		4,747,106	$13.72	to	$13.47	$12,818,115	—%	0.90%	to	2.00%	8.81%	to	7.62%
	12/31/2013		4,408,276	1.78	to	1.85	9,292,701	0.07	1.15	to	1.95	35.74	to	34.67
	12/31/2012		3,985,152	1.31	to	1.37	5,977,859	—	1.15	to	1.95	14.09	to	13.19
	12/31/2011		1,743,989	1.15	to	1.21	2,358,279	—	1.15	to	1.95	(1.90)	to	(2.67)
	12/31/2010		710,579	1.17	to	1.24	984,045	0.03	1.15	to	1.95	10.70	to	9.83
TA JPMorgan Core Bond Service Class
	12/31/2014		8,490,749	10.12	to	9.86	15,198,187	1.95	0.45	to	2.00	4.63	to	3.02
	12/31/2013		5,404,361	1.01	to	1.03	7,409,619	2.83	0.45	to	1.95	(2.57)	to	(4.00)
	12/31/2012		4,215,614	1.10	to	1.07	4,541,364	2.84	0.45	to	1.95	3.56	to	2.74
	12/31/2011	(1)	1,375,323	1.05	to	1.04	1,436,021	3.19	1.15	to	1.95	—	to	—
TA JPMorgan Enhanced Index Initial Class
	12/31/2014		261,524	13.47	to	1.86	655,455	0.80	0.45	to	1.90	13.67	to	12.06
	12/31/2013		244,348	1.45	to	1.66	541,382	0.64	0.45	to	1.90	31.92	to	30.05
	12/31/2012		260,637	1.29	to	1.28	442,008	1.21	0.45	to	1.90	14.91	to	14.17
	12/31/2011		388,931	1.01	to	1.12	575,064	1.21	1.25	to	1.90	(0.50)	to	(1.14)
	12/31/2010		425,131	1.01	to	1.13	634,385	1.35	1.25	to	1.90	13.76	to	13.03
TA JPMorgan Enhanced Index Service Class
	12/31/2014		447,817	13.32	to	13.08	2,099,233	0.75	0.90	to	2.00	12.95	to	11.71
	12/31/2013		223,242	1.54	to	1.71	448,924	0.53	1.15	to	1.95	30.63	to	29.61
	12/31/2012		150,883	1.18	to	1.32	192,454	0.97	1.15	to	1.95	14.77	to	13.86
	12/31/2011		105,155	1.03	to	1.16	121,663	1.08	1.15	to	1.95	(0.67)	to	(1.44)
	12/31/2010		133,806	1.04	to	1.17	167,268	1.71	1.15	to	1.95	13.55	to	12.66
TA JPMorgan Mid Cap Value Service Class
	12/31/2014		5,723,903	13.41	to	13.07	20,447,452	0.64	0.45	to	2.00	14.47	to	12.71
	12/31/2013		4,415,296	1.49	to	1.88	10,486,357	0.38	0.45	to	1.95	30.88	to	28.95
	12/31/2012		3,860,875	1.14	to	1.46	5,704,726	0.75	0.45	to	1.95	18.86	to	17.93
	12/31/2011		990,822	1.26	to	1.24	1,238,348	1.00	1.15	to	1.95	0.58	to	(0.21)
	12/31/2010		131,838	1.25	to	1.24	164,089	2.68	1.15	to	1.95	21.43	to	20.47
TA JPMorgan Tactical Allocation Service Class
	12/31/2014		20,676,779	10.74	to	10.47	51,151,249	0.96	0.45	to	2.00	5.80	to	4.18
	12/31/2013		19,949,918	1.10	to	1.08	30,794,952	1.02	0.45	to	1.95	4.82	to	3.28
	12/31/2012		14,296,793	1.07	to	1.05	15,073,054	0.63	0.45	to	1.95	6.24	to	5.40
	12/31/2011	(1)	2,836,026	1.00	to	0.99	2,823,875	1.02	1.15	to	1.95	—	to	—
TA Legg Mason Dynamic Allocation - Balanced Service Class
	12/31/2014		16,981,768	11.19	to	10.91	57,286,673	0.66	0.45	to	2.00	8.00	to	6.33
	12/31/2013		14,019,229	1.08	to	1.08	26,970,451	0.21	0.45	to	1.95	8.88	to	7.28
	12/31/2012	(1)	4,608,121	1.02	to	1.01	4,653,300	—	0.45	to	1.95	—	to	—
TA Legg Mason Dynamic Allocation - Growth Service Class
	12/31/2014		12,452,814	11.62	to	11.33	41,526,468	0.57	0.45	to	2.00	7.69	to	6.04
	12/31/2013		9,288,777	1.14	to	1.14	20,070,907	0.19	0.45	to	1.95	15.09	to	13.40
	12/31/2012	(1)	2,788,564	1.01	to	1.00	2,801,716	—	0.45	to	1.95	—	to	—
TA Market Participation Strategy Service Class
	12/31/2014		6,502,270	11.78	to	11.48	27,861,249	—	0.45	to	2.00	7.56	to	5.91
	12/31/2013		4,873,843	1.13	to	1.11	12,392,847	—	0.45	to	1.95	13.78	to	12.11
	12/31/2012	(1)	728,061	0.99	to	0.99	720,954	—	0.45	to	1.95	—	to	—
TA MFS International Equity Initial Class
	12/31/2014		49,145	10.56	to	1.63	67,563	0.96	0.45	to	1.90	(5.60)	to	(6.94)
	12/31/2013		49,155	1.33	to	1.75	72,262	1.15	0.45	to	1.90	17.56	to	15.89
	12/31/2012		49,166	1.43	to	1.51	62,062	1.64	0.45	to	1.90	20.64	to	19.87
	12/31/2011		50,143	1.06	to	1.26	52,546	1.88	1.25	to	1.90	(11.17)	to	(11.73)
	12/31/2010		8,014	1.20	to	1.43	9,467	1.40	1.25	to	1.90	9.13	to	8.44

50

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest				Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Net Assets	Ratio*	Highest			Expense Ratio
TA MFS International Equity Service Class
	12/31/2014		1,240,007	$10.44	to	$10.26	$3,695,090	0.95%	0.90%	to	2.00%	(6.26)%	to	(7.28)%
	12/31/2013		995,804	1.35	to	1.83	2,398,959	1.15	1.15	to	1.95	16.43	to	15.52
	12/31/2012		784,016	1.16	to	1.58	1,119,091	1.52	1.15	to	1.95	20.48	to	19.53
	12/31/2011		519,700	0.97	to	1.33	578,305	1.21	1.15	to	1.95	(11.24)	to	(11.93)
	12/31/2010		312,759	1.09	to	1.51	458,883	1.67	1.15	to	1.95	9.05	to	8.20
TA Morgan Stanley Capital Growth Initial Class
	12/31/2014		33,027	1.98	to	1.95	70,381	—	1.25	to	1.90	4.70	to	4.03
	12/31/2013		20,201	1.89	to	1.87	41,179	0.67	1.25	to	1.90	46.42	to	45.49
	12/31/2012		20,240	1.29	to	1.29	28,219	—	1.25	to	1.90	14.11	to	13.38
	12/31/2011		20,281	1.13	to	1.13	24,817	—	1.25	to	1.90	(6.97)	to	(7.56)
	12/31/2010		87,886	1.21	to	1.23	115,765	0.89	1.25	to	1.90	25.86	to	25.06
TA Morgan Stanley Capital Growth Service Class
	12/31/2014		487,574	14.34	to	14.09	1,461,885	—	0.90	to	2.00	4.84	to	3.69
	12/31/2013		500,196	1.72	to	1.93	1,052,865	0.49	1.15	to	1.95	46.20	to	45.06
	12/31/2012		465,486	1.18	to	1.33	630,426	—	1.15	to	1.95	13.89	to	12.99
	12/31/2011		525,278	1.03	to	1.18	579,273	—	1.15	to	1.95	(7.06)	to	(7.78)
	12/31/2010		245,780	1.11	to	1.28	338,026	0.70	1.15	to	1.95	25.64	to	24.66
TA Morgan Stanley Mid-Cap Growth Initial Class
	12/31/2014		28,385	12.36	to	2.10	41,630	—	0.45	to	1.90	(0.43)	to	(1.85)
	12/31/2013		36,941	1.39	to	2.14	54,906	0.81	0.45	to	1.90	38.52	to	36.55
	12/31/2012		38,621	1.58	to	1.56	41,828	—	0.45	to	1.90	7.73	to	7.04
	12/31/2011		82,859	1.02	to	1.46	83,380	0.31	1.25	to	1.90	(7.86)	to	(8.45)
	12/31/2010		66,790	1.11	to	1.60	73,022	0.13	1.25	to	1.90	32.25	to	31.41
TA Morgan Stanley Mid-Cap Growth Service Class
	12/31/2014		1,405,002	12.21	to	12.00	4,158,692	—	0.90	to	2.00	(1.15)	to	(2.24)
	12/31/2013		1,427,218	2.03	to	2.02	3,367,567	0.60	1.15	to	1.95	37.25	to	36.17
	12/31/2012		1,851,803	1.48	to	1.49	2,936,120	—	1.15	to	1.95	7.53	to	6.68
	12/31/2011		1,905,110	1.38	to	1.39	2,750,031	0.22	1.15	to	1.95	(7.97)	to	(8.69)
	12/31/2010		295,317	1.50	to	1.52	496,082	0.02	1.15	to	1.95	32.06	to	31.03
TA Multi-Managed Balanced Initial Class
	12/31/2014		23,192	2.23	to	1.98	50,777	1.38	1.25	to	1.90	9.44	to	8.74
	12/31/2013		23,192	2.04	to	1.82	46,465	1.58	1.25	to	1.90	16.63	to	15.89
	12/31/2012		23,192	1.75	to	1.57	39,897	0.00	1.25	to	1.90	11.17	to	10.46
	12/31/2011		—	1.57	to	1.42	—	—	1.25	to	1.90	2.75	to	2.10
	12/31/2010		—	1.53	to	1.39	—	—	1.25	to	1.90	22.59	to	21.81
TA Multi-Managed Balanced Service Class
	12/31/2014		4,141,602	12.03	to	11.72	10,150,180	1.24	0.45	to	2.00	10.00	to	8.31
	12/31/2013		3,663,589	1.26	to	1.81	6,706,218	1.48	0.45	to	1.95	17.23	to	15.50
	12/31/2012		2,836,668	1.31	to	1.57	4,481,180	1.45	0.45	to	1.95	11.11	to	10.24
	12/31/2011		2,609,105	1.24	to	1.42	3,671,757	2.35	1.15	to	1.95	2.57	to	1.77
	12/31/2010		1,857,167	1.21	to	1.40	2,631,533	0.49	1.15	to	1.95	22.48	to	21.51
TA Multi-Manager Alt Strategies Service Class
	12/31/2014		2,886	10.49	to	10.34	30,031	0.83	0.45	to	1.65	2.49	to	1.27
	12/31/2013	(1)	598	10.23	to	10.21	6,116	—	0.45	to	1.65	—	to	—
TA PIMCO Tactical - Balanced Service Class
	12/31/2014		11,037,640	11.28	to	11.00	30,107,695	1.04	0.45	to	2.00	7.35	to	5.70
	12/31/2013		9,401,250	1.10	to	0.99	16,381,046	0.59	0.45	to	1.95	11.35	to	9.71
	12/31/2012		3,645,065	0.99	to	0.91	3,358,618	1.49	0.45	to	1.95	(0.17)	to	(0.96)
	12/31/2011		1,562,351	0.93	to	0.92	1,443,848	1.21	1.15	to	1.95	(4.50)	to	(5.25)
	12/31/2010		1,506,654	0.97	to	0.97	1,462,772	0.54	1.15	to	1.95	(4.56)	to	(5.31)

51

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest				Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Net Assets	Ratio*	Highest			Expense Ratio
TA PIMCO Tactical - Conservative Service Class
	12/31/2014		5,302,381	$11.08	to	$10.80	$10,002,783	1.31%	0.45%	to	2.00%	8.24%	to	6.57%
	12/31/2013		3,388,194	1.07	to	0.94	4,859,792	0.67	0.45	to	1.95	7.67	to	6.09
	12/31/2012		1,792,209	0.99	to	0.89	1,613,212	1.19	0.45	to	1.95	0.37	to	(0.43)
	12/31/2011		916,713	0.91	to	0.89	824,736	1.44	1.15	to	1.95	(8.51)	to	(9.23)
	12/31/2010		759,928	0.99	to	0.98	749,706	0.86	1.15	to	1.95	(3.23)	to	(3.99)
TA PIMCO Tactical - Growth Service Class
	12/31/2014		6,170,132	11.51	to	11.22	15,981,612	1.80	0.45	to	2.00	5.92	to	4.29
	12/31/2013		5,087,552	1.14	to	0.98	8,054,694	0.75	0.45	to	1.95	16.28	to	14.57
	12/31/2012		1,751,213	0.98	to	0.85	1,512,853	0.41	0.45	to	1.95	(0.46)	to	(1.25)
	12/31/2011		630,345	0.88	to	0.86	550,036	1.26	1.15	to	1.95	(12.62)	to	(13.30)
	12/31/2010		534,657	1.00	to	0.99	534,937	1.47	1.15	to	1.95	(1.83)	to	(2.60)
TA PIMCO Total Return Initial Class
	12/31/2014		244,451	1.63	to	1.40	390,765	1.82	1.25	to	1.90	3.38	to	2.72
	12/31/2013		271,387	1.58	to	1.36	420,257	1.95	1.25	to	1.90	(3.75)	to	(4.36)
	12/31/2012		344,743	1.64	to	1.42	555,485	3.95	1.25	to	1.90	6.22	to	5.53
	12/31/2011		518,608	1.54	to	1.35	787,899	2.32	1.25	to	1.90	4.96	to	4.29
	12/31/2010		506,407	1.47	to	1.29	734,088	4.16	1.25	to	1.90	5.87	to	5.20
TA PIMCO Total Return Service Class
	12/31/2014		38,303,298	9.93	to	9.68	68,015,822	1.68	0.45	to	2.00	3.87	to	2.27
	12/31/2013		45,280,868	1.02	to	1.33	65,446,075	2.05	0.45	to	1.95	(3.20)	to	(4.62)
	12/31/2012		43,554,435	1.29	to	1.40	59,123,962	4.32	0.45	to	1.95	6.25	to	5.26
	12/31/2011		22,909,610	1.24	to	1.33	29,757,483	2.42	1.00	to	1.95	4.90	to	3.93
	12/31/2010		12,676,585	1.18	to	1.28	15,856,268	5.13	1.00	to	1.95	5.88	to	4.89
TA PineBridge Inflation Opportunities Service Class
	12/31/2014		11,260,430	9.22	to	8.98	14,671,181	0.31	0.45	to	2.00	2.91	to	1.33
	12/31/2013		13,261,771	0.94	to	0.98	14,478,869	0.34	0.45	to	1.95	(9.95)	to	(11.28)
	12/31/2012		13,767,765	1.14	to	1.11	15,370,289	0.26	0.45	to	1.95	5.08	to	4.25
	12/31/2011	(1)	4,114,180	1.07	to	1.06	4,386,948	—	1.15	to	1.95	—	to	—
TA ProFunds UltraBear Service Class (OAM)
	12/31/2014		4,425,558	0.09	to	0.09	390,086	—	1.00	to	1.95	(26.32)	to	(27.01)
	12/31/2013		3,540,863	0.12	to	0.12	425,843	—	1.00	to	1.95	(45.65)	to	(46.16)
	12/31/2012		17,756,040	0.67	to	0.22	3,953,441	—	0.45	to	1.95	(30.13)	to	(30.79)
	12/31/2011		18,246,388	0.32	to	0.32	5,840,353	—	1.00	to	1.95	(20.74)	to	(21.48)
	12/31/2010		583,716	0.41	to	0.40	237,078	—	1.00	to	1.95	(27.49)	to	(28.17)
TA Systematic Small/Mid Cap Value Initial Class
	12/31/2014		378,313	12.83	to	10.39	3,330,797	0.79	0.45	to	1.55	4.75	to	3.62
	12/31/2013		418,523	1.45	to	10.03	3,611,831	0.42	0.45	to	1.55	35.71	to	34.24
	12/31/2012		492,637	1.39	to	7.47	3,142,391	0.54	0.45	to	1.55	14.94	to	14.60
	12/31/2011		614,983	2.09	to	6.52	3,551,915	0.15	1.25	to	1.55	(3.86)	to	(4.14)
	12/31/2010		661,759	2.17	to	6.80	4,020,275	0.74	1.25	to	1.55	28.80	to	28.42
TA Systematic Small/Mid Cap Value Service Class
	12/31/2014		3,341,690	12.68	to	12.45	7,605,510	0.64	0.90	to	2.00	3.99	to	2.86
	12/31/2013		2,199,252	1.79	to	1.70	4,056,739	0.29	1.15	to	1.95	34.49	to	33.44
	12/31/2012		1,936,575	1.33	to	1.28	2,533,553	0.27	1.15	to	1.95	14.72	to	13.81
	12/31/2011		1,265,467	1.16	to	1.12	1,445,404	0.04	1.15	to	1.95	(3.96)	to	(4.71)
	12/31/2010		738,776	1.21	to	1.18	881,940	0.82	1.15	to	1.95	28.57	to	27.56
TA T. Rowe Price Small Cap Initial Class
	12/31/2014		153,368	13.75	to	2.36	295,834	—	0.45	to	1.90	6.07	to	4.56
	12/31/2013		180,817	1.51	to	2.26	331,926	0.07	0.45	to	1.90	43.42	to	41.39
	12/31/2012		199,364	1.59	to	1.60	257,578	—	0.45	to	1.90	14.26	to	13.52
	12/31/2011		201,461	1.44	to	1.41	228,149	—	1.25	to	1.90	0.44	to	(0.20)
	12/31/2010		189,760	1.44	to	1.41	214,274	—	1.25	to	1.90	32.77	to	31.92

52

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest				Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Net Assets	Ratio*	Highest			Expense Ratio
TA T. Rowe Price Small Cap Service Class
	12/31/2014		5,746,945	$13.60	to	$13.35	$22,421,531	—%	0.90%	to	2.00%	5.29%	to	4.14%
	12/31/2013		4,912,670	2.18	to	2.28	14,082,513	—	1.15	to	1.95	42.07	to	40.95
	12/31/2012		4,271,914	1.53	to	1.62	7,692,095	—	1.15	to	1.95	14.09	to	13.19
	12/31/2011		1,529,018	1.34	to	1.43	2,411,201	—	1.15	to	1.95	0.36	to	(0.43)
	12/31/2010		492,368	1.34	to	1.44	809,041	—	1.15	to	1.95	32.54	to	31.50
TA Torray Concentrated Growth Initial Class
	12/31/2014		312,882	13.16	to	2.02	1,765,697	0.86	0.45	to	1.90	9.50	to	7.94
	12/31/2013		340,616	1.44	to	1.87	1,772,939	0.99	0.45	to	1.90	32.50	to	30.62
	12/31/2012		441,843	1.43	to	1.44	1,719,363	0.84	0.45	to	1.90	15.68	to	14.94
	12/31/2011		588,587	1.26	to	1.25	1,995,362	0.72	1.25	to	1.90	(3.47)	to	(4.09)
	12/31/2010		661,498	1.30	to	1.30	2,331,395	0.68	1.25	to	1.90	17.70	to	16.95
TA Torray Concentrated Growth Service Class
	12/31/2014		3,902,173	13.00	to	12.77	9,918,986	0.70	0.90	to	2.00	8.76	to	7.57
	12/31/2013		3,636,014	1.69	to	1.90	7,755,616	0.78	1.15	to	1.95	31.30	to	30.27
	12/31/2012		3,035,386	1.29	to	1.46	4,696,125	0.99	1.15	to	1.95	15.49	to	14.58
	12/31/2011		458,821	1.11	to	1.27	571,323	0.64	1.15	to	1.95	(3.64)	to	(4.39)
	12/31/2010		227,659	1.15	to	1.33	331,486	0.58	1.15	to	1.95	17.52	to	16.60
TA TS&W International Equity Initial Class
	12/31/2014		425,897	10.70	to	1.51	886,720	2.39	0.45	to	1.90	(5.61)	to	(6.95)
	12/31/2013		486,627	1.35	to	1.62	1,084,356	2.29	0.45	to	1.90	23.79	to	22.03
	12/31/2012		583,020	1.24	to	1.33	1,054,272	2.23	0.45	to	1.90	15.30	to	14.56
	12/31/2011		682,230	1.09	to	1.16	1,073,083	1.40	1.25	to	1.90	(15.35)	to	(15.89)
	12/31/2010		743,147	1.29	to	1.38	1,383,627	1.99	1.25	to	1.90	7.14	to	6.46
TA TS&W International Equity Service Class
	12/31/2014		597,875	10.58	to	10.39	1,710,204	2.32	0.90	to	2.00	(6.23)	to	(7.25)
	12/31/2013		559,458	1.21	to	1.73	1,151,493	2.21	1.15	to	1.95	22.66	to	21.70
	12/31/2012		415,528	0.99	to	1.42	520,759	2.04	1.15	to	1.95	15.11	to	14.20
	12/31/2011		421,636	0.86	to	1.24	424,142	1.36	1.15	to	1.95	(15.54)	to	(16.20)
	12/31/2010		191,678	1.02	to	1.48	283,318	2.00	1.15	to	1.95	6.97	to	6.13
TA Vanguard ETF - Balanced Service Class
	12/31/2014		136,879,690	10.98	to	10.70	342,152,293	0.95	0.45	to	2.00	4.08	to	2.48
	12/31/2013		129,881,636	1.16	to	1.17	209,472,792	1.09	0.45	to	1.95	10.93	to	9.30
	12/31/2012		92,769,802	1.15	to	1.07	103,256,948	1.28	0.45	to	1.95	7.32	to	6.31
	12/31/2011		55,196,098	1.11	to	1.01	57,381,801	1.17	1.00	to	1.95	0.46	to	(0.47)
	12/31/2010		24,067,970	1.10	to	1.01	24,991,459	1.17	1.00	to	1.95	9.60	to	8.57
TA Vanguard ETF - Conservative Service Class
	12/31/2014		40,013,205	10.79	to	10.52	77,921,336	1.25	0.45	to	2.00	4.77	to	3.16
	12/31/2013		35,123,308	1.11	to	1.19	52,461,737	1.34	0.45	to	1.95	6.99	to	5.41
	12/31/2012		32,111,247	1.05	to	1.13	37,084,247	1.08	0.45	to	1.95	5.56	to	4.57
	12/31/2011		20,543,306	1.11	to	1.08	22,551,897	0.68	1.00	to	1.95	2.15	to	1.21
	12/31/2010		8,889,907	1.08	to	1.07	9,586,345	0.03	1.00	to	1.95	8.34	to	7.33
TA Vanguard ETF - Growth Service Class
	12/31/2014		139,255,241	11.42	to	11.13	326,832,308	1.06	0.45	to	2.00	3.51	to	1.91
	12/31/2013		122,516,985	1.26	to	1.19	196,467,643	1.25	0.45	to	1.95	18.25	to	16.51
	12/31/2012		79,318,618	1.10	to	1.02	84,454,388	1.65	0.45	to	1.95	10.44	to	9.41
	12/31/2011		57,119,875	1.05	to	0.93	55,427,571	1.54	1.00	to	1.95	(2.11)	to	(3.02)
	12/31/2010		38,408,841	1.08	to	0.96	38,155,104	1.32	1.00	to	1.95	11.88	to	10.84
TA Voya Balanced Allocation Service Class
	12/31/2014		1,520	10.59	to	10.44	16,056	0.93	1.15	to	2.00	(0.36)	to	(1.20)
	12/31/2013	(1)	1,498	10.63	to	10.57	15,909	—	1.15	to	2.00	—	to	—
TA Voya Conservative Allocation Service Class
	12/31/2014		1,588	10.10	to	9.96	16,003	1.06	1.15	to	2.00	(1.05)	to	(1.89)
	12/31/2013	(1)	1,552	10.21	to	10.15	15,829	—	1.15	to	2.00	—	to	—

53

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest				Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Net Assets	Ratio*	Highest			Expense Ratio
TA Voya Intermediate Bond Service Class
	12/31/2014		—	$10.02	to	$9.88	$—	—%	1.15%	to	2.00%	4.62%	to	3.73%
	12/31/2013	(1)	—	9.58	to	9.52	—	—	1.15	to	2.00	—	to	—
TA Voya Large Cap Growth Service Class
	12/31/2014		—	13.14	to	12.95	—	—	1.15	to	2.00	11.83	to	10.88
	12/31/2013	(1)	—	11.75	to	11.68	—	—	1.15	to	2.00	—	to	—
TA Voya Limited Maturity Bond Service Class
	12/31/2014		4,850	9.83	to	9.69	47,533	0.16	1.15	to	2.00	(0.88)	to	(1.72)
	12/31/2013	(1)	4,711	9.91	to	9.86	46,655	—	1.15	to	2.00	—	to	—
TA Voya Mid Cap Opportunities Service Class
	12/31/2014		—	12.58	to	12.41	—	—	1.15	to	2.00	7.27	to	6.36
	12/31/2013	(1)	—	11.73	to	11.66	—	—	1.15	to	2.00	—	to	—
TA Voya Moderate Growth Allocation Service Class
	12/31/2014		—	10.98	to	10.83	—	—	1.15	to	2.00	(0.47)	to	(1.31)
	12/31/2013	(1)	—	11.03	to	10.97	—	—	1.15	to	2.00	—	to	—
TA WMC US Growth Initial Class
	12/31/2014		2,344,356	13.34	to	1.78	3,041,752	0.87	0.45	to	1.90	10.61	to	9.03
	12/31/2013		2,741,240	1.36	to	1.64	3,277,307	1.03	0.45	to	1.90	31.87	to	30.00
	12/31/2012		3,154,123	1.17	to	1.26	2,886,812	0.31	0.45	to	1.90	11.76	to	11.05
	12/31/2011		3,726,954	1.06	to	1.13	3,055,376	0.37	1.25	to	1.90	(4.92)	to	(5.52)
	12/31/2010		3,987,239	1.12	to	1.20	3,430,986	0.54	1.25	to	1.90	16.36	to	15.62
TA WMC US Growth Service Class
	12/31/2014		1,038,319	13.18	to	12.94	2,909,622	0.69	0.90	to	2.00	9.84	to	8.64
	12/31/2013		975,383	1.36	to	1.69	1,861,412	0.81	1.15	to	1.95	30.63	to	29.61
	12/31/2012		778,449	1.04	to	1.31	1,097,644	0.12	1.15	to	1.95	11.57	to	10.69
	12/31/2011		678,266	0.93	to	1.18	849,840	0.21	1.15	to	1.95	(5.02)	to	(5.76)
	12/31/2010		66,028	0.98	to	1.25	86,455	0.36	1.15	to	1.95	16.15	to	15.24
Vanguard® Equity Index
	12/31/2014		—	13.30	to	13.22	—	—	0.65	to	1.00	12.77	to	12.38
	12/31/2013	(1)	—	11.79	to	11.76	—	—	0.45	to	0.80	—	to	—
Vanguard® International
	12/31/2014		—	10.89	to	10.83	—	—	0.65	to	1.00	(6.66)	to	(6.99)
	12/31/2013	(1)	—	11.67	to	11.64	—	—	0.45	to	0.80	—	to	—
Vanguard® Mid-Cap Index
	12/31/2014		—	13.36	to	13.28	—	—	0.65	to	1.00	12.86	to	12.46
	12/31/2013	(1)	—	11.84	to	11.81	—	—	0.45	to	0.80	—	to	—
Vanguard® REIT Index
	12/31/2014		—	11.51	to	11.45	—	—	0.65	to	1.00	29.27	to	28.82
	12/31/2013	(1)	—	8.91	to	8.89	—	—	0.45	to	0.80	—	to	—
Vanguard® Short-Term Investment Grade
	12/31/2014		—	10.08	to	10.03	—	—	0.65	to	1.00	1.10	to	0.74
	12/31/2013	(1)	—	9.98	to	9.95	—	—	0.45	to	0.80	—	to	—
Vanguard® Total Bond Market Index
	12/31/2014		—	10.13	to	10.07	—	—	0.65	to	1.00	5.21	to	4.84
	12/31/2013	(1)	—	9.63	to	9.61	—	—	0.45	to	0.80	—	to	—
Wanger International
	12/31/2014		—	10.53	to	10.47	—	—	0.45	to	0.80	(4.83)	to	(5.17)
	12/31/2013	(1)	—	11.06	to	11.04	—	—	0.45	to	0.80	—	to	—
Wanger USA
	12/31/2014		—	12.81	to	12.74	—	—	0.45	to	0.80	4.31	to	3.95
	12/31/2013	(1)	—	12.28	to	12.25	—	—	0.45	to	0.80	—	to	—

(1)	See footnote 1

54

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

55

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

5. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of .15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.30% to 1.85% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Facilitation Fee Assessed
AllianceBernstein Balanced Wealth Strategy Class B Shares	0.20%
Franklin Founding Funds Allocation Class 4 Shares	0.15%
American Funds - Asset Allocation Class 2 Shares	0.30%
American Funds - Bond Class 2 Shares	0.30%
American Funds - Growth Class 2 Shares	0.30%
American Funds - Growth-Income Class 2 Shares	0.30%
American Funds - International Class 2 Shares	0.30%
GE Investments Total Return Class 3 Shares	0.20%
TA BlackRock Global Allocation Service Class	0.10%

6. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

56

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

7. Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

57

PART C	OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)		Resolution of the Board of Directors of Transamerica Financial Life Insurance Company authorizing establishment of the Separate Account. Note 1

(2)		Not Applicable.

(3)	(a)	Amended and Restated Principal Underwriting Agreement - Transamerica Financial Life Insurance Company and Transamerica Capital, Inc. Note 4

	(b)	Form of Broker/Dealer Life Insurance Company Product Sales Agreement by and between TCI Securities Corporation and the Broker/Dealer. Note 1

(4)	(a)	Form of Policy. Note 4

	(b)	Form of Policy Rider (Return of Premium). Note 4

	(c)	Form of Policy Rider (RIM). Note 11

(5)	(a)	Form of Application. Note 11

(6)	(a)	Articles of Incorporation of Transamerica Financial Life Insurance Company. Note 3

	(b)	ByLaws of Transamerica Life Insurance Company. Note 3

(7)		Reinsurance Agreements. Not Applicable.

(8)	(a)	Participation Agreement (TST). Note 4

	(a)(1)	Amendment No. 1 to Participation Agreement (TST). Note 5

	(a)(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 7

	(a)(3)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 8

	(a)(4)	Amendment No. 2 to Participation Agreement (TST). Note 9

	(a)(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 11

(9)		Opinion and Consent of Counsel. Note 11

(10)		Consent of Independent Registered Public Accounting Firm. Note 11

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney. Elizabeth Belanger, Kent Callahan, Elizabeth A. Summers, Chad Noehren, Marc Cahn, C. Michiel van Katwijk, William Brown, Jr. and Peter P. Post. Note 11

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-185574) filed on December 20, 2012.

Note 2.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-172715) filed on May 6, 2011.

Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 34 to Form N-4 Registration Statement (File No. 33-83560) filed on April 25, 2011.

Note 4.	Filed with Pre-Effective Amendment No. 1 Form N-4 Registration Statement (File No. 333-186036) filed on April 10, 2013.

Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.

Note 6.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-189436) filed on September 11, 2013.

Note 7.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189436) filed on October 2, 2013.

Note 8.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-186036) filed on April 28, 2014.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189436) filed on February 19, 2015.

Note 11.	Filed herewith.

Item 25.	Directors and Officers of the Depositor (Transamerica Financial Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

William Brown, Jr. 14 Windward Avenue White Plains, NY 10605	Director

Peter P. Post 36 Brookridge Drive Greenwich, CT 06830	Director

Marc Cahn 440 Mamaroneck Avenue Harrison, NY 10528	Director, Senior Vice President, Assistant Secretary and Division General Counsel

Chad Noehren 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Controller

Kent Callahan 1 Glenlake Parkway Atlanta, GA 30328	Director, President and Chairman of the Board

Elizabeth Belanger 440 Mamaroneck Avenue Harrison, NY 10528	Director and Vice President

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Senior Vice President and Treasurer

Elizabeth A. Summers 1150 South Olive Street Los Angeles, CA 90015	Director and Senior Vice President

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
44764 Yukon Inc.	Canada	100% Creditor Resources, Inc.	Holding company
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada ULC	Canada

AEGON Canada Holding B.V. owns 174,588,712 shares of Common Stock; 1,500 shares of Series II Preferred stock; 2 shares of Series III Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.

Holding company
AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (90.6057%) ; Transamerica Premier Life Insurance Company (9.3943%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Garnet LIHTC Fund XXXV, LLC - sole Member	Affordable housing
Asia Investment Holding Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Transamerica Premier Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Canadian Premier Life Insurance Company	Canada	100% Transamerica Life Canada	Insurance company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Clark, LLC	Delaware	Sole Member - Diversified Retirement Corporation	Holding company
Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm
Clark Investment Strategies, Inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker/Dealer
Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company
Consumer Membership Services Canada Inc.	Canada	100% AEGON Canada ULC	Marketing of credit card protection membership services in Canada
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Company	Credit insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
CRI Canada Ltd.	Canada	44764 Yukon Inc. owns all preferred shares of stock; various non-AEGON entities/investors own common shares of stock	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fong LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments V, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware

Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).

Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments
Garnet LIHTC Fund XLI, LLC	Delaware	Sole Member - Garnet Community Investment XLI, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investmetns
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member - Garnet Community Investment XLIV, LLC	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member - Garnet Community Investment XLIV, LLC	Investments
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)

Affordable housing
Intersecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Company	Leases business equipment
Ironwood Re Corp.	Hawaii	100% AEGON USA, LLC	Captive insurance company
LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Legacy General Insurance Company	Canada	100% AEGON Canada ULC	Insurance company
Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Company	Trust company
McDonald Corporate Tax Credit Fund IV Limited Partnership	Delaware	Partners: Transamerica Premier Life Insurance Company - 99.9% General Partner; TAH-McD IV, LLC - 0.10% General Partner	Tax credit fund
MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding Company	Provides financial counseling for employees and agents of affiliated companies
Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware

Members: Transamerica Life Insurance Company (90.96%); Transamerica Premier Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.

Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Transamerica Premier Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	100% Stonebridge Life Insurance Company	Investments
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% AEGON Canada ULC	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Dormant
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
THH Acquisitions, LLC	Iowa	Sole Member - Investors Warranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Company	Broker/Dealer
Transamerica Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% AEGON USA, LLC; 12% Transamerica Life Insurance Company	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions Corporation	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company
Transamerica Life Insurance Company	Iowa

676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC

Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda -- will primarily write fixed universal life and term insurance
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Investment advisor
Transamerica Retirement Insurance Agency, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Conduct business as an insurance agency.
Transamerica Retirement Solutions Corporation	Delaware	100% AUSA Holding Company	Retirement plan services.
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	100% AUSA Holding Company	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding Company	Investments
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding Company	Third party administrator
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding Company	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (65.951%); Transamerica Premier Life Insurance Company (32.969%); Transamerica Financial Life Insurance Company (1.080%) Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 27.	Number of Contract Owners

As of March 31, 2015, there were 5 Contract owners.

Item 28.	Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Michael W. Brandsma	(1)	Director, President and Chief Financial Officer

David W. Hopewell	(2)	Director

David R. Paulsen	(1)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(1)	Chief Marketing Officer and Chief Operations Officer

Rick B. Resnik	(3)	Chief Compliance Officer

Amy Angle	(5)	Assistant Vice President

Elizabeth Belanger	(3)	Vice President and Assistant Secretary

Alison Ryan	(4)	Vice President and Assistant Secretary

Ayla Nazli	(4)	Assistant Secretary

Brenda L. Smith	(1)	Assistant Vice President

Lisa Wachendorf	(2)	Assistant Vice President

Arthur D. Woods	(6)	Assistant Vice President

Marc Cahn	(3)	Secretary

Jeffrey T. McGlaun	(5)	Assistant Treasurer

C. Michiel Van Katwijk	(5)	Treasurer

(1)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	440 Mamaroneck Avenue, Harrison, NY 10528
(4)	1150 S. Olive St., Los Angeles, CA 90015
(5)	100 Light Street, Floor B1, Baltimore, MD 21202
(6)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$133	0	0	0

(1)	Fiscal Year 2014

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Financial Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)	Transamerica Financial Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Financial Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 29th day of April, 2015.

SEPARATE ACCOUNT VA BNY TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY Depositor

Kent Callahan* Director, President and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Chad Noehren*	Controller	, 2015

Elizabeth Belanger*	Director and Vice President	, 2015

Marc Cahn*	Director, Senior Vice President, Assistant Secretary and Division General Counsel	, 2015

Kent Callahan*	Director, Chairman of the Board and President	, 2015

C. Michiel van Katwijk*	Treasurer and Senior Vice President	, 2015

Elizabeth A. Summers*	Director and Senior Vice President	, 2015

William Brown, Jr.*	Director	, 2015

Peter P. Post*	Director	, 2015

/s/Alison Ryan Alison Ryan	Assistant Secretary and Vice President	April 29, 2015

*By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.

Registration No.

333 – 186036

811 - 08750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

TRANSAMERICA INCOME ELITE II

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

4(c)	Form of Policy Rider (Retirement Income Max)

5(a)	Form of Application

8(a)(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST)

9	Opinion and Consent of Counsel

10	Consent of Independent Registered Public Accounting Firm

13	Powers of Attorney

*	Page numbers included only in manually executed original.